--------------------------------------------------------------------------------
TAX-EXEMPT INCOME
--------------------------------------------------------------------------------

Alliance Municipal
Income Fund II

                              [GRAPHIC OMITTED]

Annual Report
September 30, 2002
                                            AllianceCapital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
November 18, 2002

Dear Shareholder:

This report provides municipal market activity and investment results for the Portfolios of Alliance Municipal Income Fund II for their annual reporting period ended September 30, 2002.

Investment Objectives and Policies

The nine Portfolios of this open-end fund invest principally in high-yielding, predominantly medium-quality municipal securities, and seek to provide the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended September 30, 2002

                                                ------------------
                                                   Total Returns
                                                ------------------
                                                                       Overall
                                                  6           12     Morningstar
Portfolio                                       Months      Months    Ratings**
--------------------------------------------------------------------------------
Arizona                                         6.51%       7.33%          4
--------------------------------------------------------------------------------
Florida                                         6.86%       7.21%          3
--------------------------------------------------------------------------------
Massachusetts                                   6.29%       5.46%          4
--------------------------------------------------------------------------------
Michigan                                        7.08%       7.87%          4
--------------------------------------------------------------------------------
Minnesota                                       7.27%       7.46%          4
--------------------------------------------------------------------------------
New Jersey                                      4.91%       4.42%          2
--------------------------------------------------------------------------------
Ohio                                            3.82%       5.57%          2
--------------------------------------------------------------------------------
Pennsylvania                                    6.61%       6.88%          3
--------------------------------------------------------------------------------
Virginia                                        6.70%       7.58%          3
--------------------------------------------------------------------------------
Number of Funds in Morningstar
Single State Long Fund Category                                          551
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index            8.58%       8.93%
--------------------------------------------------------------------------------

* Each Portfolio's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of September 30, 2002. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolios include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II. Past performance is no guarantee of future results.

      Additional performance information can be found on pages 8-17.

** (C) 2002 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers;
      (2) may not be copied


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Portfolios were rated against the following numbers of Municipal Bond Single State Long funds over the following time periods: 551 funds in the last three years and 532 funds in the last five years. With respect to these municipal bond funds, each portfolio's 3- and 5-year Morningstar ratings were: Arizona 3 stars and 4 stars; Florida 2 stars and 3 stars; Massachusetts 3 stars and 4 stars; Michigan 3 stars and 4 stars; Minnesota 3 stars and 4 stars; New Jersey 1 star and 2 stars; Ohio 1 star and 3 stars; Pennsylvania 3 stars and 3 stars; Virginia 2 stars and 4 stars, respectively. Morningstar Rating is for the Class A share class only as of September 30, 2002; other classes may have different performance characteristics. Each Portfolio's SEC average annual total returns can be found on page 16.

ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Periods Ended September 30, 2002

                                                                         Since
                                 1 Year       3 Year       5 Year      Inception
                                 Lipper       Lipper       Lipper       Lipper
Portfolio                       Rankings*    Rankings*    Rankings*    Rankings*
--------------------------------------------------------------------------------
Arizona                           23/36        10/31         3/31         2/18
--------------------------------------------------------------------------------
Florida                           38/61        35/60        14/57         3/24
--------------------------------------------------------------------------------
Massachusetts                     53/55        42/49        22/45         1/30
--------------------------------------------------------------------------------
Michigan                          18/39         7/37         1/36         1/23
--------------------------------------------------------------------------------
Minnesota                         24/45         6/44         2/42         1/17
--------------------------------------------------------------------------------
New Jersey                        53/55        48/52        29/47         9/24
--------------------------------------------------------------------------------
Ohio                              41/43        38/41        23/38         8/21
--------------------------------------------------------------------------------
Pennsylvania                      45/63        14/61        10/58         2/34
--------------------------------------------------------------------------------
Virginia                          17/33        17/30         6/30         1/23
--------------------------------------------------------------------------------

* Lipper Rankings are based on the Portfolio's return among the returns of its peer group of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Portfolios, although some may have different investment policies. Portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

      (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II. Past performance is no guarantee of future results.

MUNICIPAL INCOME FUND II--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended September 30, 2002

                                                                    Fund
                    Fund                    Fund                  Portfolio
                  Portfolio               Portfolio                 Total        Lipper
                    Total       Lipper      Total      Lipper      Returns       Average
                   Returns     Average     Returns     Average      Since         Since
Portfolio         12 Months   12 Months    5 Years     5 Years   Inception**    Inception
-----------------------------------------------------------------------------------------
Arizona             7.33%       7.58%       6.17%       5.25%       7.10%         6.24%
-----------------------------------------------------------------------------------------
Florida             7.21%       7.36%       5.85%       5.36%       6.04%         5.51%
-----------------------------------------------------------------------------------------
Massachusetts       5.46%       8.16%       5.56%       5.53%       7.45%         6.30%
-----------------------------------------------------------------------------------------
Michigan            7.87%       7.82%       6.63%       5.49%       7.23%         5.71%
-----------------------------------------------------------------------------------------
Minnesota           7.46%       7.45%       6.03%       5.17%       5.93%         5.43%
-----------------------------------------------------------------------------------------
New Jersey          4.42%       7.29%       4.98%       5.22%       5.52%         5.35%
-----------------------------------------------------------------------------------------
Ohio                5.57%       7.66%       5.10%       5.34%       5.63%         5.52%
-----------------------------------------------------------------------------------------
Pennsylvania        6.88%       7.70%       5.82%       5.23%       6.26%         5.47%
-----------------------------------------------------------------------------------------
Virginia            7.58%       7.65%       5.80%       5.38%       7.25%         6.21%
-----------------------------------------------------------------------------------------

* Total returns for the Portfolios are based on the net asset value (NAV) of Class A shares as of September 30, 2002. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each Portfolio include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results. Funds in the Lipper Municipal Debt Funds Averages have generally similar investment objectives to the Portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

**    Portfolio since inception dates can be found on page 2 and 3.

Each Portfolio's Class A share total returns at net asset value (NAV) for the six- and 12-month periods ended September 30, 2002 are shown on page one, along with those of the Portfolios' benchmark, the Lehman Brothers Municipal Bond Index. This is accompanied by a comparison of the Portfolios' peer groups, as measured by the Lipper Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade,


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to the Portfolios, although some may have different investment policies.

The Lehman Brothers Municipal Bond Index provides an overview of the overall performance of the municipal market and is best used as a measure of relative performance of the municipal market in comparison to other sectors of the fixed income markets. For example, an investor can directly compare the performance of the municipal bond market to that of the corporate bond market by reviewing the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Corporate Bond Index. The performance of either of these indices does not reflect such factors as tax and investment policies that can impact the performance of a particular portfolio.

For the past six- and 12-month periods ended September 30, 2002, the Portfolios underperformed the Lehman Brothers Municipal Bond Index. For most of the Portfolios, the lagging performance has been largely a function of positioning. Over the course of the past 12 months, the Portfolios have been positioned in the types of bonds that would outperform if interest rates were to rise. Municipal bond yields, however, have fallen over those time periods. In fact, since March 31, 2002, 30-year AAA-rated municipal bond yields have fallen 67 basis points, resulting in strong positive price performance. As a result, though the prices of the bonds in the Portfolios did on average rise, they did not rise as much as the average bond in the index.

The performance of three of the Portfolios, Massachusetts, New Jersey and Ohio, was further negatively impacted by their exposure to specific municipal bonds related to the airline industry. This market sector has suffered greatly over the past 12 months due to the events of September 11 and the ongoing weakness in the economy. The Lehman Brothers Municipal Bond Index does not contain securities such as airline-related bonds that fall below the BBB rating category and, therefore, does not reflect the poor performance of these positions.

We also compare the performance of the Portfolios to their Lipper peer group average. The Lipper peer group average is composed of mutual funds with generally similar investment objectives, although potentially different investment policies. Over the past six months, the Portfolios underperformed their respective peer group averages, while over the past year, the Portfolios' performance relative to their Lipper peer group averages was mixed. Several of the Portfolios, Arizona, Florida, Michigan, Minnesota and Virginia, either slightly outperformed or underperformed their peer group averages. Massachusetts, New Jersey, Ohio and Pennsylvania lagged their peer groups considerably. As noted above, the underperformance of three of these Portfolios, with the exception of Pennsylvania, is specifically tied to their exposure to airline-related municipal bonds. Moreover, the general bond selection described in the previous


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

paragraph resulted in lower absolute returns for many of the Portfolios compared to their peer groups. We believe that had interest rates risen, the Portfolios would have had much stronger performance relative to their peer groups, and that given the record-low levels of interest rates, positioning the Portfolios for such a scenario offered a favorable risk/return tradeoff.

Market Overview

The municipal bond market performed slightly better than taxable fixed income sectors for both the six- and 12-month periods ended September 30, 2002. The Lehman Brothers Municipal Bond Index generated six- and 12-month returns of 8.58% and 8.93%, respectively. The Lehman Brothers U.S. Aggregate Bond Index (comprised of investment-grade, taxable bonds) returned 8.45% and 8.60% over the same time periods. The municipal bond market's performance resulted from strong demand for municipal bonds by individual investors continuing to seek shelter from equity market volatility and taxes.

The financial markets have been under the combined strain of an unsteady economic recovery, high visibility corporate governance failures and the prospect for military conflict in Iraq. Investors have reacted by adjusting their asset allocation to a heavier weighting in cash and fixed income securities. As a result, municipal interest rates dropped sharply.

Municipal issuers responded to the lower interest rate environment by issuing bonds at a record pace. In the aggregate, municipal bond issuance is up year-to-date 29% over 2001 and 13% over the previous record high in 1993. We expect issuance to remain heavy and reach well over $300 billion by the end of the year. As a result of this supply, municipal bonds are extremely attractive relative to taxable bonds today.

State and local government revenues continued to decline through June according to the Rockefeller Institute, and in our discussions with state and local officials, it is apparent that this deterioration continued throughout the third quarter. Changes in tax receipts are expected to lag changes in economic growth, but the decline in tax collections has been far more severe than anticipated given last year's mild recession. As the economy continues to rebound, tax collections should stabilize. Nevertheless, state and local government finances will remain under pressure.

During most of the 1990s, state and local tax collections grew faster than the economy, due primarily to income from capital gains and stock options. Now, that situation has reversed. State governments will eventually solve their fiscal problems, however, without a strong economic rebound, the solution will be on the back of authorities and local governments who will receive less state aid. Consequently, the financial problems that are now evident are likely to persist and eventually ripple through the rest of the municipal market. As we have discussed before, the Portfolios' exposure to general obligation debt, which is dependent on tax revenues, is very low. Nonetheless, we are continu-


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

ing to buy high-quality bonds where our analysts believe the issuer has the resources to maintain their rating through this difficult economic period.

Investment Strategy

Over the past six months, we have been positioning the Portfolios for the next phase of the market while maintaining a longer-term focus in general. The key investment themes over this time period have included investing in a wide variety of medium and high grade credit quality issuers and investing cash, whether from new flows or from the proceeds of bond sales, in bonds that perform well in a volatile market. On a selective basis, we have been selling securities that reached, in our opinion, maximum price appreciation. In their place we are currently adding higher quality bonds to mitigate the potential negative impact that the economy may have on municipal credit quality. In addition, we have focused our bond selections on premium coupon bonds to enhance the defensive posture of the Portfolios.

Given the current condition of the markets, volatility is expected to remain high. Fortunately, volatility provides opportunities to reposition the Portfolios. Specifically, we will continue to add positions providing high expected rates of return while selling those bonds that have reached their potential. In addition, we continue to actively tax swap when the markets decline. This type of trade allows us to reduce the Portfolios' current and potentially future capital gains tax liabilities while improving their income.

Outlook

Our outlook for the municipal bond market combines our longer-term view with the recognition that in the near-term, event-driven volatility is high. Our focus is primarily on the longer-term and we have positioned the Portfolios accordingly. Our economic research indicates that the growth rate for the economy should accelerate in 2003. As a result, in anticipation that the U.S. Federal Reserve will begin to raise the Federal Funds target rate, the market will start to demand higher rates on short-term bonds. We expect that shorter-term yields should rise relative to longer-term yields. Although our research is calling for an economic recovery in the new-year, it is not expected to be robust. As such, we do not foresee a meaningful increase in inflation any time soon. This is significant because we believe longer-term bonds will likely outperform shorter-term bonds. In the municipal market, the extremely attractive rates available on long-term bonds should continue to entice investors. The resultant demand should amplify the performance prospects for longer-term bonds.

In the near-term, risks remain. The economy is weak and a consistent recovery in equity prices has not yet oc-


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

curred. The risk of further terrorist activity and the unknown consequences of potential military action in Iraq have further added to an already volatile combination of factors. The result for the bond market would likely be a rally. As the Portfolios are currently positioned, they should generate positive performance but would likely lag their benchmarks as well as more aggressively positioned peer portfolios. We expect that any such market event would be short lived and the performance benefits fleeting.

Thank you for your continued interest in Alliance Municipal Income Fund II. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ David M. Dowden

David M. Dowden
Vice President


/s/ Terrance T. Hults

Terrance T. Hults
Vice President

[PHOTO]         John D. Carifa

[PHOTO]         David M. Dowden

[PHOTO]         Terrance  T. Hults

Portfolio Managers, David Dowden and Terrance Hults, have over 25 years of combined investment experience.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94-9/30/02

Arizona Portfolio Class A at NAV:       $17,810
Arizona Portfolio Class A at offering:  $17,052
Lipper AZ Muni Funds Average:           $16,487

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Arizona Portfolio                      Lipper AZ Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     6/30/94                 $ 9,574                             $10,000
     9/30/94                 $ 9,595                             $10,040
     9/30/95                 $10,704                             $11,075
     9/30/96                 $11,435                             $11,715
     9/30/97                 $12,640                             $12,713
     9/30/98                 $13,846                             $13,729
     9/30/99                 $13,783                             $13,455
     9/30/00                 $14,634                             $14,114
     9/30/01                 $15,887                             $15,324
     9/30/02                 $17,052                             $16,487


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Florida Portfolio
6/30/93-9/30/02

Florida Portfolio Class A at NAV:       $17,225
Florida Portfolio Class A at offering:  $16,499
Lipper FL Muni Funds Average:           $16,434

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Florida Portfolio                      Lipper FL Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                             $10,000
     9/30/93                 $ 9,971                             $10,357
     9/30/94                 $ 9,170                             $ 9,902
     9/30/95                 $10,495                             $10,964
     9/30/96                 $11,276                             $11,609
     9/30/97                 $12,419                             $12,555
     9/30/98                 $13,533                             $13,605
     9/30/99                 $13,347                             $13,242
     9/30/00                 $14,028                             $13,904
     9/30/01                 $15,390                             $15,279
     9/30/02                 $16,499                             $16,434


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Massachusetts Portfolio
3/31/94-9/30/02

Massachusetts Portfolio Class A at NAV:         $18,431
Massachusetts Portfolio Class A at offering:    $17,654
Lipper MA Muni Funds Average:                   $16,821

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                    Massachusetts Portfolio                   Lipper MA Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     3/31/94                 $ 9,579                             $10,000
     9/30/94                 $ 9,975                             $10,113
     9/30/95                 $10,991                             $11,088
     9/30/96                 $12,117                             $11,760
     9/30/97                 $13,467                             $12,772
     9/30/98                 $14,704                             $13,825
     9/30/99                 $14,521                             $13,446
     9/30/00                 $15,228                             $14,108
     9/30/01                 $16,739                             $15,556
     9/30/02                 $17,654                             $16,821


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Michigan Portfolio
2/28/94-9/30/02

Michigan Portfolio Class A at NAV:              $18,224
Michigan Portfolio Class A at offering:         $17,456
Lipper MI Muni Funds Average:                   $16,123

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Michigan Portfolio                      Lipper MI Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     2/28/94                 $ 9,579                             $10,000
     9/30/94                 $ 9,268                             $ 9,676
     9/30/95                 $10,603                             $10,647
     9/30/96                 $11,402                             $11,273
     9/30/97                 $12,662                             $12,228
     9/30/98                 $13,810                             $13,246
     9/30/99                 $13,814                             $12,916
     9/30/00                 $14,697                             $13,580
     9/30/01                 $16,183                             $14,931
     9/30/02                 $17,456                             $16,123


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Minnesota Portfolio
6/30/93-9/30/02

Minnesota Portfolio Class A at NAV:          $17,060
Minnesota Portfolio Class A at offering:     $16,341
Lipper MN Muni Funds Average:                $16,313

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Minnesota Portfolio                     Lipper MI Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                             $10,000
     9/30/93                 $ 9,994                             $10,344
     9/30/94                 $ 9,460                             $10,010
     9/30/95                 $10,370                             $10,940
     9/30/96                 $11,091                             $11,544
     9/30/97                 $12,192                             $12,484
     9/30/98                 $13,160                             $13,467
     9/30/99                 $13,097                             $13,213
     9/30/00                 $13,895                             $13,867
     9/30/01                 $15,207                             $15,155
     9/30/02                 $16,341                             $16,313


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

New Jersey Portfolio
6/30/93-9/30/02

New Jersey Portfolio Class A at NAV:         $16,446
Lipper NJ Muni Funds Average:                $16,201
New Jersey Portfolio Class A at offering:    $15,753

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      New Jersey Portfolio                    Lipper NJ Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                             $10,000
     9/30/93                 $10,004                             $10,345
     9/30/94                 $ 9,331                             $ 9,913
     9/30/95                 $10,536                             $10,896
     9/30/96                 $11,227                             $11,496
     9/30/97                 $12,352                             $12,465
     9/30/98                 $13,384                             $13,485
     9/30/99                 $13,346                             $13,177
     9/30/00                 $14,056                             $13,806
     9/30/01                 $15,085                             $15,103
     9/30/02                 $15,753                             $16,201


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93-9/30/02

Ohio Portfolio Class A at NAV:          $16,615
Lipper OH Muni Funds Average:           $16,458
Ohio Portfolio Class A at offering:     $15,915

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Ohio Portfolio                        Lipper OH Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                             $10,000
     9/30/93                 $ 9,976                             $10,343
     9/30/94                 $ 9,334                             $ 9,957
     9/30/95                 $10,419                             $10,951
     9/30/96                 $11,120                             $11,595
     9/30/97                 $12,410                             $12,574
     9/30/98                 $13,440                             $13,592
     9/30/99                 $13,347                             $13,313
     9/30/00                 $13,953                             $13,965
     9/30/01                 $15,076                             $15,276
     9/30/02                 $15,915                             $16,458


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Pennsylvania Portfolio
6/30/93-9/30/02

Pennsylvania Portfolio Class A at NAV:          $17,552
Pennsylvania Portfolio Class A at offering:     $16,812
Lipper PA Muni Funds Average:                   $16,387

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                     Pennsylvania Portfolio                   Lipper PA Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                             $10,000
     9/30/93                 $ 9,973                             $10,361
     9/30/94                 $ 9,473                             $ 9,982
     9/30/95                 $10,565                             $10,956
     9/30/96                 $11,428                             $11,615
     9/30/97                 $12,668                             $12,597
     9/30/98                 $13,772                             $13,597
     9/30/99                 $13,437                             $13,238
     9/30/00                 $14,157                             $13,855
     9/30/01                 $15,730                             $15,200
     9/30/02                 $16,812                             $16,387


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 11

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94-9/30/02

Virginia Portfolio Class A at NAV:      $18,023
Virginia Portfolio Class A at offering: $17,264
Lipper VA Muni Funds Average:           $16,624

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Virginia Portfolio                      Lipper VA Muni
                      Class A at offering                     Funds Average
-------------------------------------------------------------------------------
     4/30/94                 $ 9,579                             $10,000
     9/30/94                 $ 9,510                             $10,031
     9/30/95                 $10,695                             $11,051
     9/30/96                 $11,669                             $11,730
     9/30/97                 $13,024                             $12,732
     9/30/98                 $14,280                             $13,789
     9/30/99                 $14,123                             $13,512
     9/30/00                 $14,954                             $14,177
     9/30/01                 $16,048                             $15,424
     9/30/02                 $17,264                             $16,624


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 9/30/02). Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at net asset value (NAV) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 18 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 30 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 17 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 21 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 34 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 23 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.

An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
September 30, 2002

ARIZONA PORTFOLIO
BOND QUALITY RATING

   53.17% AAA
   10.71% AA
    7.07% A                  [PIE CHART OMITTED]
   12.70% BBB
   16.35% NR

INCEPTION DATE

(Class A Shares)
6/1/94

FLORIDA PORTFOLIO
BOND QUALITY RATING

   42.36% AAA
    7.80% AA
   13.78% A                  [PIE CHART OMITTED]
   14.06% BBB
   22.00% NR

INCEPTION DATE

(Class A Shares)
6/25/93

MASSACHUSETTS PORTFOLIO
BOND QUALITY RATING

   52.09% AAA
   15.93% AA
    3.86% A                  [PIE CHART OMITTED]
   15.82% BBB
   12.30% NR

INCEPTION DATE

(Class A Shares)
3/29/94

All data as of September 30, 2002. Each Portfolio's bond quality rating is expressed as a percentage of the Portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 13

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
September 30, 2002

MICHIGAN PORTFOLIO
BOND QUALITY RATING

   57.12% AAA
    5.74% AA
   16.30% A                  [PIE CHART OMITTED]
    6.18% BBB
   14.66% NR

INCEPTION DATE

(Class A Shares)
2/25/94

MINNESOTA PORTFOLIO
BOND QUALITY RATING

   49.43% AAA
   20.24% AA
   20.89% A                  [PIE CHART OMITTED]
    3.97% BBB
    5.47% NR

INCEPTION DATE

(Class A Shares)
6/25/93

NEW JERSEY PORTFOLIO
BOND QUALITY RATING

   60.17% AAA
    7.89% AA
   14.27% A                  [PIE CHART OMITTED]
   12.33% BBB
    5.34% NR

INCEPTION DATE

(Class A Shares)
6/25/93

All data as of September 30, 2002. Each Portfolio's bond quality rating is expressed as a percentage of the Portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
September 30, 2002

OHIO PORTFOLIO
BOND QUALITY RATING

   50.30% AAA
    3.16% AA
   18.47% A                  [PIE CHART OMITTED]
   18.97% BBB
    9.10% NR

INCEPTION DATE

(Class A Shares)
6/25/93

PENNSYLVANIA PORTFOLIO
BOND QUALITY RATING

   36.06% AAA
   23.07% AA
    9.17% A                  [PIE CHART OMITTED]
   16.38% BBB
   15.32% NR

INCEPTION DATE

(Class A Shares)
6/25/93

VIRGINIA PORTFOLIO
BOND QUALITY RATING

   32.20% AAA
   24.99% AA
   16.37% A                  [PIE CHART OMITTED]
    7.64% BBB
   18.80% NR

INCEPTION DATE

(Class A Shares)
4/29/94

All data as of September 30, 2002. Each Portfolio's bond quality rating is expressed as a percentage of the Portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 15

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
Average Annual Total Returns as of September 30, 2002

                                                  NAV and SEC Total Returns
-------------------------------------------------------------------------------------------------
                                  Without Sales Charge                  With Sales Charge
-------------------------------------------------------------------------------------------------
                                                      Since                               Since
                             1 Year      5 Years    Inception    1 Year      5 Years    Inception
-------------------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                     7.33%       6.17%       7.10%       2.76%       5.25%       6.55%
  Class B                     6.65%       5.44%       6.56%       3.65%       5.44%       6.56%
  Class C                     6.65%       5.44%       6.37%       5.65%       5.44%       6.37%
Florida Portfolio
  Class A                     7.21%       5.85%       6.04%       2.66%       4.93%       5.55%
  Class B                     6.45%       5.12%       5.55%       3.45%       5.12%       5.55%
  Class C                     6.45%       5.12%       5.29%       5.45%       5.12%       5.29%
Massachusetts Portfolio
  Class A                     5.46%       5.56%       7.45%       0.99%       4.65%       6.91%
  Class B                     4.69%       4.83%       6.94%       1.69%       4.83%       6.94%
  Class C                     4.69%       4.83%       6.71%       3.69%       4.83%       6.71%
Michigan Portfolio
  Class A                     7.87%       6.63%       7.23%       3.30%       5.70%       6.70%
  Class B                     7.06%       5.89%       6.71%       4.06%       5.89%       6.71%
  Class C                     7.06%       5.89%       6.48%       6.06%       5.89%       6.48%
Minnesota Portfolio
  Class A                     7.46%       6.03%       5.93%       2.87%       5.12%       5.44%
  Class B                     6.84%       5.29%       5.42%       3.83%       5.29%       5.42%
  Class C                     6.72%       5.31%       5.18%       5.72%       5.31%       5.18%
New Jersey Portfolio
  Class A                     4.42%       4.98%       5.52%      -0.02%       4.08%       5.03%
  Class B                     3.79%       4.24%       5.02%       0.80%       4.24%       5.02%
  Class C                     3.78%       4.23%       4.76%       2.79%       4.23%       4.76%
Ohio Portfolio
  Class A                     5.57%       5.10%       5.63%       1.13%       4.19%       5.14%
  Class B                     4.87%       4.38%       5.13%       1.87%       4.38%       5.13%
  Class C                     4.77%       4.38%       4.88%       3.76%       4.38%       4.88%
Pennsylvania Portfolio
  Class A                     6.88%       5.82%       6.26%       2.36%       4.91%       5.77%
  Class B                     6.26%       5.09%       5.76%       3.27%       5.09%       5.76%
  Class C                     6.26%       5.09%       5.50%       5.27%       5.09%       5.50%
Virginia Portfolio
  Class A                     7.58%       5.80%       7.25%       2.99%       4.89%       6.70%
  Class B                     6.78%       5.07%       6.73%       3.78%       5.07%       6.73%
  Class C                     6.88%       5.07%       6.52%       5.88%       5.07%       6.52%

Each Portfolio's investment results represent average annual total returns. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of September 30, 2002

ALLIANCE MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------
                                                     Taxable Equivalent Yield in
                               30-Day SEC Yield*      36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A                            3.79%                      8.14%
  Class B                            3.27%                      7.11%
  Class C                            3.27%                      7.11%
Florida Portfolio
  Class A                            4.38%                      7.95%
  Class B                            3.88%                      6.88%
  Class C                            3.88%                      6.88%
Massachusetts Portfolio
  Class A                            4.07%                      8.51%
  Class B                            3.56%                      7.46%
  Class C                            3.56%                      7.46%
Michigan Portfolio
  Class A                            3.82%                      7.64%
  Class B                            3.30%                      6.52%
  Class C                            3.30%                      6.52%
Minnesota Portfolio
  Class A                            3.88%                      8.17%
  Class B                            3.35%                      7.02%
  Class C                            3.34%                      7.02%
New Jersey Portfolio
  Class A                            3.87%                      8.09%
  Class B                            3.33%                      6.93%
  Class C                            3.33%                      6.93%
Ohio Portfolio
  Class A                            3.93%                      8.94%
  Class B                            3.40%                      7.81%
  Class C                            3.40%                      7.81%
Pennsylvania Portfolio
  Class A                            4.25%                      8.09%
  Class B                            3.75%                      7.02%
  Class C                            3.74%                      7.02%
Virginia Portfolio
  Class A                            4.22%                      7.81%
  Class B                            3.72%                      6.68%
  Class C                            3.72%                      6.68%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 2002.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 17

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)              Value
----------------------------------------------------------------------------------------
        MUNICIPAL BONDS-97.9%

        Long-Term Municipal Bonds-91.9%
        Arizona-78.9%
Baa2    Arizona Hlth Facs Auth Rev
        (Children's Hospital) Ser 02A
        6.00%, 2/15/32(b) ............................         $6,700         $7,031,717
AAA     Arizona School Board
        (Fac Rev) Sec 01
        5.00%, 7/01/19 ...............................          7,230          7,692,720
Aaa     Arizona Student Loan Acquistion Auth
        (Student Loan Rev) Ser 99B-1 AMT
        5.90%, 5/01/24(b) ............................          1,500          1,607,655
NR      Gilbert Res Mun Prop Corp.
        (Water & Wastewater Sys Rev)
        Sub Lien-Connection Dev Fee Ser 01
        6.40%, 4/01/16 ...............................          1,500          1,511,175
AAA     Glendale IDA
        (Midwestern Univ)
        CONNIE LEE Ser 96A
        6.00%, 5/15/26 ...............................            475            526,633
BBB+    Glendale IDA
        (Midwestern Univ) Ser 01A
        5.875%, 5/15/31 ..............................          3,770          4,010,300
NR      Goodyear Assessment District #1
        (Palm Valley) Ser 96C
        7.25%, 7/01/16 ...............................          4,645          5,010,330
NR      Goodyear Cmnty Fac District
        (Litchfield Pk Svc Proj) Ser 01
        6.375%, 7/15/26 ..............................          3,250          3,311,133
NR      Goodyear IDA Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 99 AMT
        5.95%, 10/01/23 ..............................          3,160          3,220,293
        (Litchfield Pk Svc Proj) Ser 01 AMT
        6.75%, 10/01/31 ..............................          6,160          6,395,189
NR      Goodyear Spec. Assessment
        (Estrella Ranch Cmnty Proj) Ser 01A
        7.875%, 7/01/25 ..............................          7,965          8,673,248
NR      Hassayampa Cmnty Fac District
        Spec. Assessment Lien Ser 96
        7.75%, 7/01/21 ...............................          6,110          6,658,311
NR      Hassayampa Cmnty Fac District #2
        Spec. Assessment Lien Ser 00
        7.50%, 7/01/24 ...............................          1,170          1,299,027
AAA     Maricopa Cnty GO School Dist No. 28
        (Kyrene Elem) FGIC Ser 95B
        6.00%, 7/01/14 ...............................          2,000          2,157,220


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)              Value
----------------------------------------------------------------------------------------
AAA     Maricopa Cnty Hospital Rev
        (Catholic Healthcare Center) MBIA Ser 93
        9.652%, 7/01/13(c) ...........................        $ 2,700        $ 2,904,498
BBB     Maricopa Cnty IDR
        (Citizens Utilities) Ser 95 AMT
        6.20%, 5/01/30 ...............................          4,550          4,473,014
AA      Maricopa Cnty IDA MFHR
        (Avalon Apts Proj) RADIAN Ser 00A
        6.35%, 4/01/30 ...............................          1,550          1,686,633
Aaa     Maricopa Cnty IDA MFHR
        (Syl-Mar Apts Proj) GNMA Ser 01 AMT
        6.10%, 4/20/36(b) ............................          2,470          2,690,201
AAA     Maricopa Cnty IDA MFHR
        (Tierra Antigua Proj)
        AMBAC Ser 01A-1 AMT
        5.40%, 6/01/34 ...............................          2,765          2,841,203
AAA     Maricopa Cnty IDA SFMR
        GNMA/FNMA/FHLMC Ser 01-B1 AMT
        3.50%, 3/01/34(d) ............................          2,000          2,150,940
        GNMA/FNMA/FHLMC Ser 01-B1 AMT
        5.00%, 3/01/33 ...............................          2,115          2,179,233
        GNMA/FNMA/FHLMC Ser 00-1C AMT
        6.25%, 12/01/30 ..............................          1,275          1,370,931
AAA     Mesa Cnty IDA Health Fac
        (Discovery Hlth Sys) MBIA Ser 99A
        5.75%, 1/01/25(e) ............................         15,000         16,618,650
A1      Mohave Cnty IDR
        (Cargill/North Star Steel) Ser 95A AMT
        6.70%, 3/01/20(b) ............................         11,000         11,812,350
AAA     Mohave Cnty IDA MFHR
        (Chris Ridge & Silver) GNMA Ser 96
        6.375%, 11/01/31 .............................          1,000          1,078,550
AAA     Northern Arizona University Rev
        (Higher Education) FGIC Ser 02
        5.00%, 6/01/30 ...............................          1,000          1,033,220
        5.00%, 6/01/34 ...............................          1,250          1,286,600
AA+     Phoenix Excise Tax Rev
        (Civic Plaza Bldg Corp) Sr Lien Ser 94
        6.00%, 7/01/12 ...............................          1,015          1,121,524
AA      Phoenix IDA MFHR
        (Woodstone & Silver Springs)
        RADIAN Ser 93
        6.25%, 4/01/23 ...............................          3,000          3,080,340
AAA     Phoenix IDA SFMR
        GNMA/FNMA/FHLMC Ser 02B-1 AMT
        3.50%, 9/01/33(d) ............................          1,980          2,036,014


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 19

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)              Value
----------------------------------------------------------------------------------------
AAA     Phoenix IDA SFMR
        GNMA/FNMA/FHLMC Ser 02B-1 AMT
        7.35%, 6/01/31 .............................           $1,220       $  1,369,755
B+      Pima Cnty IDR
        (Tucson Electric Pwr) Ser 97B
        6.00%, 9/01/29 .............................            1,750          1,669,202
AAA     Pima Cnty IDA MFHR
        (La Hacienda) GNMA Ser 99
        7.00%, 12/20/31 ............................            1,290          1,497,264
AAA     Pima Cnty IDA SFMR
        GNMA/FNMA/FHLMC Ser 97A AMT
        6.25%, 11/01/30 ............................              430            453,882
        GNMA/FNMA/FHLMC Ser 99B-1 AMT
        6.10%, 5/01/31 .............................            3,030          3,218,102
        GNMA/FNMA/FHLMC Ser 01A-1 AMT
        5.35%, 11/01/24 ............................            1,000          1,030,460
AAA     Pinal Cnty Prop Corp.
        AMBAC Ser 01
        5.125%, 6/01/21 ............................            1,000          1,058,920
NR      Prescott Cmnty Fac Dist
        (Stoneridge) Ser 01
        6.75%, 7/15/26 .............................            7,500          7,720,650
NR      Prescott Valley Cmnty Fac Dist
        (Pronghorn Ranch) Ser 01
        7.00%, 7/15/27 .............................            2,000          2,052,660
AA      Salt River Power Elec Sys Rev
        (Salt River Proj) Ser 02B
        5.00%, 1/01/31 .............................            5,000          5,173,950
BBB+    Scottsdale IDA Hosp Rev
        (Scottsdale HealthCare) Ser 01
        5.80%, 12/01/31 ............................            8,000          8,329,680
A       Show Low Assessment Dist 6
        (Torreon) ACA Ser 00
        6.00%, 1/01/18 .............................            1,000          1,111,410
NR      Sundance Cmnty Fac Dist
        Spec. Assessment Dist 1 Ser 02
        7.75%, 7/01/22 .............................            3,000          3,011,520
AAA     Tempe IDA MFHR
        (Quadrangles) FHA Ser 93
        6.25%, 6/01/26 .............................            5,150          5,297,083
Aaa     Tolleson IDA MFHR
        (Copper Cove) GNMA Ser 01A AMT
        5.50%, 11/20/41(b) .........................            5,825          6,186,674
AAA     Tucson Airport Auth Rev
        AMBAC Ser 01 AMT
        5.35%, 6/01/31 .............................            6,575          6,866,273


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)              Value
----------------------------------------------------------------------------------------
AAA     Tucson & Pima Cnty IDA SFMR
        GNMA/FNMA/FHLMC Ser 01-A1 AMT
        4.65%, 1/01/34(d) ..........................           $8,965       $  9,847,066
        GNMA/FNMA/FHLMC Ser 02-A AMT
        3.50%, 1/01/35(d) ..........................            2,740          2,838,147
AAA     Yuma IDA Hosp Rev
        (Regional Med Ctr) FSA Ser 01
        5.00%, 8/01/31 .............................            1,500          1,542,135
                                                                            ------------
                                                                             187,743,685
                                                                            ------------

        Alabama-0.9%
AAA     Birmingham Water & Sewer Rev
        MBIA Ser 02B
        5.25%, 1/01/33 .............................            2,000          2,103,440
                                                                            ------------

        Colorado-1.0%
AAA     Colorado Dept Trans Rev
        MBIA Ser 02B
        5.00%, 6/15/11 .............................            2,055          2,323,876
                                                                            ------------

        Florida-4.5%
A       Collier Cnty Cmnty Fac Dist
        (Fiddlers Creek) Ser 99B
        5.80%, 5/01/21(f) ..........................            7,610          7,655,888
NR      Double Branch Cmnty Dev Dist
        Spec. Assessment Ser 02A
        6.70%, 5/01/34 .............................            1,000          1,003,120
AA+     Florida Board of Ed
        Ser 02B
        5.25%, 6/01/12 .............................            1,800          2,080,206
                                                                            ------------
                                                                              10,739,214
                                                                            ------------

        Michigan-1.2%
AAA     Michigan Municipal Bond Auth Rev
        (Drinking Water) Ser 02
        5.25%, 10/01/11 ............................            2,500          2,885,150
                                                                            ------------

        Puerto Rico-3.7%
AAA     Puerto Rico GO
        FGIC Ser 02A
        5.00%, 7/01/32 .............................            5,000          5,207,150
AAA     Puerto Rico Hwy & Trans Auth Rec
        FSA Ser 02D
        5.00%, 7/01/32 .............................            3,400          3,540,862
                                                                            ------------
                                                                               8,748,012
                                                                            ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 21

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)              Value
----------------------------------------------------------------------------------------
        Texas-1.7%
AAA     Texas Turnpike Auth Rev
        AMBAC Ser 02A
        5.50%, 8/15/39 .............................           $3,750       $  4,073,963
                                                                            ------------

        Total Long-Term Municipal Bonds
          (cost $207,669,299) ......................                         218,617,340
                                                                            ------------

        Short-Term Municipal Notes(g)-6.0%
        Arizona-6.0%
A-1+    Apache Cnty IDR
        (Tucson Electric Pwr) Ser 83A
        1.70%, 12/15/18 ............................            8,400          8,400,000
A-1+    Arizona Hlth Facs Auth Rev
        (Behavioral Hlth Property) Ser 02
        1.70%, 8/01/25 .............................            1,250          1,250,000
A-1+    Mesa Cnty IDA Hlth Fac
        (Discovery Hlth Sys) MBIA Ser 99B
        1.70%, 1/01/29 .............................              900            900,000
A-1+    Phoenix Excise Tax Rev
        (Civic Plaza Bldg Corp) AMT Ser 95
        1.75%, 6/01/20 .............................            2,200          2,200,000
A-1     Phoenix IDA
        (Swift Aviation Services) AMT Ser 02
        2.30%, 7/01/24 .............................              500            500,000
A-1+    Pima Cnty IDR
        (Tucson Electric Pwr) Ser 82A
        1.70%, 12/01/22 ............................              500            500,000
A-1+    Pinal Cnty IDA PCR
        (Magma Copper Proj) Ser 92
        1.70%, 12/01/11 ............................              600            600,000
                                                                            ------------

        Total Short-Term Municipal Notes
          (cost $14,350,000) .......................                          14,350,000
                                                                            ------------

        Total Investments-97.9%
          (cost $222,019,299) ......................                         232,967,340
        Other assets less liabilities-2.1% .........                           4,885,034
                                                                            ------------

        Net Assets-100% ............................                        $237,852,374
                                                                            ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-98.0%

           Long-Term Municipal Bonds-96.3%
           Florida-93.5%
Aaa        Brevard Cnty Hsg Fin Auth SFMR
           FHA Ser 94 AMT
           GNMA Ser C AMT
           6.70%, 9/01/27(b) .........................         $   940         $    995,178
Baa3       Capital Trust Agy Fl Arpt Fac
           (Cargo Acq Grp) Ser02 AMT
           6.25%, 1/01/19(b) .........................             500              508,640
NR         Clay Cnty Cmnty Dev Dist
           (Crossings at Fleming Island)
           Spec. Assessment Ser 00C
           7.10%, 5/01/30 ............................          21,860           23,639,185
A          Dade Cnty Hsg Fin Auth MFHR
           (Golden Lakes Apts) Ser 97A AMT
           6.00%, 11/01/32(f) ........................             250              265,042
           6.05%, 11/01/39(f) ........................             750              783,247
AAA        Escambia Cnty Hsg Fin Auth SFMR
           GNMA Ser 95B AMT
           6.25%, 4/01/28 ............................          11,500           11,950,455
Baa2       Escambia Cnty PCR
           (Champion Int'l Corp) Ser 96 AMT
           6.40%, 9/01/30(b) .........................           5,000            5,278,650
AAA        Florida Hsg Fin Agy MFHR
           (Turtle Creek Apts)
           AMBAC Ser 96C AMT
           6.20%, 5/01/36 ............................           3,245            3,434,119
AAA        Florida Hsg Fin Agy SFMR
           Ser 95A AMT
           6.65%, 1/01/24 ............................           5,520            5,785,788
Aaa        Florida Hsg Fin Corp MFHR
           (Cobblestone Apts)
           Ser 00K-1 GNMA AMT
           6.10%, 6/01/42(b) .........................           7,880            8,452,955
AAA        Florida Hsg Fin Corp MFHR
           (Logans Pointe Apts) FSA Ser 99 AMT
           6.00%, 6/01/39 ............................           5,080            5,502,808
AAA        Florida Hsg Fin Corp MFHR
           (Mystic Pointe II) GNMA Ser 00 AMT
           6.30%, 12/01/41 ...........................           1,165            1,265,388
AAA        Florida Hsg Fin Corp MFHR
           (Raintree Apts) GNMA Ser 00 AMT
           6.05%, 3/01/42 ............................           5,885            6,282,355


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 23

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
AAA        Florida Hsg Fin Corp MFHR
           (Sabal Chase Apts) FSA Ser 00 AMT
           6.00%, 5/01/40 ............................         $ 3,650         $  3,856,079
A          Florida Hsg Fin Corp MFHR
           (Spring Harbor Apts) Ser 99C-1 AMT
           5.90%, 8/01/39 ............................           3,990            4,216,592
AAA        Florida Hsg Fin Corp MFHR
           (Walker Ave Club) FSA Ser 00L-1 AMT
           6.00%, 12/01/38 ...........................           3,435            3,650,787
AAA        Florida Hsg Fin Corp MFHR
           (Waverly Apts) FSA Ser 00C-1 AMT
           6.50%, 7/01/40 ............................           2,790            3,052,204
AAA        Greater Orlando Aviation Auth Rev
           (Orlando Airport) FSA Ser 02A
           5.125%, 10/01/32 ..........................           2,530            2,633,401
A-         Highlands Cnty Hlth Facs Auth Rev
           (Adventist/Sunbelt Hosp) Ser 01A
           6.00%, 11/15/31 ...........................           2,000            2,134,900
AAA        Hillsborough Cnty Arpt Auth
           (Tampa Int'l Arpt) FGIC Ser 96A AMT
           6.00%, 10/01/23 ...........................           1,500            1,631,280
NR         Hillsborough Cnty Cmnty Dev Dist
           (Waterchase) Ser 01A
           6.70%, 5/01/32 ............................             750              769,110
AA         Jacksonville Electrical Auth
           Ser 02A
           5.50%, 10/01/41 ...........................           3,750            3,888,900
AAA        Jacksonville Electrical
           Water & Sewer Rev
           (Jacksonville Elec) MBIA Ser 02A
           5.50%, 10/01/41 ...........................           5,000            5,193,150
AA-        Lakeland Water Sys
           (Water & Wastewater Rev)
           5.25%, 10/01/32 ...........................          10,000           10,590,100
AAA        Lee Cnty Arpt Rev
           (Southwest Int'l Arpt)
           FSA Ser 00A AMT
           6.00%, 10/01/32 ...........................          23,000           25,735,620
NR         Lee Cnty Cmnty Dev Dist
           (Herons Glen) Ser 99
           5.90%, 5/01/19 ............................           2,680            2,728,964
NR         Lee Cnty Cmnty Dev Dist
           (Miromar Lakes) Ser 00A
           7.25%, 5/01/12 ............................          10,165           10,926,460
           7.375%, 5/01/32 ...........................          14,530           15,610,306


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
NR         Manatee Cnty Cmnty Dev Dist
           (Waterlefe) Ser 01
           6.95%, 5/01/31 ............................         $   745         $    776,119
Aaa        Manatee Cnty Hsg Fin Agy SFMR
           GNMA/FNMA Ser 96-1 AMT
           5.625%, 11/01/14(b) .......................             265              267,093
Aaa        Manatee Cnty Hsg Fin Auth SFMR
           GNMA Ser 99 AMT
           6.25%, 11/01/28(b) ........................           2,930            3,236,126
BB         Miami Beach Hlth Facs Auth Rev
           (Mt Sinai Med Ctr) Ser 01A
           6.80%, 11/15/31 ...........................           4,100            3,571,838
A          Miami-Dade Cnty Hsg Fin Agy MFHR
           (Cntry Club Villas Apts) Ser 99A AMT
           6.20%, 10/01/39 ...........................           5,145            5,458,433
Aaa        Miami-Dade Cnty Hsg Fin Agy SFMR
           GNMA/FNMA Ser 00A-1 AMT
           6.00%, 10/01/32(b) ........................           3,145            3,311,371
AAA        Miami Dade Cnty Hsg Fin Auth MFHR
           (Marbrisa Apts) FSA Ser 00-2A AMT
           6.15%, 8/01/38 ............................           1,515            1,648,214
A-         North Broward Hosp Rev
           Ser 01
           6.00%, 1/15/31 ............................           4,000            4,226,880
Aa3        North Miami Hlth Facs Auth Rev
           (Catholic Hlth Svcs Oblig Grp) Ser 96
           6.00%, 8/15/24(b) .........................           1,200            1,266,672
NR         Northern Palm Beach Cnty Impt Dist
           (Mirasol Unit #43)
           6.10%, 8/01/21 ............................             775              795,662
           6.125%, 8/01/31 ...........................           1,000            1,014,270
AA         Orange Cnty Hlth Facs Auth Rev
           (Mayflower Retirement Proj)
           Asset Gty Ser 99
           5.25%, 6/01/29 ............................           1,060            1,097,206
A-         Orange Cnty Hospital Rev
           (Orlando Regional) Ser 02
           5.75%, 12/01/32 ...........................           1,320            1,364,009
A3         Orange Cnty Hsg Fin Auth MFHR
           (Loma Vista Proj) Ser 99G AMT
           5.50%, 3/01/32(b) .........................           6,500            6,443,450
AA-        Orlando Util Cmnty
           Wtr & Elec Rev Ser 93B
           9.344%, 10/06/17(c) .......................             680              734,359
AA-        Orlando Util Cmnty
           Wtr & Elec Rev Ser 93B, Pre-refunded
           9.344%, 10/06/17(c) .......................             555              618,764


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 25

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
A          Palm Beach Cnty IDR
           (Lourdes-McKeen Residence) Ser 96
           6.625%, 12/01/26 ..........................         $ 4,000         $  4,787,240
Aaa        Pinellas Cnty Hsg Fin Auth SFMR
           GNMA/FNMA Ser 94A AMT
           6.55%, 8/01/27(b) .........................           4,090            4,260,635
NR         St. Johns Cnty Cmnty Dev Dist
           (Julington Creek Plantation) Ser 97
           7.125%, 5/01/19 ...........................           8,430            9,091,333
Baa1       Tallahassee Hosp Rev
           (Tallahassee Memorial) Ser 00
           6.375%, 12/01/30(b) .......................          15,000           15,801,900
AA         Tampa Higher Ed
           (Tampa University Proj) RADIAN Ser02
           5.625%, 4/01/32 ...........................           3,175            3,395,345
Baa2       Volusia Cnty Edl Fac Auth
           (Embry Riddle Aero Univ) Ser 96A
           6.125%, 10/15/26(b) .......................             925              979,464
           (Embry Riddle Aero Univ) Ser 99A
           5.75%, 10/15/29(b) ........................           2,000            2,095,500
                                                                               ------------
                                                                                247,003,546
                                                                               ------------

           California-1.3%
A+         California Health Facs Fin Auth Rev
           (Sutter Health) Ser 00A
           6.25%, 8/15/35 ............................           3,280            3,595,110
                                                                               ------------

           Massachusetts-0.5%
AAA        Massachusetts GO
           FGIC Ser 02C
           5.50%, 11/01/13 ...........................           1,050            1,239,326
                                                                               ------------

           New Jersey-1.0%
A          New Jersey Tobacco Settlement
           Finance Corp
           Ser 02
           5.75%, 6/01/32 ............................           2,500            2,485,675
                                                                               ------------

           Total Long-Term Municipal Bonds
              (cost $238,433,003) ....................                          254,323,657
                                                                               ------------


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
           Short-Term Municipal Notes(g)-1.7%
           Florida-1.6%
VMIG1      Jacksonville Hlth Facs Auth Rev
           (Genesis Rehab Hosp) Ser 96
           2.05%, 5/01/21(b) .........................         $ 1,600         $  1,600,000
VMIG1      Martin Cnty PCR
           (Power & Light Co.)
           2.10%, 7/15/22(b) .........................             200              200,000
VMIG1      University Of Florida
           (Athletic Assc Stadium Proj) Ser 90
           2.10%, 2/01/20(b) .........................           2,275            2,275,000
                                                                               ------------
                                                                                  4,075,000
                                                                               ------------

           Illinois-0.1%
VMIG1      Will Cnty IDB
           (BP Amoco Chemical Co. Proj)
           2.15%, 7/01/31(b) .........................             300              300,000
                                                                               ------------

           Total Short-Term Municipal Notes
              (cost $4,375,000) ......................                            4,375,000
                                                                               ------------

           Total Investments-98.0%
              (cost $242,808,003) ....................                          258,698,657
           Other assets less liabilities-2.0% ........                            5,359,235
                                                                               ------------

           Net Assets-100% ...........................                         $264,057,892
                                                                               ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 27

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-97.5%

           Long-Term Municipal Bonds-92.5%
           Massachusetts-78.5%
BBB-       Massachusetts Dev Fin Agy
           (Boston Biomedical) Ser 99
           5.75%, 2/01/29 ............................         $ 1,800         $  1,782,972
A          Massachusetts Dev Fin Agy
           (Massachusetts Biomedical) Ser 00C
           6.25%, 8/01/20 ............................           3,000            3,334,740
BBB        Massachusetts Dev Fin Agy
           (Massachusetts College of Pharmacy)
           Ser 99B
           6.75%, 7/01/30 ............................           6,600            7,222,314
BBB        Massachusetts Dev Fin Agy
           (Suffolk Univ) Ser 99
           5.85%, 7/01/29 ............................           1,375            1,436,490
AA         Massachusetts Dev Fin Agy
           (Worcester Redev) RADIAN Ser 99
           5.25%, 6/01/19 ............................           2,350            2,492,880
           6.00%, 6/01/24 ............................           1,300            1,422,304
AAA        Massachusetts Ed Fin Auth
           (Educational Loan) MBIA Ser 00G AMT
           6.00%, 12/01/16 ...........................           2,000            2,192,460
AA         Massachusetts Hlth & Ed Fac Auth
           (Berkshire Healthcare) RADIAN Ser 01E
           5.70%, 10/01/25 ...........................           4,000            4,286,560
AAA        Massachusetts Hlth & Ed Fac Auth
           (Beth Israel) AMBAC Ser 92
           10.347%, 7/01/25(c) .......................           2,000            2,085,820
AA         Massachusetts Hlth & Ed Fac Auth
           (Cape Cod Healthcare) RADIAN Ser 01C
           5.25%, 11/15/31 ...........................           8,000            8,286,000
BBB        Massachusetts Hlth & Ed Fac Auth
           (Caritas Christi) Ser 99A
           5.75%, 7/01/28 ............................          13,440           12,848,371
A-         Massachusetts Hlth & Ed Fac Auth
           (Covenant Medical Center) Ser 02
           6.00%, 7/01/31 ............................           4,000            4,188,000
Ba1        Massachusetts Hlth & Ed Fac Auth
           (Lasell College) Ser 99A
           5.625%, 7/01/29(b) ........................           7,490            7,694,852
AA-        Massachusetts Hlth & Ed Fac Auth
           (Partners Healthcare System) Ser 01C
           5.75%, 7/01/32 ............................           5,000            5,325,750


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
AAA        Massachusetts Hlth & Ed Fac Auth
           (University of Mass Proj) MBIA Ser 02C
           5.25%, 10/01/31(e) ........................         $ 7,440         $  7,842,281
BBB        Massachusetts Hlth & Ed Fac Auth
           (Winchester Hosp) Ser 00E
           6.75%, 7/01/30 ............................           7,000            7,549,640
AAA        Massachusetts Hsg Fin Agy MFHR
           (Harbor Point) AMBAC Ser 96A AMT
           6.40%, 12/01/15 ...........................           4,880            5,293,043
AAA        Massachusetts Hsg Fin Agy MFHR
           (Rental Hsg) AMBAC
           Ser 95E AMT
           6.00%, 7/01/37 ............................           2,680            2,804,566
           Ser 00A AMT
           6.00%, 7/01/41 ............................           4,900            5,223,890
AAA        Massachusetts Hsg Fin Agy MFHR
           (Rental Hsg) MBIA Ser 00H AMT
           6.65%, 7/01/41 ............................          17,215           18,868,329
AAA        Massachusetts Hsg Fin Agy SFMR
           (Residential Mtg) FSA Ser 73 AMT
           5.90%, 12/01/23 ...........................           6,750            7,093,980
A+         Massachusetts Hsg Fin Agy SFMR
           (Residential Mtg) Ser 40 AMT
           6.65%, 12/01/27 ...........................           6,935            7,281,056
AAA        Massachusetts Ind Fin Agy
           (Heights Crossing) FHA Ser 95 AMT
           6.15%, 2/01/35 ............................           7,000            7,413,140
AAA        Massachusetts Port Auth Spec Fac
           (Bosfuel Corp) MBIA Ser 97 AMT
           6.00%, 7/01/36 ............................           7,135            7,821,530
AAA        Massachusetts Port Auth Spec Fac
           (Delta Airlines) Ser 01A AMT
           5.00%, 1/01/27 ............................           4,200            4,290,132
AAA        Massachusetts Port Auth Spec Fac
           (US Air Proj) MBIA Ser 96A AMT
           5.875%, 9/01/23 ...........................           7,500            7,980,600
AAA        Massachusetts GO
           FGIC Ser 02C
           5.50%, 11/03/13 ...........................           1,600            1,888,496
                                                                               ------------
                                                                                155,950,196
                                                                               ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 29

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
           Arizona-6.0%
NR         Prescott Comm Fac Dist
           (Stoneridge) Ser 01
           6.75%, 7/15/26 ............................         $ 3,115         $  3,206,643
NR         Tucson Comm Fac Dist
           (Dove Mtn Resort) Ser 01
           6.75%, 12/01/16 ...........................           8,405            8,730,946
                                                                               ------------
                                                                                 11,937,589
                                                                               ------------

           California-1.1%
NR         Roseville Special Tax
           (Woodcreek East) Ser 00
           6.375%, 9/01/27 ...........................           2,070            2,197,098
                                                                               ------------

           Florida-1.0%
AA+        Florida Board of Ed
           Ser 02B
           5.25%, 6/01/12 ............................           1,700            1,964,639
                                                                               ------------

           Puerto Rico-3.5%
AAA        Puerto Rico Electric Power Auth Rev
           XLCA Ser 02-1
           5.25%, 7/01/22 ............................           6,400            6,980,480
                                                                               ------------

           Texas-1.1%
BB-        Dallas-Fort Worth Texas Intl Arpt Fac
           (American Airlines) Ser 99 AMT
           6.375%, 5/01/35 ...........................           5,300            2,146,553
                                                                               ------------

           Washington-1.3%
AAA        Clark Cnty Public Utility Dist
           AMBAC Ser 02
           5.50%, 1/01/11 ............................           2,200            2,539,878
                                                                               ------------

           Total Long-Term Municipal Bonds
              (cost $172,010,712) ....................                          183,716,433
                                                                               ------------


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                     Principal
& Poor's                                                        Amount
Ratings(a)                                                       (000)                Value
-------------------------------------------------------------------------------------------
           Short-Term Municipal Notes(g)-5.0%
           Massachusetts-5.0%
A-1+       Boston Wtr & Swr
           Ser 94A
           1.70%, 11/01/24 ...........................         $ 1,470         $  1,470,000
A-1+       Massachusetts Hlth & Ed Fac Auth
           (Cap Asset Prog) MBIA
           Ser 85B
           2.05%, 7/01/10 ............................           1,900            1,900,000
           Ser 85C
           2.05%, 7/01/10 ............................           1,580            1,580,000
           Ser 89G-1
           1.65%, 1/01/19 ............................           1,700            1,700,000
VMIG-1     Massachusetts Hlth & Ed Fac Auth
           (Cap Asset Prog) MBIA Ser 85D
           1.95%, 1/01/35(b) .........................           1,840            1,840,000
A-1+       Massachusetts Hlth & Ed Fac Auth
           (Harvard University) Ser 89L
           1.50%, 1/01/24 ............................             500              500,000
A-1+       Massachusetts Hlth & Ed Fac Auth
           (Mass Institute of Technology)
           Ser 01J-2
           1.45%, 7/01/31 ............................           1,000            1,000,000
                                                                               ------------

           Total Short-Term Municipal Notes
              (cost $9,990,000) ......................                            9,990,000
                                                                               ------------

           Total Investments-97.5%
              (cost $182,000,712) ....................                          193,706,433
           Other assets less liabilities-2.5% ........                            4,862,258
                                                                               ------------

           Net Assets-100% ...........................                         $198,568,691
                                                                               ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 31

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-95.5%

           Long-Term Municipal Bonds-86.2%
           Michigan-69.9%
AAA        Detroit City School Dist
           (School Board Loan Fund)
           FSA Ser 01A
           5.125%, 5/01/31(e) ...........................        $2,900        $  3,007,648
AAA        Detroit Sew Disp Sys Rev
           FGIC Ser 93A
           9.747%, 7/01/23(c) ...........................         3,100           3,349,953
AAA        Detroit Sew Disp Sys Rev
           FGIC Ser 93A, Pre-refunded
           9.747%, 7/01/23(c) ...........................         3,890           4,268,225
BB-        Detroit Tax Increment
           (Daimler/Chrysler Jefferson
           Assembly Plant) Ser 98A
           5.50%, 5/01/21 ...............................         6,410           5,556,188
AAA        Detroit Water Supply System
           FGIC Ser 01B
           5.50%, 7/01/33 ...............................         3,550           3,817,421
AAA        Kalamazoo Hosp Fin Auth ETM
           (Borgess Med Ctr) FGIC Ser 94A
           8.808%, 6/01/11(c) ...........................         2,360           2,544,599
BBB        Michigan Higher Ed Fac Auth Rev
           (Hope College) Ser 02A
           5.90%, 4/01/32 ...............................         3,465           3,666,213
AAA        Michigan Higher Ed Student Loan Auth
           AMBAC Ser XV11-G AMT
           5.20%, 9/01/20 ...............................         7,000           7,218,470
A+         Michigan Hosp Fin Auth Rev
           (Crittenton) Ser 02A
           5.625%, 3/01/27 ..............................         3,000           3,074,670
AA-        Michigan Hosp Fin Auth Rev
           (Trinity Health) Ser 00A
           6.00%, 12/01/27 ..............................         5,485           5,931,095
AAA        Michigan Hsg Dev Auth MFHR
           AMBAC Ser 97A AMT
           6.10%, 10/01/33 ..............................         7,400           7,854,878
Aaa        Michigan Hsg Dev Auth MFHR
           (Arbor Pointe) GNMA Ser 99
           5.40%, 6/20/40(b) ............................         1,810           1,883,848
Aaa        Michigan Hsg Dev Auth MFHR
           GNMA Ser 02A AMT
           5.50%, 10/20/43(b) ...........................         2,000           2,085,080


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
Aaa        Michigan Hsg Dev Auth MFHR
           (Oakbrook Villa Proj)
           GNMA Ser 00A AMT
           6.50%, 1/20/42(b) ............................        $3,000        $  3,287,310
AAA        Michigan Hsg Dev Auth MFHR
           (Westchester Towers Apts) FNMA
           Ser 01A AMT
           5.70%, 2/01/34 ...............................         2,580           2,722,597
AA+        Michigan Hsg Dev Auth SFMR
           FHA Ser 96B AMT
           6.20%, 6/01/27 ...............................         1,665           1,739,808
AAA        Michigan Hsg Dev Auth SFMR
           MBIA Ser 99B-1 AMT
           6.375%, 6/01/29 ..............................         2,600           2,767,154
AAA        Michigan Hsg Dev Auth SFMR
           MBIA Ser 02B AMT
           5.50%, 6/01/30 ...............................         1,100           1,144,220
Ba1        Michigan Muni Bond Auth Rev
           (Detroit Academy of Arts & Science)
           Ser 01A
           8.00%, 10/01/31(b) ...........................         7,000           7,532,910
AAA        Michigan State
           (Trunk Line Fund) FSA Ser 01A
           5.25%, 11/01/30 ..............................         4,000           4,178,960
AAA        Michigan Strategic Fund
           (Autumn Wood)
           GNMA Ser 02A
           5.20%, 12/20/22 ..............................         3,000           3,122,730
AAA        Michigan Strategic Fund PCR
           (Detroit Edison) MBIA Ser 95AA
           6.40%, 9/01/25 ...............................         2,665           3,015,101
A-         Michigan Strategic Fund PCR
           (Detroit Edison) Ser 01B AMT
           5.65%, 9/01/29 ...............................         3,000           3,071,520
NR         Michigan Strategic Fund Hlth Fac
           (Holland Home) Ser 98
           5.75%, 11/15/18 ..............................         1,500           1,452,465
           5.75%, 11/15/28 ..............................         3,000           2,859,720
BBB+       Michigan Strategic Fund PCR
           (General Motors Corp.) Ser 95
           6.20%, 9/01/20 ...............................         1,405           1,490,536
BB-        Midland Cnty PCR
           (CMS Energy) Ser 00A AMT
           6.875%, 7/23/09 ..............................         2,000           2,036,060


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 33

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
BB+        Pontiac Tax Increment Fin Auth
           (Dev Area #3)
           Ser 02
           6.25%, 6/01/22 ...............................        $2,780        $  2,844,857
           6.375%, 6/01/31 ..............................         3,250           3,308,760
BBB+       Romulus Tax Increment Fin Auth
           Ser 94
           6.75%, 11/01/19 ..............................         1,585           1,709,106
AAA        Royal Oak Hosp Fin Auth
           (William Beaumont Hospital)
           MBIA Ser 01M
           5.25%, 11/15/35 ..............................         3,700           3,846,520
A          Saginaw Hosp Fin Auth
           (Convenant Medical Ctr) Ser 00F
           6.50%, 7/01/30 ...............................         4,995           5,444,350
AAA        Wayne Charter Cnty
           (Detroit Metro Arpt Hotel) MBIA Ser 01A
           5.00%, 12/01/30 ..............................         4,330           4,454,877
                                                                               ------------
                                                                                116,287,849
                                                                               ------------

           California-3.7%
A+         California Health Fac Fin Auth
           (Sutter Heath)
           Ser 00A
           6.25%, 8/15/35 ...............................         5,600           6,137,992
                                                                               ------------

           Colorado-0.9%
AAA        Colorado Dept Trans Rev
           MBIA Ser 02B
           5.00%, 6/15/11 ...............................         1,300           1,470,092
                                                                               ------------

           Florida-3.1%
NR         Double Branch Cmnty Dev Dist
           Ser 02A
           6.70%, 5/01/34 ...............................         1,000           1,003,120
AA+        Florida Board of Ed
           Ser 02B
           5.25%, 6/01/12 ...............................         1,250           1,444,588
NR         Manatee Cnty Com Dev Dist
           (Waterlefe)
           Ser 01B
           6.25%, 5/01/10 ...............................         2,735           2,831,819
                                                                               ------------
                                                                                  5,279,527
                                                                               ------------


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
           Puerto Rico-5.6%
AAA        Puerto Rico Electric Pwr Auth Rev
           XLCA Ser 02-I
           5.25%, 7/01/22 ...............................        $5,000        $  5,453,500
AAA        Puerto Rico Hsg Fin Corp SFMR
           GNMA Ser 98A AMT
           5.20%, 12/01/32 ..............................         1,375           1,413,280
           GNMA/FNMA/FHLMC Ser 01B AMT
           5.50%, 12/01/23 ..............................         2,330           2,410,921
                                                                               ------------
                                                                                  9,277,701
                                                                               ------------

           Rhode Island-3.0%
A          Rhode Island Tobacco Settlement
           Finance Corp
           (Tobacco Settlement Bonds)
           Ser 02A
           6.25%, 6/01/42 ...............................         5,000           4,948,800
                                                                               ------------

           Total Long-Term Municipal Bonds
              (cost $135,731,945) .......................                       143,401,961
                                                                               ------------

           Short-Term Municipal Notes(g)-9.3%
           Michigan-9.3%
A-1+       Detroit Sew Disp Sys Rev
           FSA Ser 01C-1
           1.65%, 7/01/27 ...............................         2,000           2,000,000
A-1+       Detroit Sew Disp Sys Rev
           MBIA Ser 98B
           1.60%, 7/01/23 ...............................           500             500,000
A-1+       Michigan Higher Ed Student Loan Auth
           (Putters) AMBAC Ser 238 AMT
           1.81%, 6/01/19 ...............................           500             500,000
A-1+       Michigan Hsg Dev Auth MFHR
           Ser 97B
           1.65%, 4/01/19 ...............................           970             970,000
A-1+       Michigan Hsg Dev Auth MFHR
           MBIA Ser 00B
           1.65%, 4/01/24 ...............................         2,700           2,700,000
A-1        Michigan Hsg Dev Auth SFMR
           Ser 00A
           1.70%, 12/01/16 ..............................         1,500           1,500,000
A-1+       Michigan State
           (Grant Anticipation Notes)
           FSA Ser 01B
           1.65%, 9/15/08 ...............................         1,000           1,000,000
           Ser 01D
           1.65%, 9/15/08 ...............................         1,000           1,000,000


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 35

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
A-1        Michigan Strategic Fund IDR
           (Allen Group Inc Proj) Ser 85
           1.60%, 11/01/25 ..............................        $1,100        $  1,100,000
VMIG-1     Michigan Strategic Fund PCR
           (Consumers Power Proj)
           AMBAC Ser 88A
           2.05%, 4/15/18(b) ............................         1,600           1,600,000
A-1+       Wayne Charter Cnty
           (Detroit Metro Wayne Airport) FSA Ser 01
           1.72%, 12/01/08 ..............................         2,500           2,500,000
                                                                               ------------

           Total Short-Term Municipal Notes
              (cost $15,370,000) ........................                        15,370,000
                                                                               ------------

           Total Investments-95.5%
              (cost $151,101,945) .......................                       158,771,961
           Other assets less liabilities-4.5% ...........                         7,539,040
                                                                               ------------

           Net Assets-100% ..............................                      $166,311,001
                                                                               ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                  Principal
& Poor's                                                     Amount
Ratings(a)                                                    (000)                Value
----------------------------------------------------------------------------------------
        MUNICIPAL BONDS-97.6%

        Long-Term Municipal Bonds-93.0%
        Minnesota-84.6%
AAA     Brooklyn Park MFHR
        (Brooks Landing) FNMA Ser 99A AMT
        5.50%, 7/01/19 .............................         $1,355         $  1,435,880
Aaa     Dakota Cnty Dev Agy MFHR
        (Buffalo Ridge Apts)
        GNMA/FHA Ser 02
        5.50%, 7/20/43(b) ..........................          3,675            3,854,377
Aaa     Dakota Cnty MFHR
        (Grande Market Place Proj)
        GNMA Ser 02A AMT
        5.40%, 11/20/43(b) .........................          5,350            5,513,870
Aa2     Eden Prairie MFHR
        (College Rolling Hills Proj)
        GNMA Ser 01A
        6.20%, 2/20/43(b) ..........................          2,000            2,246,540
BBB+    Golden Valley Hlth Fac
        (Convenant Retirement Cmnty) Ser 99A
        5.50%, 12/01/29 ............................          3,750            3,833,625
Aaa     Little Canada MFHR
        (Cedars Lakeside Apts) GNMA Ser 97A
        5.95%, 2/01/32(b) ..........................          2,650            2,808,629
A-      Minneapolis Common Bond Fund
        Cmnty Dev Agy Ser 95-2 AMT
        6.625%, 12/01/15 ...........................          1,245            1,320,995
        Ser 97-2 AMT
        6.20%, 6/01/17 .............................          1,795            1,954,127
        Ser 01G-3
        5.45%, 12/01/31 ............................          4,500            4,687,335
NR      Minneapolis Hlth Fac
        (Walker Methodist) Ser 98A
        6.00%, 11/15/28 ............................          5,650            5,013,019
AAA     Minneapolis & St. Paul Arpt Rev
        FGIC Ser 00B AMT
        6.00%, 1/01/21 .............................          3,455            3,881,416
Aaa     Minneapolis MFHR
        (Bottineau Commons Proj)
        GNMA Ser 02 AMT
        5.45%, 4/20/43(b) ..........................          2,000            2,070,680
Aaa     Minneapolis MFHR
        (Sumner Field)
        GNMA Ser 02A AMT
        5.60% 11/20/43(b) ..........................          2,505            2,609,008


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 37

------------------------
     MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                  Principal
& Poor's                                                     Amount
Ratings(a)                                                    (000)                Value
----------------------------------------------------------------------------------------
AAA     Minnesota Agric & Eco Dev
        (Benedictine Hlth Sys) MBIA Ser 99A
        5.125%, 2/15/29 ............................         $4,000         $  4,110,680
A-      Minnesota Agric & Eco Dev
        (Evangelical Lutheran Proj) Ser 02
        6.00%, 2/01/22 .............................          1,130            1,202,060
        6.00%, 2/01/27 .............................          1,750            1,856,277
A       Minnesota Agric & Eco Dev
        (Fairview Hlth) Ser 00A
        6.375%, 11/15/29 ...........................          2,500            2,731,375
NR      Minnesota Agric & Eco Dev
        (Small Business Loan Proj)
        Ser 96A AMT
        6.75%, 8/01/16 .............................          1,450            1,554,458
        Ser 00A AMT
        7.25%, 8/01/20 .............................          1,000            1,087,650
        Ser 00B AMT
        7.25%, 8/01/20 .............................          1,000            1,087,650
        Ser 00C AMT
        7.25%, 8/01/20 .............................          1,000            1,087,650
        Ser 00D AMT
        7.25%, 8/01/20 .............................          1,000            1,087,650
Baa2    Minnesota Higher Ed Fac Auth
        (College Art & Design) Ser 00-5D
        6.75%, 5/01/26(b) ..........................          1,000            1,095,350
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ) Ser 4-1
        6.00%, 10/01/16(b) .........................            790              840,892
        (Hamline Univ) Ser 99-5B
        6.00%, 10/01/29(b) .........................          1,250            1,320,000
Baa1    Minnesota Higher Ed Fac Auth
        (St Catherine College) Ser 02-5N1
        5.375% 10/01/32(b) .........................          1,000            1,022,110
AAA     Minnesota Hsg Fin Agy MFHR
        MBIA Ser 95D
        6.00%, 2/01/22 .............................            935              974,672
AA+     Minnesota Hsg Fin Agy SFMR
        Ser 96F AMT
        6.30%, 1/01/28 .............................          2,805            2,942,389
        Ser 96G AMT
        6.25%, 7/01/26 .............................          4,625            4,838,490
        Ser 98H AMT
        6.05%, 7/01/31 .............................          3,800            4,008,658


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                  Principal
& Poor's                                                     Amount
Ratings(a)                                                    (000)                Value
----------------------------------------------------------------------------------------
Aaa     Minnetonka MFHR
        (Archer Heights Apts Proj)
        GNMA Ser 99A AMT
        5.30%, 1/20/27(b) ..........................         $1,620         $  1,681,690
AA      Rochester Hosp Rev
        (Mayo Med Ctr) Ser 92H
        10.318%, 11/15/15(c) .......................          3,000            3,150,450
Aaa     Shoreview MFHR
        (Lexington Shores Proj)
        GNMA Ser 01A AMT
        5.55%, 8/20/42(b) ..........................          1,445            1,491,818
AA-     St. Cloud Higher Ed
        (Minn St Univ Proj)
        5.00%, 5/01/23 .............................            800              818,312
Aaa     St. Cloud Hosp Rev
        (Saint Cloud Hosp) FSA Ser 00A
        5.875%, 5/01/30(b) .........................          3,750            4,173,562
AAA     St. Paul Pkg Auth Rev
        FSA Ser 02A
        5.35%, 8/01/29 .............................          3,075            3,255,287
AA      Waconia Hlth Care Fac Rev
        (Ridgeview Med Ctr) RADIAN Ser 99A
        6.125%, 1/01/29 ............................          3,415            3,837,572
AAA     White Bear Lake MFHR
        (Renova Partners Proj)
        FNMA Ser 01AMT
        5.60%, 10/01/30 ............................          1,000            1,081,950
                                                                            ------------
                                                                              93,568,153
                                                                            ------------

        Hawaii-3.9%
AAA     Hawaii State Dept Fin
        (Hawaiian Electric Co Proj) Ser 02A AMT
        5.10%, 9/01/32 .............................          4,200            4,275,054
                                                                            ------------

        Rhode Island-4.5%
A       Rhode Island Tobacco Settlement
        Finance Corp
        (Tobacco Settlement Bonds)
        Ser 02A
        6.25% 6/01/42 ..............................          5,000            4,948,800
                                                                            ------------

        Total Long-Term Municipal Bonds
           (cost $97,260,076) ......................                         102,792,007
                                                                            ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 39

------------------------
     MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                  Principal
& Poor's                                                     Amount
Ratings(a)                                                    (000)                Value
----------------------------------------------------------------------------------------
        Short-Term Municipal Notes(g)-4.6%
        Minnesota-4.6%
A-1+    Coon Rapids Hosp Rev Ser 85
        (Health Ctr Sys Proj)
        1.65%, 8/01/15 .............................         $  565         $    565,000
A-1+    Golden Valley IDR
        (Unicare Homes Proj) Ser 84
        1.75%, 9/01/14 .............................            500              500,000
A-1+    Northern Suburban Hosp Rev
        (Minnanoka & Ramsey Cntys Hosp) Ser 85
        1.65%, 8/01/14 .............................            900              900,000
A-1+    Oldmsted Cnty
        (Human Svcs Campus) Ser 85
        1.65%, 8/01/05 .............................          2,235            2,235,000
A-1+    University of Minnesota
        Ser 99A
        1.70%, 1/01/34 .............................            900              900,000
                                                                            ------------

        Total Short-Term Municipal Notes
           (cost $5,100,000) .......................                           5,100,000
                                                                            ------------

        Total Investments-97.6%
           (cost $102,360,076) .....................                         107,892,007
        Other assets less liabilities-2.4% .........                           2,698,635
                                                                            ------------

        Net Assets-100% ............................                        $110,590,642
                                                                            ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                   Principal
& Poor's                                                      Amount
Ratings(a)                                                     (000)               Value
----------------------------------------------------------------------------------------
        MUNICIPAL BONDS-96.0%

        Long-Term Municipal Bonds-92.9%
        New Jersey-84.0%
Aaa     Essex Cnty MFHR
        (Ballantyne House)
        FNMA Ser 02 AMT
        4.85%, 11/01/32(b) ..........................        $ 1,420        $  1,421,065
Aaa     Essex Cnty MFHR
        (Carmel Towers Proj)
        FNMA Ser 02 AMT
        4.85%, 11/01/32(b) ..........................          1,035           1,035,776
AAA     Hoboken NJ Parking Fac Rev
        AMBAC Ser 01A
        5.30%, 5/01/27 ..............................          3,700           3,940,389
Aaa     Lafayette Yard NJ Com Dev Corp
        (Conv Ctr Hotel Proj) FGIC Ser 01
        5.00%, 4/01/35(b) ...........................          5,000           5,132,250
Aaa     Lafayette Yard NJ Com Dev Corp
        (Conv Ctr Hotel Proj) MBIA Ser 00
        5.80%, 4/01/35(b) ...........................          2,100           2,511,957
AAA     Middlesex Cnty MFHR
        FNMA Ser 01 AMT
        5.25%, 7/01/21 ..............................            750             785,820
        5.35%, 7/01/34 ..............................          1,500           1,558,230
BB-     New Jersey Eco Dev Auth
        (American Airlines) AMT
        7.10%, 11/01/31 .............................          4,500           2,250,090
AAA     New Jersey Eco Dev Auth
        (American Water Co) FGIC AMT
        6.875%, 11/01/34 ............................          5,000           5,550,250
A+      New Jersey Eco Dev Auth
        (Anheuser-Busch) Ser 95 AMT
        5.85%, 12/01/30 .............................          8,000           8,283,280
B+      New Jersey Eco Dev Auth
        (Continental Airlines)
        Ser 99 AMT
        6.25%, 9/15/29 ..............................          2,115           1,170,462
        6.40%, 9/15/23 ..............................         14,810           8,682,214
        Ser 00 AMT
        7.20%, 11/15/30 .............................          1,850           1,162,170
AAA     New Jersey Eco Dev Auth
        (Hackensack Water Co)
        MBIA Ser 94B AMT
        5.90%, 3/01/24(e) ...........................          4,000           4,208,240
Baa3    New Jersey Eco Dev Auth
        (Kapkowski Rd) Ser 98B AMT
        6.50%, 4/01/31(b) ...........................         12,085          13,625,837


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 41

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                   Principal
& Poor's                                                      Amount
Ratings(a)                                                     (000)               Value
----------------------------------------------------------------------------------------
A+      New Jersey Eco Dev Auth
        (Masonic Charity Foundation Proj) Ser 01
        5.50%, 6/01/31 ..............................        $ 1,000        $  1,069,880
BBB     New Jersey Eco Dev Auth
        (NUI Corp) Ser 98A AMT
        5.25%, 11/01/33 .............................         16,270          16,269,349
AAA     New Jersey Eco Dev Auth
        (Pub Ser Elec & Gas) MBIA Ser 94A AMT
        6.40%, 5/01/32 ..............................          5,000           5,408,950
AAA     New Jersey Eco Dev Auth
        (School Constr) AMBAC Ser 01A
        5.00%, 6/15/21 ..............................          9,000           9,406,170
AAA     New Jersey Higher Ed
        (Rowan University)
        FGIC Ser 01C
        5.00%, 7/01/31 ..............................          2,000           2,070,060
AAA     New Jersey Higher Ed
        (Student Loan) MBIA Ser 00A AMT
        6.15%, 6/01/19 ..............................          1,500           1,630,800
A-      New Jersey Hlth Care Fac
        (Atlantic City Med Ctr) Ser 02
        5.75%, 7/01/25 ..............................          4,000           4,251,040
AA      New Jersey Hlth Care Fac
        (Bayshore Cmnty Hosp) RADIAN Ser 02
        5.125%, 7/01/32 .............................          9,250           9,548,313
AA      New Jersey Hlth Care Fac
        (Good Shepherd) RADIAN Ser 01A
        5.20%, 7/01/31 ..............................          1,350           1,396,858
AAA     New Jersey Hlth Care Fac
        (Jersey City Medical Center)
        AMBAC Ser 01
        5.00%, 8/01/41 ..............................         16,595          17,083,225
A3      New Jersey Hlth Care Fac
        (Kennedy Health System) Ser 01
        5.625%, 7/01/31(b) ..........................          9,500           9,861,095
Aaa     New Jersey Hlth Care Fac
        (Newton Memorial Hosp) FSA Ser 01
        5.00%, 7/01/26(b) ...........................          1,500           1,552,665
A       New Jersey Hlth Care Fac
        (Palisades Med Ctr) ACA Ser 99
        5.25%, 7/01/28 ..............................          1,000           1,009,420
A+      New Jersey Hlth Care Fac
        (Robert Wood Johnson) Ser 00
        5.75%, 7/01/31 ..............................          5,350           5,710,697


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                   Principal
& Poor's                                                      Amount
Ratings(a)                                                     (000)               Value
----------------------------------------------------------------------------------------
AA      New Jersey Hlth Care Fac
        (Southern Ocean County Hosp)
        RADIAN Ser 01
        5.125%, 7/01/31 .............................        $ 4,500        $  4,642,020
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        FSA Ser 00A1 AMT
        6.35%, 11/01/31 .............................          2,000           2,166,680
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        FSA Ser 01A AMT
        5.05%, 5/01/34 ..............................          5,390           5,646,564
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        (Pooled Loan) AMBAC Ser 96A AMT
        6.25%, 5/01/28 ..............................          5,000           5,304,600
AAA     New Jersey Hsg & Mtg Fin Agy SFMR
        MBIA Ser 95 AMT
        6.35%, 10/01/27 .............................          4,205           4,393,973
AAA     New Jersey Hsg & Mtg Fin Agy SFMR
        MBIA Ser 99 AMT
        5.90%, 10/01/29 .............................          4,255           4,458,219
AAA     New Jersey State Ed Fac Auth
        (Ramapo College) AMBAC Ser 01D
        5.00%, 7/01/31 ..............................          1,000           1,032,100
AAA     New Jersey State Trans Auth
        (Transportation System) MBIA Ser 01B
        5.00% 12/15/21 ..............................          3,000           3,141,720
A       New Jersey Tobacco Settlement Finance
        Corp.
        (Tobacco Settlement Bonds) Ser 02
        6.125%, 6/01/42 .............................          8,000           7,926,160
Aaa     North Hudson Sew Auth
        MBIA Ser 01A
        Zero Coupon, 8/01/24(b) .....................         12,340           4,438,328
AAA     Port Auth of NY & NJ
        (JFK Int'l Airport Proj)
        MBIA Ser 97-6 AMT
        5.75%, 12/01/22 .............................          8,675           9,504,677
AAA     Port Auth of NY & NJ
        (96th) FGIC Ser 94 AMT
        6.60%, 10/01/23 .............................          9,340          10,115,967
AAA     Port Auth NY & NJ
        (121st) MBIA Ser 00
        5.375%, 10/15/35 ............................          5,000           5,304,550
AAA     Port Auth NY & NJ
        (126th) FGIC Ser 02
        5.25% 5/15/37 ...............................          2,500           2,639,150
AA-     Salem Cnty Waste Disp Rev
        (E.I. Dupont) Ser 92A AMT
        6.125%, 7/15/22 .............................          3,500           3,548,580


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 43

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                   Principal
& Poor's                                                      Amount
Ratings(a)                                                     (000)               Value
----------------------------------------------------------------------------------------
BBB     Salem Cnty PCR
        (PSE&G Power) Ser 01A AMT
        5.75%, 4/01/31 ..............................        $ 2,500        $  2,604,650
BBB-    South Jersey Transportation Auth
        (Raytheon Aircraft Service) Ser 97A AMT
        6.15%, 1/01/22 ..............................            400             412,052
AAA     Univ of Medicine & Dentistry
        AMBAC Ser 02A
        5.0% 12/01/31 ...............................          4,000           4,144,920
AAA     Vineland Sewer Rev
        (Landis) FGIC Ser 93C
        9.72%, 9/19/19(c) ...........................          3,250           4,430,433
                                                                            ------------
                                                                             233,441,895
                                                                            ------------

        Colorado-1.8%
AAA     Colorado Dept of Transportation MBIA
        Ser 02B
        5.00%, 6/15/11 ..............................          2,435           2,753,595
        5.50%, 6/15/13 ..............................          2,020           2,377,863
                                                                            ------------
                                                                               5,131,458
                                                                            ------------

        Florida-1.4%
NR      Double Branch Cmnty Dev Dist
        Ser 02A
        6.70%, 5/01/34 ..............................          1,000           1,003,120
AA+     Florida State Board of Ed GO
        Ser 02B
        5.25%, 6/01/12 ..............................          2,565           2,964,294
                                                                            ------------
                                                                               3,967,414
                                                                            ------------

        Puerto Rico-5.7%
AAA     Puerto Rico Hsg Fin Corp SFMR
        GNMA Ser 98 AMT
        5.20%, 12/01/32 .............................          5,520           5,673,677
AAA     Puerto Rico Hsg Fin Corp SFMR
        GNMA Ser 01C AMT
        5.30%, 12/01/28 .............................          2,045           2,100,583
AA      Puerto Rico Ind Fin Auth
        (Ascension Health) Ser 00A
        6.125%, 11/15/30 ............................          4,500           5,007,465
AAA     Puerto Rico Pub Fin Corp
        MBIA Ser 01A
        5.00%, 8/01/31 ..............................          2,875           2,984,969
                                                                            ------------
                                                                              15,766,694
                                                                            ------------

        Total Long-Term Municipal Bonds
           (cost $245,042,204) ......................                        258,307,461
                                                                            ------------


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                   Principal
& Poor's                                                      Amount
Ratings(a)                                                     (000)               Value
----------------------------------------------------------------------------------------
        Short-Term Municipal Notes(g)-3.1%
        New Jersey-3.1%
A-1+    Camden Cnty NJ Impt Auth
        (Harvest Village Proj) Ser 99A
        1.95% 7/01/29 ...............................        $ 1,000        $  1,000,000
A-1     Hudson County NJ Impt Auth
        (Essential Purpose Pooled Govt) Ser 86
        1.60%, 7/15/26 ..............................          1,900           1,900,000
A-1+    New Jersey Eco Dev Auth
        (Encap Golf Holdings Proj) Ser 01B
        1.65%, 10/01/11 .............................          1,500           1,500,000
A-1+    New Jersey Eco Dev Auth
        (United Water New Jersey Proj)
        AMBAC Ser 96 A
        2.05%, 11/01/26 .............................          1,000           1,000,000
A-1+    Port Auth NY & NJ
        (Versatile Structure)
        Ser 95-3
        2.00%, 6/01/20 ..............................            200             200,000
A-1+    Port Auth NY & NJ
        (Versatile Structure)
        Ser 96-5
        2.00%, 8/01/24 ..............................          1,500           1,500,000
A-1+    Union Cnty NJ PCR
        (Exxon Proj) Ser 94
        1.70%, 7/01/33 ..............................          1,600           1,600,000
                                                                            ------------

        Total Short-Term Municipal Notes
           (cost $8,700,000) ........................                          8,700,000
                                                                            ------------

        Total Investments-96.0%
           (cost $253,742,204) ......................                        267,007,461
        Other assets less liabilities-4.0% ..........                         11,177,752
                                                                            ------------

        Net Assets-100% .............................                       $278,185,213
                                                                            ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 45

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)                Value
------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-100.3%

           Long-Term Municipal Bonds-87.4%
           Ohio-72.9%
A+         Akron Stadium Rev
           (Canal Park) Ser 96
           6.90%, 12/01/16 ...........................        $ 5,000        $   5,629,050
B+         Cleveland Arpt Rev
           (Continental Airlines) Ser 98 AMT
           5.375%, 9/15/27 ...........................         10,100            4,827,699
NR         Cleveland Port Auth Rev
           Ser 01
           7.35%, 12/01/31 ...........................          7,600            7,898,148
AAA        Columbus Arpt Rev
           (Columbus Int'l Arpt)
           MBIA Ser 94A AMT
           6.25%, 1/01/24 ............................          4,000            4,249,280
BBB        Cuyahoga Cnty Hosp Rev
           (UHHS) Ser 00
           7.50%, 1/01/30 ............................          5,150            5,725,822
Aaa        Cuyahoga Cnty MFHR
           (Livingston Park Apts) GNMA Ser 02A
           5.45%, 9/20/39(b) .........................          1,500            1,551,990
Aaa        Cuyahoga Cnty MFHR
           (Longwood Proj) GNMA Ser 01 AMT
           5.60%, 1/20/43(b) .........................          3,620            3,780,800
A          Erie Cnty Hosp Rev
           (Firelands Med Ctr) Ser 02A
           5.625%, 8/15/32 ...........................          5,000            5,233,600
A          Franklin Cnty
           (Online Computer Library Ctr)
           Ser 98A
           5.20%, 10/01/20 ...........................          2,800            2,950,836
Aaa        Franklin Cnty MFHR
           (Agler Green) GNMA Ser 02A AMT
           5.65%, 5/20/32(b) .........................            770              808,831
           5.80%, 5/20/44(b) .........................          1,150            1,207,523
AAA        Franklin Cnty MFHR
           (Wellington Village Proj)
           GNMA Ser 01A AMT
           5.40%, 2/20/43 ............................          3,945            4,069,386
BBB+       Hamilton Cnty Health Fac
           (Twin Towers) Ser 99A
           5.80%, 10/01/23 ...........................          1,775            1,834,676
AAA        Hamilton Cnty Sales Tax
           AMBAC Ser 00B
           5.25%, 12/01/32(e) ........................         12,200           12,750,586


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)                Value
------------------------------------------------------------------------------------------
Aaa        Lucas Cnty Health Fac
           (Altenheim Proj) GNMA Ser 99
           5.50%, 7/20/40(b) .........................        $ 3,200        $   3,361,312
BBB+       Ohio Air Quality Dev Auth PCR
           (Columbus Southern Pwr) Ser 85B
           6.25%, 12/01/20 ...........................          5,000            5,160,200
BBB        Ohio Air Quality Dev Auth PCR
           (Dayton Pwr & Lt) Ser 92B
           6.40%, 8/15/27 ............................          2,000            2,033,540
AAA        Ohio Air Quality Dev Auth PCR
           (JMG) AMBAC Ser 94B AMT
           6.375%, 4/01/29 ...........................          3,075            3,370,938
BBB        Ohio Air Quality Dev Auth PCR
           (Toledo Edison Co) Ser 97A AMT
           6.10%, 8/01/27 ............................          5,000            5,052,250
AAA        Ohio Capital Corp MFHR
           (Sect 8 Assist) FHA/MBIA Ser 95E
           6.35%, 1/01/22 ............................          1,965            2,082,802
BBB+       Ohio Environmental Fac Rev
           (Ford Motor Co) Ser 00 AMT
           6.15%, 6/01/30 ............................          4,500            4,934,745
Aa2        Ohio Hsg Fin Agy MFHR
           (Bridgeview Villa II) FHA AMT
           6.45%, 12/01/33(b) ........................          1,965            2,028,057
AAA        Ohio Hsg Fin Agy MFHR
           (Park Trails Apt)
           AMBAC Ser 01A AMT
           5.50%, 12/01/34 ...........................          1,670            1,729,619
Aaa        Ohio Hsg Fin Agy SFMR
           GNMA Ser 00A-1 AMT
           6.35%, 9/01/31(b) .........................          1,135            1,216,697
Aaa        Ohio Hsg Fin Agy SFMR
           GNMA Ser 00D AMT
           6.05%, 3/01/31(b) .........................          7,435            7,919,613
AAA        Ohio Hsg Fin Agy SFMR
           GNMA Ser 94B-2 AMT
           6.70%, 3/01/25 ............................          2,350            2,458,006
AAA        Ohio Hsg Fin Agy SFMR
           GNMA Ser 95A-2 AMT
           6.625%, 3/01/26 ...........................          2,820            2,955,050
Aaa        Ohio Hsg Fin Agy SFMR
           GNMA Ser 02A-1 AMT
           5.375%, 9/01/33(b) ........................          5,000            5,126,050
Aaa        Ohio Hsg Fin Agy SFMR
           GNMA Ser 02A-2 AMT
           5.60%, 9/01/34(b) .........................          3,000            3,119,970


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 47

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)                Value
------------------------------------------------------------------------------------------
Aaa        Ohio Hsg Fin Agy SFMR
           GNMA Ser 02-A3 AMT
           5.50%, 9/01/34(b) .........................        $ 4,000        $   4,172,920
A+         Ohio Sewer & Solid Waste Disp Facs
           (Anheuser-Busch) Ser 01 AMT
           5.50%, 11/01/35 ...........................          3,000            3,073,050
A+         Ohio Wtr Dev Auth
           (Anheuser-Busch) Ser 99 AMT
           6.00%, 8/01/38 ............................          2,250            2,357,415
A          Ohio Wtr Dev Auth
           (North Star BHP Steel) Ser 95 AMT
           6.45%, 9/01/20 ............................          3,425            3,604,744
BBB        Ohio Wtr Dev Auth PCR
           (Cleveland Electric) Ser 97A AMT
           6.10%, 8/01/20 ............................          2,000            2,026,500
A3         Steubenville Ohio Hosp Rev
           (Trinity Hlth) Ser 00
           6.50%, 10/01/30(b) ........................          6,000            6,504,900
Baa2       Toledo-Lucas Cnty Port Fac
           (CSX Transportation) Ser 92
           6.45%, 12/15/21(b) ........................          6,270            7,066,415
                                                                             -------------
                                                                               143,873,020
                                                                             -------------

           Colorado-0.9%
AAA        Colorado Dept of Trans
           MBIA Ser 02B
           5.00%, 6/15/11 ............................          1,600            1,809,344
                                                                             -------------

           Florida-6.8%
NR         Collier Cnty IDR
           (Southern States Utils) Ser 96 AMT
           6.50%, 10/01/25 ...........................          1,500            1,509,720
NR         Double Branch Cmnty Dev Dist
           Ser 02A
           6.70%, 5/01/34 ............................          1,000            1,003,120
NR         Northern Palm Beach Cnty
           (ABACOA) Ser 96A
           7.30%, 8/01/27 ............................         10,100           10,901,435
                                                                             -------------
                                                                                13,414,275
                                                                             -------------

           Hawaii-1.3%
B+         Hawaii Dept of Trans
           (Continental Airlines, Inc.) Ser 00 AMT
           7.00%, 6/01/20 ............................          3,745            2,482,149
                                                                             -------------


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)                Value
------------------------------------------------------------------------------------------
           Michigan-1.9%
AAA        Michigan Muni Bond Auth
           (Drinking Water) Ser 02
           5.25%, 10/01/12 ...........................        $ 3,235        $   3,750,400
                                                                             -------------

           Puerto Rico-2.3%
BB-        Puerto Rico Port Auth Rev
           (American Airlines) Ser 96A AMT
           6.25%, 6/01/26 ............................            535              294,271
A          Puerto Rico Tobacco Settlement Rev
           (Childrens Trust Fund) Ser 00
           6.00%, 7/01/26 ............................          4,000            4,235,440
                                                                             -------------
                                                                                 4,529,711
                                                                             -------------

           Texas-1.3%
AAA        Lower Co Rvr Auth
           (Gen Purp Refunding) MBIA Ser 02
           5.00%, 5/15/31 ............................          2,500            2,581,000
                                                                             -------------

           Total Long-Term Municipal Bonds
              (cost $166,270,649) ....................                         172,439,899
                                                                             -------------

           Short-Term Municipal Notes(g)-12.9%
           Ohio-12.9%
A-1+       Cleveland Arpt Sys Rev
           FSA Ser C
           1.60%, 1/01/31 ............................            300              300,000
A-1+       Cuyahoga Cnty Eco Dev Rev
           (The Cleveland Orchestra Proj) Ser 98
           2.10%, 4/01/28 ............................          1,900            1,900,000
A-1+       Cuyahoga Cnty Hosp Rev
           (Cleveland Clinic) Ser 96A
           1.65%, 1/01/26 ............................          6,100            6,100,000
A-1+       Franklin Cnty
           (Trinity Health Credit Group) Ser 00F
           1.70%, 12/01/30 ...........................          1,000            1,000,000
A-1+       Kent State Univ Rev
           MBIA Ser 01
           1.65%, 5/01/31 ............................            700              700,000
VMIG-1     Mahoning Cnty Hsg Rev
           (Youngtown St Univ Proj) Ser 02
           1.65%, 2/01/33(b) .........................          1,900            1,900,000
A-1+       Ohio Air Quality Dev Auth PCR
           (Cincinnati Gas & Electric) Ser 95
           2.00%, 9/01/30 ............................          1,275            1,275,000


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 49

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                    Principal
& Poor's                                                       Amount
Ratings(a)                                                      (000)                Value
------------------------------------------------------------------------------------------
A-1+       Ohio Air Quality Dev Auth IDR
           (JMG Funding) Ser 94A AMT
           1.72%, 4/01/28 ............................        $ 5,600        $   5,600,000
A-1+       Ohio Air Quality Dev Auth PCR
           (Ohio Edison Co) Ser 88C AMT
           2.10%, 9/01/18 ............................            400              400,000
A-1+       Ohio Air Quality Dev Auth PCR
           (Toledo Edison Co) Ser 00A
           2.10%, 4/01/24 ............................          2,000            2,000,000
A-1+       Ohio Solid Waste
           (BP Amoco Exploration & Oil Proj)
           Ser 01 AMT
           2.15%, 8/01/34 ............................            600              600,000
A-1+       Ohio Solid Waste
           (BP Amoco North America Proj)
           Ser 02A AMT
           2.15%, 8/01/34 ............................          1,100            1,100,000
A-1+       Ohio Solid Waste PCR
           (BP Products N. America) Ser 02 AMT
           2.15%, 8/01/34 ............................            700              700,000
A-1        Ohio Wtr Dev Auth
           (Timken Corp. Proj) Ser 93
           1.70%, 5/01/07 ............................          1,200            1,200,000
A-1        Trumbull Cnty Hlth Care Fac Rev
           (Shepherd of the Valley) RADIAN
           2.05%, 10/01/31 ...........................            700              700,000
                                                                             -------------

           Total Short-Term Municipal Notes
              (cost $25,475,000) .....................                          25,475,000
                                                                             -------------

           Total Investments-100.3%
              (cost $191,745,649) ....................                         197,914,899
           Other assets less liabilities-(0.3)% ......                            (649,775)
                                                                             -------------

           Net Assets-100% ...........................                       $ 197,265,124
                                                                             =============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-97.4%

           Long-Term Municipal Bonds-93.3%
           Pennsylvania-81.4%
A3         Allegheny Cnty Health Fac
           (South Hills Hlth) Ser 00B
           6.75%, 5/01/25(b) ...........................        $ 2,555        $  2,742,435
BBB+       Allegheny Cnty PCR
           (USX Corp.)
           Ser 96
           6.10%, 1/15/18 ..............................          4,000           4,157,920
           Ser 98
           5.50%, 12/01/29 .............................          8,680           8,735,378
A          Allegheny Cnty Higher Ed
           (Thiel College) ACA Ser 99A
           5.375%, 11/15/19 ............................          1,000           1,048,020
           5.375%, 11/15/29 ............................          1,500           1,552,920
BBB-       Allegheny Cnty Hlth Rev
           (Residential Resources) Ser 01
           6.60%, 9/01/31 ..............................          6,000           6,051,720
Aaa        Allegheny Cnty MFHR
           (Green Meadow Apts)
           GNMA Ser 98-A-1 AMT
           5.125%, 10/20/40(b) .........................          8,440           8,559,342
BBB        Bradford Cnty IDR
           (Int'l Paper) Ser 95A AMT
           6.60%, 3/01/19 ..............................          2,500           2,616,000
BBB-       Crawford Cnty Hlth Fac
           (Wesbury Methodist) Ser 99
           6.25%, 8/15/29 ..............................          3,100           3,110,168
BBB+       Cumberland Cnty Hlth Fac
           (Presbyterian Homes) Ser 96
           6.00%, 12/01/26 .............................          2,250           2,283,637
BBB-       Delaware Cnty Higher Ed
           (Eastern College) Ser 99
           5.625%, 10/1/28 .............................          3,300           3,302,805
NR         Harrisburg Airport Fac
           (Susquehanna Aero Proj) Ser 99 AMT
           5.50%, 1/01/24 ..............................          3,490           2,762,963
BBB        Indiana Cnty PCR
           (PSE&G Power) Ser 01 AMT
           5.85%, 6/01/27 ..............................          2,500           2,585,250
Aaa        Lehigh Northampton Airport
           MBIA Ser 00 AMT
           6.00%, 5/15/30(b) ...........................          4,400           4,932,796


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 51

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
Aaa        Lycoming Cnty Higher Ed
           (College of Technology) AMBAC Ser 02
           5.25%, 5/01/32(b) ...........................        $ 4,250        $  4,451,832
AA         Montgomery Cnty Higher Ed
           (Beaver College) RADIAN Ser 99
           5.70%, 4/01/27 ..............................          6,000           6,370,380
BB-        New Morgan Solid Waste Disp Rev
           (Browning-Ferris) Ser 94 AMT
           6.50%, 4/01/19 ..............................          9,115           8,890,315
BBB-       Pennsylvania Economic Dev Auth
           (Amtrak) Ser 01A AMT
           6.375%, 11/01/41 ............................          5,000           4,665,100
AAA        Pennsylvania Higher Ed
           (Student Loan) AMBAC Ser 88D AMT
           6.05%, 1/01/19 ..............................          1,000           1,028,770
A+         Pennsylvania Higher Ed
           (UPMC Health Sys) Ser 01A
           6.00%, 1/15/31 ..............................          9,155           9,660,448
AA+        Pennsylvania Hsg Fin Agy SFMR
           Ser 92-35D
           10.291%, 4/01/25(c) .........................          9,500          10,047,770
           Ser 94-41B AMT
           6.65%, 4/01/25 ..............................          2,585           2,687,986
           Ser 99-67A AMT
           5.90%, 10/01/30 .............................         16,190          16,916,607
           Ser 00-69A AMT
           6.25%, 4/01/31 ..............................          4,975           5,292,654
           Ser 02-74B
           5.25%, 4/01/32 ..............................          3,250           3,320,688
AAA        Philadelphia Airport Sys
           AMBAC Ser 95A AMT
           6.10%, 6/15/25 ..............................         10,000          10,881,100
AAA        Philadelphia GO
           Ser 01
           5.00%, 9/15/31 ..............................          4,500           4,608,900
AAA        Philadelphia Lease Rev
           (Stadiums Proj) FSA Ser 01B
           5.25%, 10/01/30(e) ..........................          8,000           8,399,760
AAA        Pittsburgh Urban Redev Auth SFMR
           FHA Ser 97A AMT
           6.25%, 10/01/28 .............................            895             945,174
           Ser 00A AMT
           6.40%, 10/01/31 .............................          5,340           6,004,670
AA         Potter Cnty Hosp Rev
           (Charles Cole Memorial) RADIAN Ser 96
           6.05%, 8/01/24 ..............................          4,340           4,817,270


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
AAA        Southcentral Hosp Rev
           (Wellspan Health) MBIA Ser 01
           5.25%, 5/15/31 ..............................        $ 4,700        $  4,923,861
BBB        Warren Cnty Hosp Auth Rev
           (Warren General) Ser 94B
           7.00%, 4/01/19 ..............................          2,200           2,275,416
AAA        Washington Cnty
           (Capital Funding) AMBAC Ser 99
           6.15%, 12/01/29 .............................          7,000           8,461,740
                                                                               ------------
                                                                                179,091,795
                                                                               ------------

           Colorado-1.0%
AAA        Colorado Dept of Trans
           MBIA Ser 02B
           5.00%, 6/15/11 ..............................          1,900           2,148,596
                                                                               ------------

           Florida-9.0%
NR         Collier Cnty Cmnty Fac Dist
           (Fiddlers Creek) Ser 96
           7.50%, 5/01/18 ..............................         11,950          12,848,281
NR         Collier Cnty IDR
           (Southern States Utils) Ser 96 AMT
           6.50%, 10/01/25 .............................          6,500           6,542,120
NR         Double Branch Cmnty Dev Dist
           Ser 02A
           6.70%, 5/01/34 ..............................            500             501,560
                                                                               ------------
                                                                                 19,891,961
                                                                               ------------

           Puerto Rico-1.9%
AAA        Puerto Rico GO
           FGIC Ser 02A
           5.00%, 7/01/32 ..............................          2,000           2,082,860
AAA        Puerto Rico Elec Pwr Auth
           XLCA Ser 02-1
           5.25%, 7/01/22 ..............................            700             763,490
BB-        Puerto Rico Port Auth Rev
           (American Airlines) Ser 96A AMT
           6.25%, 6/01/26 ..............................          2,375           1,306,345
                                                                               ------------
                                                                                  4,152,695
                                                                               ------------

           Total Long-Term Municipal Bonds
              (cost $191,511,214) ......................                        205,285,047
                                                                               ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 53

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
           Short-Term Municipal Notes(g)-4.1%
           Pennsylvania-4.1%
A-1        Allegheny Cnty Ind Dev Auth
           (Longwood) RADIAN Ser 01B
           2.15%, 7/01/27 ..............................        $ 3,700        $  3,700,000
A-1+       Blair Cnty Ind Dev Auth
           (The Village at Penn State) Ser 02C
           1.65%, 1/01/11 ..............................          1,800           1,800,000
A-1+       Delaware Cnty Ind Dev Auth
           (United Parcel Service) Ser 85
           1.90%, 12/01/15 .............................            500             500,000
A-1+       Delaware Cnty Ind Dev Rev
           (BP Exploration & Oil) Ser 85
           2.00%, 12/01/09 .............................          1,000           1,000,000
A-1+       Pennsylvania Economic Dev Fin Auth
           (Amtrak) Ser 01B AMT
           1.75%, 11/01/41 .............................            500             500,000
A-1        Pennsylvania Higher Ed
           (Student Loan) Ser 88 AMT
           1.70%, 7/01/18 ..............................            300             300,000
VMIG-1     Pennsylvania Higher Ed
           (Temple University) Ser 84
           2.00%, 10/01/09(b) ..........................            400             400,000
A-1+       Philadelphia IDR
           (Institute for Cancer Research) Ser 90A
           2.05%, 7/01/13 ..............................            400             400,000
A-1+       Schuylkill Cnty IDR
           (Northeastern Power) Ser 97A
           2.10%, 12/01/22 .............................            500             500,000
                                                                               ------------

           Total Short-Term Municipal Notes
              (cost $9,100,000) ........................                          9,100,000
                                                                               ------------

           Total Investments-97.4%
              (cost $200,611,214) ......................                        214,385,047
           Other assets less liabilities-2.6% ..........                          5,726,627
                                                                               ------------

           Net Assets-100% .............................                       $220,111,674
                                                                               ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-98.0%

           Long-Term Municipal Bonds-93.6%
           Virginia-83.6%
NR         Albemarle Cnty IDR
           (The Covenant School, Inc.) Ser 01A
           7.50%, 7/15/23 ..............................        $ 3,185        $  3,428,430
           7.75%, 7/15/32 ..............................          8,260           9,158,192
A+         Alexandria MFHR
           (Buckingham Village Apts) Ser 96A AMT
           6.15%, 1/01/29 ..............................          4,000           4,155,360
A2         Arlington Cnty IDR
           (Arlington Health Sys) Ser 01
           5.25%, 7/01/31(b) ...........................          9,000           9,275,220
AAA        Arlington Cnty IDR
           (Ogden Martin) FSA Ser 98B AMT
           5.25%, 1/01/09 ..............................          2,295           2,593,947
AAA        Arlington Cnty MFHR
           (Arlington View Terrace)
           FNMA Ser 01 AMT
           5.15%, 11/01/31 .............................          1,550           1,615,085
NR         Dulles Town Cmnty
           (Dulles Town Ctr Proj)
           Special Assessment Tax Ser 98
           6.25%, 3/01/26 ..............................          1,950           1,965,951
AAA        Fairfax Cnty Pkg Auth Fac
           AMBAC Ser 01
           4.75%, 7/15/20 ..............................          1,875           1,941,619
AAA        Fairfax Water Auth Rev Ser 02
           5.00%, 4/01/32 ..............................          3,680           3,797,907
BBB        Giles Cnty IDR
           (Hoechst Celanese Corp) Ser 96 AMT
           6.45%, 5/01/26 ..............................          7,500           7,761,525
A-         Greater Richmond
           (Convention Ctr Proj) Ser 00
           6.25%, 6/15/32 ..............................         11,000          12,364,110
AAA        Harrisonburg MFHR
           (Battery Heights Assoc) GNMA Ser 96A
           6.25%, 4/20/36 ..............................          5,185           5,502,789
AAA        Harrisonburg MFHR
           (Greens of Salem Run) FSA Ser 97 AMT
           6.30%, 4/01/29 ..............................          4,160           4,462,806
BB-        Henrico Cnty IDR Solid Waste Rev
           (Browning-Ferris) Ser 97A AMT
           5.875%, 3/01/17 .............................          4,750           4,491,600
A+         Henry Cnty Hosp Rev
           (Memorial Hosp Martinsville & Henry)
           Ser 97
           6.00%, 1/01/27 ..............................          1,250           1,441,812


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 55

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
BBB        Isle of Wight Cnty IDR
           (International Paper Co) Ser 00A AMT
           6.60%, 5/01/24 ..............................        $ 1,700        $  1,836,748
BBB        Isle of Wight Cnty Solid Waste Rev
           (Union Camp Corp) Ser 94 AMT
           6.55%, 4/01/24 ..............................          4,000           4,134,400
A+         James City Cnty Solid Waste Rev
           (Anheuser Busch Proj) Ser 97 AMT
           6.00%, 4/01/32 ..............................          4,200           4,377,114
AAA        Loudoun Cnty IDR Hosp Rev
           (Loudoun Hosp Ctr) FSA Ser 95
           5.80%, 6/01/20 ..............................          2,500           2,694,350
A+         Metropolitan Washington DC Arpt Rev
           Ser 97B AMT
           5.50%, 10/01/23 .............................          9,410           9,794,963
AAA        Newport News Hlth Care Fac
           (Mennowood Cmntys) GNMA Ser 96A
           6.25%, 8/01/36 ..............................          2,600           2,788,604
AAA        Newport News Redev & Hsg Auth MFHR
           (Walker Village Proj) GNMA Ser 02A AMT
           5.55%, 9/20/34 ..............................          1,880           1,955,839
           5.65%, 3/20/44 ..............................          1,660           1,726,649
Baa3       Norfolk Arpt Auth Rev
           (Air Cargo) Ser 02 AMT
           6.25%, 1/01/30(b) ...........................          1,000           1,015,750
AAA        Norfolk Arpt Auth Rev
           FGIC Ser 01B AMT
           5.30%, 7/01/25 ..............................         10,000          10,454,600
AAA        Portsmouth
           (Ref & Pub Util) FGIC Ser 01B
           5.00%, 6/01/26 ..............................          1,500           1,546,860
AAA        Prince William Cnty MFHR
           (Woodwind Gables Apts Proj)
           AMBAC Ser 01A-I AMT
           5.30%, 12/01/34 .............................          2,860           2,969,109
NR         Staunton Ed Fac
           (Mary Baldwin College) Ser 96
           6.75%, 11/01/21 .............................          3,645           3,821,928
AAA        Virginia Beach Dev Auth MFHR
           (Beth Sholom Terrace) GNMA Ser 02
           5.40%, 4/01/44 ..............................          3,000           3,080,160
AA+        Virginia Biotechnology Resh Park Auth
           (Consolidated Laboratories Proj) Ser 01
           5.00%, 9/01/21 ..............................          4,170           4,362,029
AA+        Virginia Hsg Dev Auth MFHR
           Ser 99J AMT
           5.95%, 2/01/23 ..............................          5,525           5,871,141
           Ser 02B AMT
           5.50%, 4/01/27 ..............................          5,000           5,202,900


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
AA+        Virginia Hsg Dev Auth SFMR
           (Commonwealth Mtg) Ser 01C-2 AMT
           5.50%, 7/01/27 ..............................        $ 9,040        $  9,336,874
           (Commonwealth Mtg) Ser 01I-1 AMT
           5.42%, 7/01/23 ..............................          3,690           3,798,375
AA+        Virginia Hsg Dev Auth SFMR
           Ser 01D AMT
           5.40%, 6/01/24 ..............................          3,155           3,280,853
AA+        Virginia Port Auth Rev
           (Newport News) Ser 02 AMT
           5.00%, 7/01/27 ..............................          1,000           1,025,860
           5.125%, 7/01/24 .............................          4,000           4,129,880
AA         Virginia Res Auth Sewer Sys Rev
           (Hopewell Wastewtr Fac) Ser 95A AMT
           6.00%, 10/01/25 .............................          1,375           1,451,079
                                                                               ------------
                                                                                164,612,418
                                                                               ------------

           California-3.8%
NR         Orange Cnty Cmnty Fac
           Special Tax No 91-2
           6.25%, 10/01/30 .............................          7,400           7,568,942
                                                                               ------------

           Florida-1.7%
NR         Clay Cnty Cmnty Dev Dist
           (Fleming Island Plantation) Ser 00B
           7.375%, 5/01/31 .............................          3,000           3,294,090
                                                                               ------------

           Illinois-2.6%
AAA        Chicago GO
           AMBAC Ser 02A
           5.00%, 1/01/42 ..............................          5,000           5,108,000
                                                                               ------------

           New Jersey-1.3%
B+         New Jersey Eco Dev Auth
           (Continental Airlines) Ser 00 AMT
           7.20%, 11/15/30 .............................          4,100           2,575,620
                                                                               ------------

           Puerto Rico-0.6%
AAA        Puerto Rico Elec Pwr Auth
           XLCA Ser 02-I
           5.25%, 7/01/22 ..............................          1,100           1,199,770
                                                                               ------------

           Total Long-Term Municipal Bonds
              (cost $173,864,364) ......................                        184,358,840
                                                                               ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 57

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2002

Standard                                                      Principal
& Poor's                                                         Amount
Ratings(a)                                                        (000)               Value
-------------------------------------------------------------------------------------------
           Short-Term Municipal Notes(g)-4.4%
           Virginia-4.2%
A-1+       Dinwiddie Cnty IDR
           (Chaparral Steel Proj) Ser 99A
           2.15%, 8/01/29 ..............................        $ 2,800        $  2,800,000
A-1+       Hampton Hsg Dev Auth MFHR
           (Avalon Hampton Proj) Ser 96A
           1.65%, 6/15/26 ..............................            800             800,000
A-1+       Hampton Hsg Dev Auth MFHR
           (Avalon Pointe Proj) FNMA Ser 96 AMT
           1.70%, 6/15/26 ..............................          1,737           1,737,000
F-1+       Henrico Cnty IDR Hlth Care Fac
           (Hermitage) Ser 98
           1.70%, 8/01/23(f) ...........................          1,000           1,000,000
A-1+       King George Cnty
           (Birchwood Power Partners Proj)
           Ser 96A AMT
           2.10%, 4/01/26 ..............................          1,400           1,400,000
A-1+       King George Cnty
           (Birchwood Power Partners Proj)
           Ser 97 AMT
           2.10%, 3/01/27 ..............................            500             500,000
                                                                               ------------
                                                                                  8,237,000
                                                                               ------------

           Florida-0.2%
VMIG-1     Jacksonville Hlth Care Fac
           (Genesis Rehabilitation Hosp) Ser 96
           2.05%, 5/01/21(b) ...........................            500             500,000
                                                                               ------------

           Total Short-Term Municipal Notes
              (cost $8,737,000) ........................                          8,737,000
                                                                               ------------

           Total Investments-98.0%
              (cost $182,601,364) ......................                        193,095,840
           Other assets less liabilities-2.0% ..........                          3,938,906
                                                                               ------------

           Net Assets-100% .............................                       $197,034,746
                                                                               ============

See footnote summary on page 59.

See Glossary of Terms on page 59.

See notes to financial statements.


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

(a)   Unaudited.

(b)   Moody's rating-unaudited.

(c) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2002.

(e) Position has been segregated to collateralize margin requirements for open futures contracts sold, with an aggregate market value as follows for each respective Portfolio: Arizona Portfolio, $94,172; Massachusetts Portfolio, $52,703; Michigan Portfolio, $36,299; New Jersey Portfolio, $110,466; Ohio Portfolio, $73,159; and Pennsylvania Portfolio, $31,499.

(f)   Fitch's rating-unaudited.

(g)   Variable rate coupon, rate shown was as of September 30, 2002.

      Glossary of Terms:
      ACA           American Capital Access
      AMBAC         American Municipal Bond Assurance Corporation
      AMT           Alternative Minimum Tax
      CONNIE LEE    Connie Lee Insurance Company
      ETM           Escrow to Maturity
      FGIC          Financial Guaranty Insurance Company
      FHA           Federal Housing Administration
      FHLMC         Federal Home Loan Mortgage Corporation
      FNMA          Federal National Mortgage Association
      FSA           Financial Security Assurance, Inc.
      GNMA          Government National Mortgage Association
      GO            General Obligation
      IDA           Industrial Development Authority
      IDB           Industrial Development Bond
      IDR           Industrial Development Revenue
      MBIA          Municipal Bond Investors Assurance
      MFHR          Multi-Family Housing Revenue
      NR            Rating not applied for
      PCR           Pollution Control Revenue
      RADIAN        Radian Group, Inc.
      SFMR          Single Family Mortgage Revenue
      XLCA          XL Capital Assurance, Inc.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 59

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2002

                                                        Arizona            Florida
                                                     =============      =============
Assets
Investments in securities, at value
  (cost: $222,019,299 and $242,808,003,
  respectively) ................................     $ 232,967,340      $ 258,698,657
Interest receivable ............................         3,246,806          5,305,520
Receivable for investment securities sold ......         2,000,181            140,000
Receivable for shares of beneficial
  interest sold ................................           925,934          1,092,123
                                                     -------------      -------------
Total assets ...................................       239,140,261        265,236,300
                                                     -------------      -------------
Liabilities
Due to custodian ...............................           415,048             94,383
Dividends payable ..............................           304,674            342,221
Payable for shares of beneficial
  interest redeemed ............................           270,097            317,412
Distribution fee payable .......................           123,023            151,819
Variation margin on futures contracts ..........            30,250                 -0-
Administrative fee payable .....................            26,882             24,153
Advisory fee payable ...........................            14,357             62,019
Net unrealized depreciation on interest rate
  swaps contract ...............................                -0-            76,590
Accrued expenses and other liabilities .........           103,556            109,811
                                                     -------------      -------------
Total liabilities ..............................         1,287,887          1,178,408
                                                     -------------      -------------
Net Assets .....................................     $ 237,852,374      $ 264,057,892
                                                     =============      =============
Composition of Net Assets
Shares of beneficial interest, at par ..........     $     215,971      $     255,240
Additional paid-in capital .....................       229,935,645        263,589,788
Distributions in excess of net investment
  income .......................................          (304,674)           (47,009)
Accumulated net realized loss on
  investment transactions ......................        (2,798,479)       (15,554,191)
Net unrealized appreciation of investment
  transactions .................................        10,803,911         15,814,064
                                                     -------------      -------------
                                                     $ 237,852,374      $ 264,057,892
                                                     =============      =============
Class A Shares
Net assets .....................................     $ 121,245,139      $ 109,372,476
                                                     -------------      -------------
Shares of beneficial interest outstanding ......        10,998,664         10,576,992
                                                     -------------      -------------
Class B Shares
Net assets .....................................     $  92,349,499      $ 105,583,070
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         8,393,741         10,202,217
                                                     -------------      -------------
Class C Shares
Net assets .....................................     $  24,257,736      $  49,102,346
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         2,204,722          4,744,787
                                                     -------------      -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share ....................................            $11.02             $10.34
Sales charge--4.25% of public
  offering price ...............................               .49                .46
                                                            ------             ------
Maximum offering price .........................            $11.51             $10.80
                                                            ======             ======
Class B Shares
Net asset value and offering price per share ...            $11.00             $10.35
                                                            ======             ======
Class C Shares
Net asset value and offering price per share ...            $11.00             $10.35
                                                            ======             ======

See notes to financial statements.


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                     Massachusetts         Michigan
                                                     =============      =============
Assets
Investments in securities, at value
  (cost: $182,000,712 and $151,101,945,
  respectively) ................................     $ 193,706,433      $ 158,771,961
Cash ...........................................           253,378            560,541
Interest receivable ............................         2,906,216          2,415,273
Receivable for investment securities sold ......         2,160,159          4,420,825
Receivable for shares of beneficial
  interest sold ................................           330,751            883,305
                                                     -------------      -------------
Total assets ...................................       199,356,937        167,051,905
                                                     -------------      -------------
Liabilities
Dividends payable ..............................           260,463            193,534
Distribution fee payable .......................           124,215            103,060
Net unrealized depreciation on swap
  contracts ....................................           117,438                 -0-
Payable for shares of beneficial
  interest redeemed ............................           105,088            282,562
Advisory fee payable ...........................            44,036             60,136
Administrative fee payable .....................            24,000                 -0-
Variation margin on futures contracts ..........            17,875             12,375
Accrued expenses and other liabilities .........            95,131             89,237
                                                     -------------      -------------
Total liabilities ..............................           788,246            740,904
                                                     -------------      -------------
Net Assets .....................................     $ 198,568,691      $ 166,311,001
                                                     =============      =============
Composition of Net Assets
Shares of beneficial interest, at par ..........     $     179,870      $     152,649
Additional paid-in capital .....................       198,502,980        159,150,807
Distributions in excess of
  net investment income ........................          (260,463)          (193,534)
Accumulated net realized loss on
  investment transactions ......................       (11,361,304)          (413,815)
Net unrealized appreciation of investment
  transactions .................................        11,507,608          7,614,894
                                                     -------------      -------------
                                                     $ 198,568,691      $ 166,311,001
                                                     =============      =============
Class A Shares
Net assets .....................................     $  66,197,297      $  55,396,443
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         5,987,787          5,079,384
                                                     -------------      -------------
Class B Shares
Net assets .....................................     $  79,215,546      $  53,096,894
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         7,180,973          4,875,969
                                                     -------------      -------------
Class C Shares
Net assets .....................................     $  53,155,848      $  57,817,664
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         4,818,234          5,309,568
                                                     -------------      -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share ....................................            $11.06             $10.91
Sales charge--4.25% of public
  offering price ...............................               .49                .48
                                                            ------             ------
Maximum offering price .........................            $11.55             $11.39
                                                            ======             ======
Class B Shares
Net asset value and offering price per share ...            $11.03             $10.89
                                                            ======             ======
Class C Shares
Net asset value and offering price per share ...            $11.03             $10.89
                                                            ======             ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 61

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                       Minnesota         New Jersey
                                                     =============      =============
Assets
Investments in securities, at value
  (cost: $102,360,076 and $253,742,204,
  respectively) ................................     $ 107,892,007      $ 267,007,461
Interest receivable ............................         1,470,570          4,669,333
Receivable for investment securities sold ......         1,100,095          6,811,764
Receivable for shares of beneficial
  interest sold ................................           598,489            997,680
                                                     -------------      -------------
Total assets ...................................       111,061,161        279,486,238
                                                     -------------      -------------
Liabilities
Due to custodian ...............................           137,334             64,564
Dividends payable ..............................           138,391            333,761
Distribution fee payable .......................            51,373            173,851
Payable for shares of beneficial
  interest redeemed ............................            37,637            490,849
Advisory fee payable ...........................            23,364             64,027
Administrative fee payable .....................                -0-            24,483
Variation margin on futures contracts ..........                -0-            35,750
Accrued expenses and other liabilities .........            82,420            113,740
                                                     -------------      -------------
Total liabilities ..............................           470,519          1,301,025
                                                     -------------      -------------
Net Assets .....................................     $ 110,590,642      $ 278,185,213
                                                     =============      =============
Composition of Net Assets
Shares of beneficial interest, at par ..........     $     107,251      $     277,182
Additional paid-in capital .....................       107,674,009        281,455,346
Distributions in excess of net
  investment income ............................          (138,391)          (333,761)
Accumulated net realized loss on investment
  transactions .................................        (2,584,158)       (16,312,187)
Net unrealized appreciation of investment
  transactions .................................         5,531,931         13,098,633
                                                     -------------      -------------
                                                     $ 110,590,642      $ 278,185,213
                                                     =============      =============
Class A Shares
Net assets .....................................     $  65,849,304      $  94,865,414
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         6,386,828          9,453,961
                                                     -------------      -------------
Class B Shares
Net assets .....................................     $  24,340,256      $ 127,024,760
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         2,361,553         12,657,023
                                                     -------------      -------------
Class C Shares
Net assets .....................................     $  20,401,082      $  56,295,039
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         1,976,753          5,607,242
                                                     -------------      -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share ....................................            $10.31             $10.03
Sales charge--4.25% of public
  offering price ...............................               .46                .45
                                                            ------             ------
Maximum offering price .........................            $10.77             $10.48
                                                            ======             ======
Class B Shares
Net asset value and offering price per share ...            $10.31             $10.04
                                                            ======             ======
Class C Shares
Net asset value and offering price per share ...            $10.32             $10.04
                                                            ======             ======

See notes to financial statements.


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                          Ohio           Pennsylvania
                                                     =============      =============
Assets
Investments in securities, at value
  (cost: $191,745,649 and $200,611,214,
  respectively) ................................     $ 197,914,899      $ 214,385,047
Interest receivable ............................         2,466,567          4,672,537
Receivable for shares of beneficial
  interest sold ................................           924,012            638,789
Receivable for investment securities sold ......                -0-         1,541,221
                                                     -------------      -------------
Total assets ...................................       201,305,478        221,237,594
                                                     -------------      -------------
Liabilities
Due to custodian ...............................           616,610              2,258
Payable for investment securities purchased ....         2,575,136                 -0-
Payable for shares of beneficial
  interest redeemed ............................           283,529            507,393
Dividends payable ..............................           265,111            283,904
Distribution fee payable .......................           120,790            123,244
Advisory fee payable ...........................            40,658             70,342
Variation margin on futures contracts ..........            24,750             15,438
Administrative fee payable .....................            24,026             23,989
Accrued expenses and other liabilities .........            89,744             99,352
                                                     -------------      -------------
Total liabilities ..............................         4,040,354          1,125,920
                                                     -------------      -------------
Net Assets .....................................     $ 197,265,124      $ 220,111,674
                                                     =============      =============
Composition of Net Assets
Shares of beneficial interest, at par ..........     $     196,880      $     208,120
Additional paid-in capital .....................       199,957,862        213,618,780
Distributions in excess of net investment
  income .......................................          (265,111)          (283,904)
Accumulated net realized loss on
  investment transactions ......................        (8,664,528)        (7,158,490)
Net unrealized appreciation of investment
  transactions .................................         6,040,021         13,727,168
                                                     -------------      -------------
                                                     $ 197,265,124      $ 220,111,674
                                                     =============      =============
Class A Shares
Net assets .....................................     $  70,222,611      $  99,426,056
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         7,006,871          9,400,246
                                                     -------------      -------------
Class B Shares
Net assets .....................................     $  73,159,316      $  74,389,674
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         7,303,453          7,034,248
                                                     -------------      -------------
Class C Shares
Net assets .....................................     $  53,883,197      $  46,295,944
                                                     -------------      -------------
Shares of beneficial interest outstanding ......         5,377,680          4,377,477
                                                     -------------      -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share ....................................            $10.02             $10.58
Sales charge--4.25% of public
  offering price ...............................               .44                .47
                                                            ------             ------
Maximum offering price .........................            $10.46             $11.05
                                                            ======             ======
Class B Shares
Net asset value and offering price per share ...            $10.02             $10.58
                                                            ======             ======
Class C Shares
Net asset value and offering price per share ...            $10.02             $10.58
                                                            ======             ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 63

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                                     Virginia
                                                                  =============
Assets
Investments in securities, at value
  (cost: $182,601,364) .....................................      $ 193,095,840
Interest receivable ........................................          3,349,523
Receivable for shares of beneficial interest sold ..........            993,196
Receivable for investment securities sold ..................            665,000
                                                                  -------------
Total assets ...............................................        198,103,559
                                                                  -------------
Liabilities
Due to custodian ...........................................            175,312
Payable for shares of beneficial interest redeemed .........            404,721
Dividends payable ..........................................            234,078
Distribution fee payable ...................................            116,453
Advisory fee payable .......................................             12,170
Accrued expenses ...........................................            126,079
                                                                  -------------
Total liabilities ..........................................          1,068,813
                                                                  -------------
Net Assets .................................................      $ 197,034,746
                                                                  =============
Composition of Net Assets
Shares of beneficial interest, at par ......................      $     183,172
Additional paid-in capital .................................        192,945,139
Distributions in excess of net investment income ...........           (234,078)
Accumulated net realized loss on investment transactions ...         (6,353,963)
Net unrealized appreciation of investment transactions .....         10,494,476
                                                                  -------------
                                                                  $ 197,034,746
                                                                  =============
Class A Shares
Net assets .................................................      $  76,796,307
                                                                  -------------
Shares of beneficial interest outstanding ..................          7,130,748
                                                                  -------------
Class B Shares
Net assets .................................................      $  85,842,171
                                                                  -------------
Shares of beneficial interest outstanding ..................          7,985,327
                                                                  -------------
Class C Shares
Net assets .................................................      $  34,396,268
                                                                  -------------
Shares of beneficial interest outstanding ..................          3,201,090
                                                                  -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share .............             $10.77
Sales charge--4.25% of public offering price ...............                .48
                                                                         ------
Maximum offering price .....................................             $11.25
                                                                         ======
Class B Shares
Net asset value and offering price per share ...............             $10.75
                                                                         ======
Class C Shares
Net asset value and offering price per share ...............             $10.75
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Year Ended September 30, 2002

                                                    Arizona           Florida
                                                 ============      ============
Investment Income
Interest ...................................     $ 10,522,112      $ 14,328,314
                                                 ------------      ------------
Expenses
Advisory fee ...............................        1,194,413         1,504,803
Distribution fee--Class A ..................          301,771           307,156
Distribution fee--Class B ..................          719,340           955,564
Distribution fee--Class C ..................          185,818           428,265
Custodian ..................................          104,751           103,581
Administrative .............................           96,000            96,000
Transfer agency ............................           62,570            85,569
Audit and legal ............................           38,810            35,627
Registration ...............................           36,293            33,945
Printing ...................................           25,555            21,549
Trustees' fees .............................            2,500             2,500
Miscellaneous ..............................            7,813            11,920
                                                 ------------      ------------
Total expenses .............................        2,775,634         3,586,479
Less: expenses waived and reimbursed by
   Adviser (see Note B) ....................         (651,396)         (739,803)
                                                 ------------      ------------
Net expenses ...............................        2,124,238         2,846,676
                                                 ------------      ------------
Net investment income ......................        8,397,874        11,481,638
                                                 ------------      ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) from:
   Investments .............................          166,105          (664,642)
   Futures transactions ....................          (23,118)           (7,096)
Net change in unrealized
   appreciation/depreciation of:
   Investments .............................        5,518,098         5,456,365
   Futures .................................         (144,130)               -0-
   Swap contracts ..........................               -0-          (76,590)
                                                 ------------      ------------
Net gain on investment transactions ........        5,516,955         4,708,037
                                                 ------------      ------------
Net Increase in Net Assets
   from Operations .........................     $ 13,914,829      $ 16,189,675
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 65

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                 Massachusetts        Michigan
                                                 =============      ===========
Investment Income
Interest ..................................      $ 10,654,167       $ 6,877,270
                                                 ------------       -----------
Expenses
Advisory fee ..............................         1,149,403           770,276
Distribution fee--Class A .................           191,316           127,998
Distribution fee--Class B .................           715,594           413,961
Distribution fee--Class C .................           485,732           391,821
Custodian .................................           104,566           100,390
Administrative ............................            96,000            96,000
Transfer agency ...........................            76,065            74,353
Registration ..............................            29,094            26,509
Audit and legal ...........................            28,740            40,222
Printing ..................................            14,257            16,747
Trustees' fees ............................             2,500             2,500
Miscellaneous .............................            10,340             7,789
                                                 ------------       -----------
Total expenses ............................         2,903,607         2,068,566
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...................          (554,662)         (259,752)
                                                 ------------       -----------
Net expenses ..............................         2,348,945         1,808,814
                                                 ------------       -----------
Net investment income .....................         8,305,222         5,068,456
                                                 ------------       -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) from:
   Investments ............................        (2,398,175)          391,794
   Futures transactions ...................             6,770           (22,567)
Net change in unrealized
   appreciation/depreciation of:
   Investments ............................         3,323,584         4,379,692
   Futures ................................           (80,675)          (55,122)
   Swap contracts .........................          (117,438)               -0-
                                                 ------------       -----------
Net gain on investment transactions .......           734,066         4,693,797
                                                 ------------       -----------
Net Increase in Net Assets
   from Operations ........................      $  9,039,288       $ 9,762,253
                                                 ============       ===========

See notes to financial statements.


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                   Minnesota        New Jersey
                                                  ===========      ============
Investment Income
Interest ....................................     $ 4,919,927      $ 14,866,754
                                                  -----------      ------------
Expenses
Advisory fee ................................         545,111         1,638,603
Distribution fee--Class A ...................         152,529           276,665
Distribution fee--Class B ...................         204,810         1,163,907
Distribution fee--Class C ...................         158,936           535,641
Custodian ...................................         101,730           107,501
Administrative ..............................          96,000            96,000
Transfer agency .............................          44,738           156,717
Audit and legal .............................          37,776            64,694
Registration ................................          15,069            43,149
Printing ....................................          14,665            17,538
Trustees' fees ..............................           2,500             2,500
Miscellaneous ...............................           5,673            11,127
                                                  -----------      ------------
Total expenses ..............................       1,379,537         4,114,042
Less: expenses waived and reimbursed by
   Adviser (see Note B) .....................        (339,888)         (643,417)
                                                  -----------      ------------
Net expenses ................................       1,039,649         3,470,625
                                                  -----------      ------------
Net investment income .......................       3,880,278        11,396,129
                                                  -----------      ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized loss from:
   Investments ..............................         (91,748)       (8,369,621)
   Futures transactions .....................              -0-          (34,998)
Net change in unrealized
   appreciation/depreciation of:
   Investments ..............................       2,856,372         7,646,134
   Futures ..................................              -0-         (166,624)
                                                  -----------      ------------
Net gain (loss) on investment transactions ..       2,764,624          (925,109)
                                                  -----------      ------------
Net Increase in Net Assets
   from Operations ..........................     $ 6,644,902      $ 10,471,020
                                                  ===========      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 67

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                    Ohio           Pennsylvania
                                                 ===========       ============
Investment Income
Interest ..................................      $ 9,825,560       $ 12,005,756
                                                 -----------       ------------
Expenses
Advisory fee ..............................        1,051,257          1,259,294
Distribution fee--Class A .................          178,168            281,447
Distribution fee--Class B .................          642,635            670,132
Distribution fee--Class C .................          445,483            406,582
Custodian .................................          100,991            100,723
Administrative ............................           96,000             96,000
Transfer agency ...........................           87,591            110,569
Audit and legal ...........................           32,473             45,854
Registration ..............................           27,228             30,687
Printing ..................................           19,805             24,990
Trustees' fees ............................            2,500              2,500
Miscellaneous .............................            9,932              9,011
                                                 -----------       ------------
Total expenses ............................        2,694,063          3,037,789
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...................         (502,656)          (369,939)
                                                 -----------       ------------
Net expenses ..............................        2,191,407          2,667,850
                                                 -----------       ------------
Net investment income .....................        7,634,153          9,337,906
                                                 -----------       ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized loss from:
   Investments ............................       (1,098,423)          (329,178)
   Futures transactions ...................           (9,801)           (32,597)
Net change in unrealized
   appreciation/depreciation of:
   Investments ............................        1,905,946          4,164,990
   Futures ................................         (129,229)           (46,665)
                                                 -----------       ------------
Net gain on investment transactions .......          668,493          3,756,550
                                                 -----------       ------------
Net Increase in Net Assets
   from Operations ........................      $ 8,302,646       $ 13,094,456
                                                 ===========       ============

See notes to financial statements.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                                     Virginia
                                                                   ============
Investment Income
Interest ...................................................       $  9,658,932
                                                                   ------------
Expenses
Advisory fee ...............................................          1,062,472
Distribution fee--Class A ..................................            195,080
Distribution fee--Class B ..................................            763,407
Distribution fee--Class C ..................................            286,282
Custodian ..................................................            106,252
Administrative .............................................             96,000
Transfer agency ............................................             92,237
Audit and legal ............................................             45,918
Registration ...............................................             19,844
Printing ...................................................             12,316
Trustees' fees .............................................              2,500
Miscellaneous ..............................................             15,835
                                                                   ------------
Total expenses .............................................          2,698,143
Less: expenses waived and reimbursed by
   Adviser (see Note B) ....................................           (739,395)
                                                                   ------------
Net expenses ...............................................          1,958,748
                                                                   ------------
Net investment income ......................................          7,700,184
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss from:
   Investments .............................................            (71,972)
Net change in unrealized appreciation/depreciation of:
   Investments .............................................          4,597,900
                                                                   ------------
Net gain on investment transactions ........................          4,525,928
                                                                   ------------
Net Increase in Net Assets from Operations .................       $ 12,226,112
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 69

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                            Arizona
                                               ================================
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2002               2001
                                               =============      =============
Increase in Net Assets
from Operations
Net investment income ....................     $   8,397,874      $   5,467,039
Net realized gain on investment
   transactions ..........................           142,987            866,030
Net change in unrealized
   appreciation/depreciation
   of investment transactions ............         5,373,968          2,759,335
                                               -------------      -------------
Net increase in net assets from
   operations ............................        13,914,829          9,092,404
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (4,762,885)        (3,113,313)
   Class B ...............................        (2,891,256)        (1,875,221)
   Class C ...............................          (743,733)          (478,505)
Distributions in excess of net investment
   income
   Class A ...............................          (327,090)           (10,736)
   Class B ...............................          (279,220)           (23,625)
   Class C ...............................           (74,991)            (6,422)
Transactions in Shares of
Beneficial Interest
Net increase .............................        75,324,893         63,676,681
                                               -------------      -------------
Total increase ...........................        80,160,547         67,261,263
Net Assets
Beginning of period ......................       157,691,827         90,430,564
                                               -------------      -------------
End of period ............................     $ 237,852,374      $ 157,691,827
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Florida
                                               ================================
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2002               2001
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $  11,481,638      $   9,944,935
Net realized gain (loss) on investment
   transactions ..........................          (671,738)         2,148,040
Net change in unrealized
   appreciation/depreciation of
   investment transactions ...............         5,379,775          5,661,591
                                               -------------      -------------
Net increase in net assets
   from operations .......................        16,189,675         17,754,566
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (5,311,816)        (4,629,117)
   Class B ...............................        (4,277,799)        (3,374,617)
   Class C ...............................        (1,917,737)        (1,766,975)
Distributions in excess of net investment
   income
   Class A ...............................           (25,651)                -0-
   Class B ...............................           (19,570)                -0-
   Class C ...............................            (8,884)                -0-
Transactions in Shares of
Beneficial Interest
Net increase .............................        33,753,290         38,415,245
                                               -------------      -------------
Total increase ...........................        38,381,508         46,399,102
Net Assets
Beginning of period ......................       225,676,384        179,277,282
                                               -------------      -------------
End of period (includes undistributed
   (distributions in excess of) net
   investment income of $(47,009), and
   $25,714, respectively) ................     $ 264,057,892      $ 225,676,384
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 71

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                        Massachusetts
                                               ================================
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2002               2001
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   8,305,222      $   6,428,236
Net realized gain (loss) on investment
   transactions ..........................        (2,391,405)           421,301
Net change in unrealized
   appreciation/depreciation
   of investment transactions ............         3,125,471          4,705,047
                                               -------------      -------------
Net increase in net assets from
   operations ............................         9,039,288         11,554,584
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (3,168,299)        (2,596,579)
   Class B ...............................        (3,059,167)        (2,167,810)
   Class C ...............................        (2,077,756)        (1,663,847)
Distributions in excess of net
   investment income
   Class A ...............................          (162,851)            (3,297)
   Class B ...............................          (218,382)           (15,132)
   Class C ...............................          (148,151)           (11,035)
Transactions in Shares of
Beneficial Interest
Net increase .............................        28,102,168         48,575,455
                                               -------------      -------------
Total increase ...........................        28,306,850         53,672,339
Net Assets
Beginning of period ......................       170,261,841        116,589,502
                                               -------------      -------------
End of period ............................     $ 198,568,691      $ 170,261,841
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                           Michigan
                                               ================================
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2002               2001
                                               =============      =============
Increase in Net Assets
from Operations
Net investment income ....................     $   5,068,456      $   2,539,209
Net realized gain on investment
   transactions ..........................           369,227            299,056
Net change in unrealized
   appreciation/depreciation
   of investment transactions ............         4,324,570          2,309,483
                                               -------------      -------------
Net increase in net assets from
   operations ............................         9,762,253          5,147,748
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (1,951,146)          (982,605)
   Class B ...............................        (1,606,360)          (868,272)
   Class C ...............................        (1,510,950)          (688,332)
Distributions in excess of net investment
   income
   Class A ...............................          (165,455)           (14,462)
   Class B ...............................          (170,814)           (19,366)
   Class C ...............................          (165,339)           (15,223)
Transactions in Shares of
Beneficial Interest
Net increase .............................        75,737,168         42,209,071
                                               -------------      -------------
Total increase ...........................        79,929,357         44,768,559
Net Assets
Beginning of period ......................        86,381,644         41,613,085
                                               -------------      -------------
End of period ............................     $ 166,311,001      $  86,381,644
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 73

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                           Minnesota
                                               ================================
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2002               2001
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   3,880,278      $   2,291,090
Net realized gain (loss) on
   investment transactions ...............           (91,748)           150,934
Net change in unrealized
   appreciation/depreciation
   of investment transactions ............         2,856,372          1,533,464
                                               -------------      -------------
Net increase in net assets from
   operations ............................         6,644,902          3,975,488
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (2,416,006)        (1,255,231)
   Class B ...............................          (827,252)          (639,279)
   Class C ...............................          (637,020)          (396,580)
Distributions in excess of net
   investment income
   Class A ...............................          (143,229)           (14,990)
   Class B ...............................           (61,845)           (13,512)
   Class C ...............................           (51,671)            (9,452)
Transactions in Shares of
Beneficial Interest
Net increase .............................        48,843,637         17,792,648
                                               -------------      -------------
Total increase ...........................        51,351,516         19,439,092
Net Assets
Beginning of period ......................        59,239,126         39,800,034
                                               -------------      -------------
End of period ............................     $ 110,590,642      $  59,239,126
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          New Jersey
                                               ================================
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2002               2001
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $  11,396,129      $   8,201,778
Net realized gain (loss) on investment
   transactions ..........................        (8,404,619)         1,817,043
Net change in unrealized
   appreciation/depreciation
   of investment transactions ............         7,479,510               (366)
                                               -------------      -------------
Net increase in net assets from operations        10,471,020         10,018,455
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (4,431,078)        (3,203,753)
   Class B ...............................        (4,771,106)        (3,424,734)
   Class C ...............................        (2,193,945)        (1,573,291)
Distributions in excess of net
   investment income
   Class A ...............................          (288,883)           (85,024)
   Class B ...............................          (342,391)          (100,866)
   Class C ...............................          (160,213)           (42,142)
Transactions in Shares of
Beneficial Interest
Net increase .............................        49,499,390         85,882,846
                                               -------------      -------------
Total increase ...........................        47,782,794         87,471,491
Net Assets
Beginning of period ......................       230,402,419        142,930,928
                                               -------------      -------------
End of period ............................     $ 278,185,213      $ 230,402,419
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 75

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                              Ohio
                                                 ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2002             2001
                                                 =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   7,634,153    $   5,523,405
Net realized gain (loss) on investment
   transactions ..............................      (1,108,224)         680,295
Net change in unrealized
   appreciation/depreciation
   of investment transactions ................       1,776,717        1,396,175
                                                 -------------    -------------
Net increase in net assets from
   operations ................................       8,302,646        7,599,875
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................      (3,030,759)      (1,985,585)
   Class B ...................................      (2,820,644)      (2,097,526)
   Class C ...................................      (1,951,729)      (1,344,836)
Distributions in excess of net investment
   income
   Class A ...................................        (139,437)              -0-
   Class B ...................................        (162,736)              -0-
   Class C ...................................        (115,485)              -0-
Transactions in Shares of
Beneficial Interest
Net increase .................................      59,253,392       39,547,128
                                                 -------------    -------------
Total increase ...............................      59,335,248       41,719,056
Net Assets
Beginning of period ..........................     137,929,876       96,210,820
                                                 -------------    -------------
End of period (includes undistributed
   (distributions in excess of) net investment
   income of $(265,111) and $168,979,
   respectively) .............................   $ 197,265,124    $ 137,929,876
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          Pennsylvania
                                                 ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2002             2001
                                                 =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   9,337,906    $   7,482,639
Net realized gain (loss) on investment
   transactions ..............................        (361,775)       2,535,581
Net change in unrealized
   appreciation/depreciation
   of investment transactions ................       4,118,325        5,675,664
                                                 -------------    -------------
Net increase in net assets from
   operations ................................      13,094,456       15,693,884
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................      (4,673,904)      (4,054,203)
   Class B ...................................      (2,915,487)      (2,209,993)
   Class C ...................................      (1,748,515)      (1,218,443)
Distributions in excess of net
   investment income
   Class A ...................................        (145,114)         (57,507)
   Class B ...................................         (71,809)         (91,403)
   Class C ...................................         (60,764)         (34,299)
Transactions in Shares of
Beneficial Interest
Net increase .................................      24,426,896       47,871,235
                                                 -------------    -------------
Total increase ...............................      27,905,759       55,899,271
Net Assets
Beginning of period ..........................     192,205,915      136,306,644
                                                 -------------    -------------
End of period ................................   $ 220,111,674    $ 192,205,915
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 77

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                            Virginia
                                                 ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2002             2001
                                                 =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   7,700,184    $   5,856,794
Net realized loss on investment
   transactions ..............................         (71,972)        (774,675)
Net change in unrealized
   appreciation/depreciation
   of investment transactions ................       4,597,900        2,905,994
                                                 -------------    -------------
Net increase in net assets from
   operations ................................      12,226,112        7,988,113
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................      (3,220,562)      (2,342,705)
   Class B ...................................      (3,259,750)      (2,597,565)
   Class C ...................................      (1,219,872)        (916,524)
Distributions in excess of net investment
   income
   Class A ...................................        (120,709)         (28,634)
   Class B ...................................        (161,600)         (56,753)
   Class C ...................................         (60,445)         (22,025)
Transactions in Shares of
Beneficial Interest
Net increase .................................      45,896,155       41,082,977
                                                 -------------    -------------
Total increase ...............................      50,079,329       43,106,884
Net Assets
Beginning of period ..........................     146,955,417      103,848,533
                                                 -------------    -------------
End of period ................................   $ 197,034,746    $ 146,955,417
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2002

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 79

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 2002, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $651,396; Florida Portfolio, $739,803; Massachusetts Portfolio, $554,662; Michigan Portfolio, $163,752; Minnesota Portfolio, $243,888; New Jersey Portfolio, $643,417; Ohio Portfolio, $502,656; Pennsylvania Portfolio, $369,939; and Virginia Portfolio, $643,395.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts,


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

New Jersey, Ohio and Pennsylvania Portfolios each paid $96,000 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the year ended September 30, 2002. Additionally, the Adviser agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $96,000 for each of these Portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., ("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $35,160; Florida Portfolio, $44,681; Massachusetts Portfolio, $41,576; Michigan Portfolio, $41,926; Minnesota Portfolio, $28,760; New Jersey Portfolio, $80,952; Ohio Portfolio, $44,491; Pennsylvania Portfolio, $62,747; and Virginia Portfolio, $44,547.

For the year ended September 30, 2002, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $276; Florida Portfolio, by $331; Massachusetts Portfolio, by $322; Michigan Portfolio, by $266; Minnesota Portfolio, by $184; New Jersey Portfolio, by $541; Ohio Portfolio, by $328; Pennsylvania Portfolio, by $389; and Virginia Portfolio, by $333.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the year ended September 30, 2002 as follows:

                            Front End         Contingent Deferred Sales Charges
                        Sales Charges       ------------------------------------
Portfolio                     Class A       Class A        Class B       Class C
--------------------------------------------------------------------------------
Arizona                      $706,639       $ 5,149       $119,756       $ 4,605
Florida                       464,072         7,920         93,999        11,129
Massachusetts                 224,033        28,823         76,636        23,157
Michigan                      466,170         6,747         49,507        20,056
Minnesota                     442,150         2,053          8,555         3,122
New Jersey                    501,479         4,780        174,701        34,140
Ohio                          382,483             0         81,911         8,857
Pennsylvania                  378,164             0         56,003         5,831
Virginia                      475,130             0         92,212         8,471


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 81

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                         Class B                Class C
--------------------------------------------------------------------------------
Arizona ..........................             $4,722,902             $  825,652
Florida ..........................              4,973,106              2,189,783
Massachusetts ....................              3,912,938              2,073,564
Michigan .........................              3,421,413              2,579,353
Minnesota ........................              2,759,763              1,645,713
New Jersey .......................              6,402,353              2,100,812
Ohio .............................              4,831,767              2,296,326
Pennsylvania .....................              4,074,321              1,899,857
Virginia .........................              4,617,886              1,365,276

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2002 were as follows:

Portfolio                                      Purchases                   Sales
--------------------------------------------------------------------------------
Arizona ........................            $ 78,632,785            $ 18,896,430
Florida ........................              72,986,957              46,295,699
Massachusetts ..................              66,593,056              47,821,771
Michigan .......................              75,059,100              19,916,381
Minnesota ......................              66,583,130              23,879,585
New Jersey .....................             149,382,414             124,263,065
Ohio ...........................              91,595,328              54,563,497
Pennsylvania ...................              88,652,828              74,634,358
Virginia .......................              65,179,931              25,357,301


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

At September 30, 2002, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows excluding futures and swap contracts:

                                      Gross Unrealized  Gross Unrealized      Net Unrealized
Portfolio                 Tax Cost        Appreciation      Depreciation        Appreciation
--------------------------------------------------------------------------------------------
Arizona               $222,157,429         $10,809,911        $       -0-        $10,809,911
Florida                242,986,177          16,067,697           355,217          15,712,480
Massachusetts          182,127,842          13,738,728         2,160,137          11,578,591
Michigan               151,237,701           7,582,002            47,742           7,534,260
Minnesota              102,500,929           5,391,078                -0-          5,391,078
New Jersey             253,843,908          18,741,370         5,577,817          13,163,553
Ohio                   191,790,202           8,761,109         2,636,412           6,124,697
Pennsylvania           200,832,629          14,449,046           896,628          13,552,418
Virginia               182,908,740          11,145,467           958,367          10,187,100

1. Interest Rate Swap Agreements

The Portfolios enter into swap agreements to hedge their exposure to interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period.

Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net unrealized appreciation/depreciation of investments and swap contracts.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 83

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At September 30, 2002, the Portfolios had outstanding interest rate swap contracts with the following terms:

Florida Portfolio:

                                                         Rate Type
                                           -------------------------------------
    Swap         Notional    Termination   Payment made by   Payment received by
Counterparty   Amount (000)      date       the Portfolio       the Portfolio
--------------------------------------------------------------------------------
  JP Morgan        $900        11/01/13         5.26%           3 month Libor

Massachusetts Portfolio:

                                                         Rate Type
                                           -------------------------------------
    Swap         Notional    Termination   Payment made by   Payment received by
Counterparty   Amount (000)      date       the Portfolio       the Portfolio
--------------------------------------------------------------------------------
  JP Morgan       $1,380       11/01/13         5.26%           3 month Libor

2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At September 30, 2002, the Portfolios had outstanding futures contracts as follows:

Arizona Portfolio:

                                                                  Value at
                Number of              Expiration      Original   September     Unrealized
     Type       Contracts  Position       Month          Value     30, 2002    Depreciation
------------    ---------  --------   -------------   ----------  ----------   ------------
  10 Yr SWAP       44        Short    December 2002   $4,837,495  $4,981,625    $(144,130)

Massachusetts Portfolio:

                                                                  Value at
                Number of              Expiration      Original   September     Unrealized
     Type       Contracts  Position       Month          Value     30, 2002    Depreciation
------------    ---------  --------   -------------   ----------  ----------   ------------
  10 Yr SWAP       26        Short    December 2002   $2,863,012  $2,943,687    $(80,675)

Michigan Portfolio:

                                                                  Value at
                Number of              Expiration      Original   September     Unrealized
     Type       Contracts  Position       Month          Value     30, 2002    Depreciation
------------    ---------  --------   -------------   ----------  ----------   ------------
  10 Yr SWAP       18        Short    December 2002   $1,982,815  $2,037,937    $(55,122)

+     LIBOR (London Interbank Offered Rate)


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

New Jersey Portfolio:

                                                                  Value at
                Number of              Expiration      Original   September     Unrealized
     Type       Contracts  Position       Month          Value     30, 2002    Depreciation
------------    ---------  --------   -------------   ----------  ----------   ------------
  10 Yr SWAP       52        Short    December 2002   $5,720,751  $5,887,375    $(166,624)

Ohio Portfolio:

                                                                  Value at
                Number of              Expiration      Original   September     Unrealized
     Type       Contracts  Position       Month          Value     30, 2002    Depreciation
------------    ---------  --------   -------------   ----------  ----------   ------------
  10 Yr SWAP       36        Short    December 2002   $3,946,646  $4,075,875    $(129,229)

Pennsylvania Portfolio:

                                                                  Value at
                Number of              Expiration      Original   September     Unrealized
     Type       Contracts  Position       Month          Value     30, 2002    Depreciation
------------    ---------  --------   -------------   ----------  ----------   ------------
  10 Yr SWAP       13        Short    December 2002   $1,425,178  $1,471,843    $(46,665)

NOTE E

Distributions To Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2002 and September 30, 2001 were as follows:

Arizona Portfolio                                   2002              2001
                                                 ==========        ==========
Distributions paid from:
   Tax-exempt income .......................     $8,437,580        $5,393,504
   Ordinary income .........................        544,194            30,101
                                                 ----------        ----------
Total distributions paid ...................     $8,891,774(a)     $5,423,605(a)
                                                 ==========        ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $ (2,804,479)(b)
Unrealized appreciation/(depreciation) .................          10,809,911(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $  8,005,432
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $2,744,628 of which $2,361,378 expires in the year 2008 and $383,250 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $59,851.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 85

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Florida Portfolio                                   2002              2001
                                                ============       ==========
Distributions paid from:
   Tax-exempt income .......................    $ 11,517,304       $9,705,032
   Ordinary income .........................              -0-          13,178
                                                ------------       ----------
Total distributions paid ...................    $ 11,517,304(a)    $9,718,210(a)
                                                ============       ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income ........................        $    295,212
Accumulated capital and other losses ...................         (15,376,017)(b)
Unrealized appreciation/(depreciation) .................          15,635,890(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $    555,085
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $14,873,691 of which $3,931,206 expires in the year 2003, $4,853 expires in the year 2007, $7,457,727 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $502,326.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Massachusetts Portfolio                          2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $8,395,533           $6,339,400
   Ordinary income ...................           402,082               68,332
                                              ----------           ----------
Total distributions paid .............        $8,797,615(a)        $6,407,732(a)
                                              ==========           ==========


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(11,314,849)(b)
Unrealized appreciation/(depreciation) .................          11,461,153(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $    146,304
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $8,833,368 of which $7,248,317 expires in the year 2008 and $1,585,051 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $2,481,481.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Michigan Portfolio                                  2002              2001
                                                 ==========        ==========
Distributions paid from:
   Tax-exempt income .......................     $5,083,500        $2,519,457
   Ordinary income .........................        401,029            15,903
                                                 ----------        ----------
Total distributions paid ...................     $5,484,529(a)     $2,535,360(a)
                                                 ==========        ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ........................    $  (333,181)(b)
Unrealized appreciation/(depreciation) ......................      7,534,260(c)
                                                                 -----------
Total accumulated earnings/(deficit) ........................    $ 7,201,079
                                                                 ===========

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $333,181 which expires in the year 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Minnesota Portfolio                                 2002              2001
                                                 ==========        ==========
Distributions paid from:
   Tax-exempt income .......................     $3,906,351        $2,278,865
   Ordinary income .........................        170,915            24,892
                                                 ----------        ----------
Total distributions paid ...................     $4,077,266(a)     $2,303,757(a)
                                                 ==========        ==========


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 87

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ........................    $(2,443,305)(b)
Unrealized appreciation/(depreciation) ......................      5,391,078(c)
                                                                 -----------
Total accumulated earnings/(deficit) ........................    $ 2,947,773
                                                                 ===========

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $2,401,839 of which $650,584 expires in the year 2003, $492,981 expires in the year 2004, $1,051,696 expires in the year 2008, $160,146 expires in the year 2009 and $46,432 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $41,466.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

New Jersey Portfolio                              2002                2001
                                              ===========          ==========
Distributions paid from:
   Tax-exempt income ..................       $11,347,913          $8,263,862
   Ordinary income ....................           808,169              54,109
                                              -----------          ----------
Total distributions paid ..............       $12,156,082(a)       $8,317,971(a)
                                              ===========          ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .......................    $(16,377,107)(b)
Unrealized appreciation/(depreciation) .....................      13,163,553(c)
                                                                ------------
Total accumulated earnings/(deficit) .......................    $ (3,213,554)
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $12,494,448 of which $3,051,602 expires in the year 2003, $349,704 expires in the year 2004, $3,327,295 expires in the year 2008, $1,077,263 expires in the year 2009 and $4,688,584 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $3,882,659.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Ohio Portfolio                                      2002              2001
                                                 ==========        ==========
Distributions paid from:
   Tax-exempt income .......................     $7,932,576        $5,316,665
   Ordinary income .........................        207,602            59,351
                                                 ----------        ----------
Total distributions paid ...................     $8,140,178(a)     $5,376,016(a)
                                                 ==========        ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ........................    $(8,749,204)(b)
Unrealized appreciation/(depreciation) ......................      6,124,697(c)
                                                                 -----------
Total accumulated earnings/(deficit) ........................    $(2,624,507)
                                                                 ===========

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $5,128,626 of which $666,075 expires in the year 2003, $332,000 expires in the year 2004, $2,491,530 expires in the year 2008 and $1,639,021 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $3,620,578.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Pennsylvania Portfolio                              2002              2001
                                                 ==========        ==========
Distributions paid from:
   Tax-exempt income .......................     $9,281,173        $7,507,944
   Ordinary income .........................        304,732            92,904
                                                 ----------        ----------
Total distributions paid ...................     $9,585,905(a)     $7,600,848(a)
                                                 ==========        ==========


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 89

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .......................    $ (6,983,740)(b)
Unrealized appreciation/(depreciation) .....................      13,552,418(c)
                                                                ------------
Total accumulated earnings/(deficit) .......................    $  6,568,678
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $6,838,161 of which $6,563,370 expires in the year 2008 and $274,791 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $145,579.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Virginia Portfolio                                  2002              2001
                                                 ==========        ==========
Distributions paid from:
   Tax-exempt income .......................     $7,722,633        $5,875,855
   Ordinary income .........................        281,521            34,675
                                                 ----------        ----------
Total distributions paid ...................     $8,004,154(a)     $5,910,530(a)
                                                 ==========        ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .......................    $ (6,046,587)(b)
Unrealized appreciation/(depreciation) .....................      10,187,100(c)
                                                                ------------
Total accumulated earnings/(deficit) .......................    $  4,140,513
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $5,971,909 of which $3,978,133 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $74,678.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
90 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Arizona Portfolio              2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               4,173,777         4,813,437        $ 45,053,707        $ 51,297,439
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            274,146           169,073           2,952,268           1,802,775
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             104,357            63,843           1,121,586             684,789
---------------------------------------------------------------------------------------------
Shares redeemed          (1,727,824)       (1,387,741)        (18,571,293)        (14,786,273)
---------------------------------------------------------------------------------------------
Net increase              2,824,456         3,658,612        $ 30,556,268        $ 38,998,730
=============================================================================================

Class B
Shares sold               4,368,787         2,442,290        $ 47,011,237        $ 26,083,801
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            176,525            90,760           1,898,477             966,068
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (104,538)          (63,938)         (1,121,586)           (684,789)
---------------------------------------------------------------------------------------------
Shares redeemed          (1,243,246)         (546,808)        (13,344,144)         (5,828,643)
---------------------------------------------------------------------------------------------
Net increase              3,197,528         1,922,304        $ 34,443,984        $ 20,536,437
=============================================================================================

Class C
Shares sold               1,327,738           935,176        $ 14,269,598        $  9,955,987
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             46,433            25,457             499,260             271,076
---------------------------------------------------------------------------------------------
Shares redeemed            (412,835)         (572,261)         (4,444,217)         (6,085,549)
---------------------------------------------------------------------------------------------
Net increase                961,336           388,372        $ 10,324,641        $  4,141,514
=============================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 91

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Florida Portfolio              2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               2,652,026         3,589,878        $ 26,806,513        $ 35,893,611
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            235,392           198,966           2,374,786           1,990,440
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             205,914           171,422           2,081,018           1,704,137
---------------------------------------------------------------------------------------------
Shares redeemed          (2,131,414)       (2,072,213)        (21,524,513)        (20,783,492)
---------------------------------------------------------------------------------------------
Net increase                961,918         1,888,053        $  9,737,804        $ 18,804,696
=============================================================================================

Class B
Shares sold               3,199,641         3,059,056        $ 32,371,516        $ 30,697,478
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            249,948           181,564           2,523,249           1,818,925
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (205,726)         (171,242)         (2,081,018)         (1,704,137)
---------------------------------------------------------------------------------------------
Shares redeemed          (1,655,677)       (1,151,170)        (16,724,843)        (11,537,217)
---------------------------------------------------------------------------------------------
Net increase              1,588,186         1,918,208        $ 16,088,904        $ 19,275,049
=============================================================================================

Class C
Shares sold               1,454,551           726,006        $ 14,758,577        $  7,279,673
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            103,617            92,873           1,046,223             928,814
---------------------------------------------------------------------------------------------
Shares redeemed            (782,004)         (788,495)         (7,878,218)         (7,872,987)
---------------------------------------------------------------------------------------------
Net increase                776,164            30,384        $  7,926,582        $    335,500
=============================================================================================


--------------------------------------------------------------------------------
92 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
Massachusetts         September 30,     September 30,       September 30,       September 30,
   Portfolio                   2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               2,609,843         2,593,391        $ 28,470,805        $ 28,601,700
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            194,992           124,433           2,122,823           1,360,276
---------------------------------------------------------------------------------------------
Shares converted
   from Class B              85,862            86,282             930,233             960,080
---------------------------------------------------------------------------------------------
Shares redeemed          (2,640,118)       (1,356,521)        (28,712,245)        (14,844,224)
---------------------------------------------------------------------------------------------
Net increase                250,579         1,447,585        $  2,811,616        $ 16,077,832
=============================================================================================

Class B
Shares sold               2,443,045         2,435,657        $ 26,659,297        $ 26,753,154
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            191,653           117,513           2,081,841           1,282,290
---------------------------------------------------------------------------------------------
Shares converted
   to Class A               (86,027)          (85,391)           (930,233)           (960,080)
---------------------------------------------------------------------------------------------
Shares redeemed          (1,006,499)         (608,606)        (10,917,720)         (6,632,922)
---------------------------------------------------------------------------------------------
Net increase              1,542,172         1,859,173        $ 16,893,185        $ 20,442,442
=============================================================================================

Class C
Shares sold               1,686,148         1,522,833        $ 18,387,436        $ 16,636,563
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            152,229           111,278           1,653,737           1,213,365
---------------------------------------------------------------------------------------------
Shares redeemed          (1,072,034)         (533,710)        (11,643,806)         (5,794,747)
---------------------------------------------------------------------------------------------
Net increase                766,343         1,100,401        $  8,397,367        $ 12,055,181
=============================================================================================

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Michigan Portfolio             2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               2,739,964         1,910,856        $ 29,099,502        $ 20,024,014
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            129,838            62,510           1,380,062             652,455
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             105,002            37,882           1,119,272             393,516
---------------------------------------------------------------------------------------------
Shares redeemed            (981,386)         (363,662)        (10,396,396)         (3,798,987)
---------------------------------------------------------------------------------------------
Net increase              1,993,418         1,647,586        $ 21,202,440        $ 17,270,998
=============================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 93

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Michigan Portfolio             2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class B
Shares sold               2,529,185         1,550,077        $ 26,855,012        $ 16,187,987
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             97,198            48,534           1,031,422             505,596
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (105,158)          (37,928)         (1,119,272)           (393,516)
---------------------------------------------------------------------------------------------
Shares redeemed            (418,134)         (260,740)         (4,460,644)         (2,713,149)
---------------------------------------------------------------------------------------------
Net increase              2,103,091         1,299,943        $ 22,306,518        $ 13,586,918
=============================================================================================

Class C
Shares sold               3,523,260         1,199,030        $ 37,420,810        $ 12,534,030
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             94,178            51,395           1,000,121             535,251
---------------------------------------------------------------------------------------------
Shares redeemed            (582,076)         (165,122)         (6,192,721)         (1,718,126)
---------------------------------------------------------------------------------------------
Net increase              3,035,362         1,085,303        $ 32,228,210        $ 11,351,155
=============================================================================================

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Minnesota Portfolio            2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               3,560,195         1,305,502        $ 35,829,917        $ 13,064,628
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            142,075            66,052           1,425,346             658,459
---------------------------------------------------------------------------------------------
Shares converted
   from Class B              83,209            56,635             833,703             563,714
---------------------------------------------------------------------------------------------
Shares redeemed            (422,571)         (484,522)         (4,240,290)         (4,836,390)
---------------------------------------------------------------------------------------------
Net increase              3,362,908           943,667        $ 33,848,676        $  9,450,411
=============================================================================================

Class B
Shares sold                 845,534           610,836        $  8,484,053        $  6,090,509
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             55,957            39,953             561,384             398,188
---------------------------------------------------------------------------------------------
Shares converted
   to Class A               (83,244)          (56,637)           (833,703)           (563,714)
---------------------------------------------------------------------------------------------
Shares redeemed            (172,668)         (119,730)         (1,725,060)         (1,187,513)
---------------------------------------------------------------------------------------------
Net increase                645,579           474,422        $  6,486,674        $  4,737,470
=============================================================================================


--------------------------------------------------------------------------------
94 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Minnesota Portfolio            2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class C
Shares sold                 980,050           459,169        $  9,869,775        $  4,611,384
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             42,325            28,881             425,249             288,003
---------------------------------------------------------------------------------------------
Shares redeemed            (177,719)         (130,103)         (1,786,737)         (1,294,620)
---------------------------------------------------------------------------------------------
Net increase                844,656           357,947        $  8,508,287        $  3,604,767
=============================================================================================

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
New Jersey Portfolio           2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               3,508,960         3,731,700        $ 35,106,070        $ 38,171,495
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            272,611           182,978           2,717,335           1,861,049
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             444,339           313,237           4,432,002           3,175,314
---------------------------------------------------------------------------------------------
Shares redeemed          (2,735,107)       (1,269,458)        (27,270,598)        (12,917,397)
---------------------------------------------------------------------------------------------
Net increase              1,490,803         2,958,457        $ 14,984,809        $ 30,290,461
=============================================================================================

Class B
Shares sold               4,378,919         4,918,891        $ 43,802,272        $ 50,286,151
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            308,134           216,519           3,073,153           2,202,412
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (444,221)         (313,230)         (4,432,002)         (3,175,314)
---------------------------------------------------------------------------------------------
Shares redeemed          (1,861,226)         (808,828)        (18,560,039)         (8,239,249)
---------------------------------------------------------------------------------------------
Net increase              2,381,606         4,013,352        $ 23,883,384        $ 41,074,000
=============================================================================================

Class C
Shares sold               2,305,087         2,158,452        $ 23,118,515        $ 22,087,081
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            123,359           108,212           1,230,577           1,100,784
---------------------------------------------------------------------------------------------
Shares redeemed          (1,371,933)         (850,207)        (13,717,895)         (8,669,480)
---------------------------------------------------------------------------------------------
Net increase              1,056,513         1,416,457        $ 10,631,197        $ 14,518,385
=============================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 95

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Ohio Portfolio                 2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               2,952,680         1,675,440        $ 29,566,362        $ 16,883,683
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            190,264           128,136           1,901,751           1,283,413
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             373,100           138,899           3,730,773           1,386,550
---------------------------------------------------------------------------------------------
Shares redeemed          (1,187,718)         (590,544)        (11,847,441)         (5,907,771)
---------------------------------------------------------------------------------------------
Net increase              2,328,326         1,351,931        $ 23,351,445        $ 13,645,875
=============================================================================================

Class B
Shares sold               2,927,342         1,991,235        $ 29,287,184        $ 20,036,809
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            226,780           129,450           2,268,521           1,296,809
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (343,244)         (138,899)         (3,730,773)         (1,386,550)
---------------------------------------------------------------------------------------------
Shares redeemed            (957,637)         (709,275)         (9,278,562)         (7,103,412)
---------------------------------------------------------------------------------------------
Net increase              1,853,241         1,272,511        $ 18,546,370        $ 12,843,656
=============================================================================================

Class C
Shares sold               2,169,473         1,472,805        $ 21,706,800        $ 14,788,323
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            129,186            85,456           1,291,209             857,374
---------------------------------------------------------------------------------------------
Shares redeemed            (565,040)         (258,483)         (5,642,432)         (2,588,100)
---------------------------------------------------------------------------------------------
Net increase              1,733,619         1,299,778        $ 17,355,577        $ 13,057,597
=============================================================================================


--------------------------------------------------------------------------------
96 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
Pennsylvania          September 30,     September 30,       September 30,       September 30,
   Portfolio                   2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               3,029,335         3,465,560        $ 31,371,547        $ 35,409,477
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            283,223           252,549           2,931,665           2,571,868
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             215,757           232,910           2,241,696           2,384,399
---------------------------------------------------------------------------------------------
Shares redeemed          (3,425,223)       (1,564,884)        (35,437,413)        (15,832,143)
---------------------------------------------------------------------------------------------
Net increase                103,092         2,386,135        $  1,107,495        $ 24,533,601
=============================================================================================

Class B
Shares sold               2,671,470         2,179,041        $ 27,686,964        $ 22,272,109
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            192,166           138,430           1,989,234           1,409,230
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (211,918)         (232,922)         (2,241,696)         (2,384,397)
---------------------------------------------------------------------------------------------
Shares redeemed          (1,578,177)         (648,283)        (16,297,572)         (6,580,863)
---------------------------------------------------------------------------------------------
Net increase              1,073,541         1,436,266        $ 11,136,930        $ 14,716,079
=============================================================================================

Class C
Shares sold               2,451,346         1,086,164        $ 25,396,726        $ 11,094,019
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            112,483            75,889           1,164,377             772,636
---------------------------------------------------------------------------------------------
Shares redeemed          (1,387,898)         (318,971)        (14,378,632)         (3,245,100)
---------------------------------------------------------------------------------------------
Net increase              1,175,931           843,082        $ 12,182,471        $  8,621,555
=============================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 97

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                      -------------------------------       ---------------------------------
                                  Shares                                  Amount
                      -------------------------------       ---------------------------------
                         Year Ended        Year Ended          Year Ended          Year Ended
                      September 30,     September 30,       September 30,       September 30,
Virginia Portfolio             2002              2001                2002                2001
---------------------------------------------------------------------------------------------
Class A
Shares sold               2,586,534         1,928,972        $ 27,190,766        $ 20,159,676
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            162,033           105,942           1,704,901           1,199,297
---------------------------------------------------------------------------------------------
Shares converted
   from Class B             172,791            36,017           1,816,207             379,415
---------------------------------------------------------------------------------------------
Shares redeemed            (846,040)         (665,749)         (8,895,908)         (6,992,235)
---------------------------------------------------------------------------------------------
Net increase              2,075,318         1,405,182        $ 21,815,966        $ 14,746,153
=============================================================================================

Class B
Shares sold               2,336,684         2,300,574        $ 24,572,562        $ 24,148,737
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            203,652           162,685           2,138,114           1,705,329
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (173,066)          (32,025)         (1,816,207)           (379,415)
---------------------------------------------------------------------------------------------
Shares redeemed            (986,734)         (587,017)        (10,360,239)         (6,103,460)
---------------------------------------------------------------------------------------------
Net increase              1,380,536         1,844,217        $ 14,534,230        $ 19,371,191
=============================================================================================

Class C
Shares sold               1,422,683           958,758        $ 14,931,090        $ 10,069,970
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             68,813            58,372             722,328             611,262
---------------------------------------------------------------------------------------------
Shares redeemed            (582,202)         (355,655)         (6,107,459)         (3,715,599)
---------------------------------------------------------------------------------------------
Net increase                909,294           661,475        $  9,545,959        $  6,965,633
=============================================================================================

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2002.


--------------------------------------------------------------------------------
98 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                        ----------------------------------------------------------------
                                                                     Class A
                                        ----------------------------------------------------------------
                                                             Year Ended September 30,
                                        ----------------------------------------------------------------
                                            2002          2001          2000          1999          1998
                                        ----------------------------------------------------------------
Net asset value,
   beginning of period ............     $  10.80       $ 10.47       $ 10.40       $ 11.03       $ 10.78
                                        ----------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  ......          .51           .54           .55           .51           .54
Net realized and unrealized
   gain (loss) on investment
   transactions ...................          .26           .34           .07          (.55)          .45
                                        ----------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ................          .77           .88           .62          (.04)          .99
                                        ----------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..............         (.51)         (.54)         (.55)         (.51)         (.54)
Distributions in excess of net
   investment income ..............         (.04)         (.01)           -0-         (.04)         (.02)
Distributions from net
   realized gains .................           -0-           -0-           -0-         (.04)         (.18)
                                        ----------------------------------------------------------------
Total dividends and
   distributions ..................         (.55)         (.55)         (.55)         (.59)         (.74)
                                        ----------------------------------------------------------------
Net asset value,
   end of period ..................     $  11.02       $ 10.80       $ 10.47       $ 10.40       $ 11.03
                                        ================================================================
Total Return
Total investment return based
   on net asset value(c) ..........         7.33%         8.56%         6.17%         (.45)%        9.54%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................     $121,245       $88,261       $47,258       $38,472       $21,185
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements ..............          .78%          .78%          .78%          .78%          .78%
   Expenses, before waivers/
      reimbursements ..............         1.12%         1.22%         1.29%         1.39%         1.55%
   Net investment income,
      net of waivers/
      reimbursements ..............         4.73%         5.08%         5.33%         4.74%         4.92%
Portfolio turnover rate ...........           11%          119%          199%          217%           45%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 99

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                        ----------------------------------------------------------------
                                                                     Class B
                                        ----------------------------------------------------------------
                                                             Year Ended September 30,
                                        ----------------------------------------------------------------
                                            2002          2001          2000          1999          1998
                                        ----------------------------------------------------------------
Net asset value,
   beginning of period ............     $  10.78       $ 10.46       $ 10.39       $ 11.03       $ 10.78
                                        ----------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  ......          .43           .47           .48           .43           .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...................          .27           .33           .07          (.55)          .47
                                        ----------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ................          .70           .80           .55          (.12)          .92
                                        ----------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..............         (.43)         (.47)         (.48)         (.43)         (.45)
Distributions in excess of net
   investment income ..............         (.05)         (.01)           -0-         (.05)         (.04)
Distributions from net
   realized  gains ................           -0-           -0-           -0-         (.04)         (.18)
                                        ----------------------------------------------------------------
Total dividends and
   distributions ..................         (.48)         (.48)         (.48)         (.52)         (.67)
                                        ----------------------------------------------------------------
Net asset value,
   end of period ..................     $  11.00       $ 10.78       $ 10.46       $ 10.39       $ 11.03
                                        ================================================================
Total Return
Total investment return based
   on net asset value(c) ..........         6.65%         7.76%         5.45%        (1.19)%        8.84%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................     $ 92,349       $56,024       $34,232       $31,242       $13,698
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements ..............         1.48%         1.48%         1.48%         1.48%         1.48%
   Expenses, before waivers/
      reimbursements ..............         1.82%         1.93%         1.99%         2.16%         2.30%
   Net investment income,
      net of waivers/
      reimbursements ..............         4.02%         4.41%         4.63%         4.05%         4.21%
Portfolio turnover rate ...........           11%          119%          199%          217%           45%

See footnote summary on page 126.


--------------------------------------------------------------------------------
100 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                        ----------------------------------------------------------------
                                                                     Class C
                                        ----------------------------------------------------------------
                                                             Year Ended September 30,
                                        ----------------------------------------------------------------
                                            2002          2001          2000          1999          1998
                                        ----------------------------------------------------------------
Net asset value,
   beginning of period ............     $  10.78       $ 10.46       $ 10.39       $ 11.03       $ 10.78
                                        ----------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  ......          .43           .47           .48           .43           .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...................          .27           .33           .07          (.55)          .47
                                        ----------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ................          .70           .80           .55          (.12)          .92
                                        ----------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..............         (.43)         (.47)         (.48)         (.43)         (.45)
Distributions in excess of net
   investment income ..............         (.05)         (.01)           -0-         (.05)         (.04)
Distributions from net
   realized gains .................           -0-           -0-           -0-         (.04)         (.18)
                                        ----------------------------------------------------------------
Total dividends and
   distributions ..................         (.48)         (.48)         (.48)         (.52)         (.67)
                                        ----------------------------------------------------------------
Net asset value,
   end of period ..................     $  11.00       $ 10.78       $ 10.46       $ 10.39       $ 11.03
                                        ================================================================
Total Return
Total investment return based
   on net asset value(c) ..........         6.65%         7.76%         5.45%        (1.19)%        8.83%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................     $ 24,258       $13,407       $ 8,941       $ 9,368       $ 4,708
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements ..............         1.48%         1.48%         1.48%         1.48%         1.48%
   Expenses, before waivers/
      reimbursements ..............         1.82%         1.93%         1.99%         2.17%         2.34%
   Net investment income,
      net of waivers/
      reimbursements ..............         4.00%         4.43%         4.64%         4.05%         4.19%
Portfolio turnover rate ...........           11%          119%          199%          217%           45%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 101

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Florida Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.16     $   9.76     $   9.81     $  10.48     $  10.14
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ......        .52          .53          .53          .51          .52
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .19          .40         (.05)        (.65)         .37
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .71          .93          .48         (.14)         .89
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.52)        (.53)        (.53)        (.51)        (.52)
Distributions in excess of
   net investment income .........       (.01)          -0-          -0-        (.02)        (.03)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.53)        (.53)        (.53)        (.53)        (.55)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.34     $  10.16     $   9.76     $   9.81     $  10.48
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       7.21%        9.71%        5.10%       (1.38)%       8.97%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $109,373     $ 97,714     $ 75,422     $ 79,752     $ 44,440
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .78%         .78%         .73%         .73%         .73%
   Expenses, before waivers/
     reimbursements ..............       1.09%        1.13%        1.14%        1.18%        1.27%
   Net investment income,
     net of waivers/
     reimbursements ..............       5.18%        5.33%        5.52%        4.94%        5.14%
Portfolio turnover rate ..........         20%          70%         281%         244%          65%

See footnote summary on page 126.


--------------------------------------------------------------------------------
102 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Florida Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.17     $   9.77     $   9.81     $  10.48     $  10.14
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .45          .46          .46          .43          .46
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .18          .39         (.05)        (.64)         .36
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .63          .85          .41         (.21)         .82
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.45)        (.45)        (.45)        (.43)        (.46)
Distributions in excess of net
   investment income .............         -0-          -0-          -0-        (.03)        (.02)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.45)        (.45)        (.45)        (.46)        (.48)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.35     $  10.17     $   9.77     $   9.81     $  10.48
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.45%        8.92%        4.43%       (2.06)%       8.22%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $105,583     $ 87,603     $ 65,391     $ 67,532     $ 40,740
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.48%        1.48%        1.43%        1.43%        1.43%
   Expenses, before waivers/
     reimbursements ..............       1.79%        1.84%        1.85%        1.91%        1.97%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.47%        4.62%        4.82%        4.25%        4.46%
Portfolio turnover rate ..........         20%          70%         281%         244%          65%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 103

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Florida Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.17     $   9.77     $   9.81     $  10.48     $  10.14
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .45          .46          .46          .43          .46
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .18          .39         (.05)        (.64)         .36
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .63          .85          .41         (.21)         .82
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.45)        (.45)        (.45)        (.43)        (.46)
Distributions in excess of net
   investment income .............         -0-          -0-          -0-        (.03)        (.02)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.45)        (.45)        (.45)        (.46)        (.48)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.35     $  10.17     $   9.77     $   9.81     $  10.48
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.45%        8.93%        4.43%       (2.06)%       8.22%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 49,102     $ 40,360     $ 38,464     $ 42,169     $ 31,524
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.48%        1.48%        1.43%        1.43%        1.43%
   Expenses, before waivers/
     reimbursements ..............       1.79%        1.83%        1.85%        1.91%        1.99%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.47%        4.64%        4.83%        4.24%        4.48%
Portfolio turnover rate ..........         20%          70%         281%         244%          65%

See footnote summary on page 126.


--------------------------------------------------------------------------------
104 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Massachusetts Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  11.05     $  10.59     $  10.66     $  11.39     $  11.19
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .54          .56          .58          .53          .54
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .04          .47         (.09)        (.66)         .45
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .58         1.03          .49         (.13)         .99
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.54)        (.56)        (.56)        (.53)        (.54)
Distributions in excess of net
   investment income .............       (.03)        (.01)          -0-        (.04)        (.06)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.03)        (.19)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.57)        (.57)        (.56)        (.60)        (.79)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  11.06     $  11.05     $  10.59     $  10.66     $  11.39
                                     ============================================================
Total Return
Total investment return
   based on net
   asset value(c) ................       5.46%        9.92%        4.86%       (1.24)%       9.18%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 66,197     $ 63,384     $ 45,418     $ 44,758     $ 23,026
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .82%         .82%         .77%         .72%         .72%
   Expenses, before waivers/
     reimbursements ..............       1.12%        1.19%        1.63%        1.24%        1.51%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.97%        5.20%        5.53%        4.74%        4.87%
Portfolio turnover rate ..........         27%         108%         389%         303%          69%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 105

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Massachusetts Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  11.03     $  10.57     $  10.65     $  11.38     $  11.19
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .47          .49          .50          .45          .46
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .03          .47         (.09)        (.65)         .45
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .50          .96          .41         (.20)         .91
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.47)        (.49)        (.49)        (.45)        (.46)
Distributions in excess of net
   investment income .............       (.03)        (.01)          -0-        (.05)        (.07)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.03)        (.19)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.50)        (.50)        (.49)        (.53)        (.72)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  11.03     $  11.03     $  10.57     $  10.65     $  11.38
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       4.69%        9.22%        4.06%       (1.87)%       8.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 79,216     $ 62,190     $ 39,964     $ 42,628     $ 20,400
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.52%        1.52%        1.47%        1.42%        1.42%
   Expenses, before waivers/
     reimbursements ..............       1.83%        1.90%        1.94%        1.97%        2.22%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.28%        4.53%        4.83%        4.06%        4.16%
Portfolio turnover rate ..........         27%         108%         389%         303%          69%

See footnote summary on page 126.


--------------------------------------------------------------------------------
106 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Massachusetts Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  11.03     $  10.57     $  10.65     $  11.38     $  11.19
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .47          .49          .50          .45          .47
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .03          .47         (.09)        (.65)         .44
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .50          .96          .41         (.20)         .91
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.47)        (.49)        (.49)        (.45)        (.47)
Distributions in excess of net
   investment income .............       (.03)        (.01)          -0-        (.05)        (.06)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.03)        (.19)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.50)        (.50)        (.49)        (.53)        (.72)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  11.03     $  11.03     $  10.57     $  10.65     $  11.38
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       4.69%        9.22%        4.06%       (1.87)%       8.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 53,156     $ 44,688     $ 31,207     $ 29,365     $ 18,050
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.52%        1.52%        1.47%        1.42%        1.42%
   Expenses, before waivers/
     reimbursements ..............       1.82%        1.90%        1.93%        1.96%        2.21%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.28%        4.53%        4.83%        4.05%        4.18%
Portfolio turnover rate ..........         27%         108%         389%         303%          69%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 107

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Michigan Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.63     $  10.16     $  10.06     $  10.62     $  10.52
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .49          .52          .53          .46          .48
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .32          .48          .09         (.45)         .44
                                     ------------------------------------------------------------
Net increase in net asset
   value from operations .........        .81         1.00          .62          .01          .92
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.49)        (.52)        (.52)        (.46)        (.48)
Distributions in excess of net
   investment income .............       (.04)        (.01)          -0-        (.04)        (.05)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.07)        (.29)
                                     ------------------------------------------------------------
Total dividends and distributions        (.53)        (.53)        (.52)        (.57)        (.82)
                                     ------------------------------------------------------------
Net asset value, end of period ...   $  10.91     $  10.63     $  10.16     $  10.06     $  10.62
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       7.87%       10.11%        6.39%         .03%        9.08%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 55,396     $ 32,804     $ 14,609     $ 11,760     $  8,640
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.01%        1.01%         .99%         .96%         .96%
   Expenses, before waivers/
     reimbursements ..............       1.21%        1.44%        1.63%        1.62%        1.89%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.57%        5.01%        5.30%        4.48%        4.57%
Portfolio turnover rate ..........         18%         115%         287%         213%         134%

See footnote summary on page 126.


--------------------------------------------------------------------------------
108 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Michigan Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.62     $  10.15     $  10.05     $  10.61     $  10.52
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .41          .45          .45          .39          .40
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .32          .48          .10         (.45)         .44
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .73          .93          .55         (.06)         .84
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.41)        (.45)        (.45)        (.39)        (.40)
Distributions in excess of net
   investment income .............       (.05)        (.01)          -0-        (.04)        (.06)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.07)        (.29)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.46)        (.46)        (.45)        (.50)        (.75)
                                     ------------------------------------------------------------
Net asset value,
    end of period ................   $  10.89     $  10.62     $  10.15     $  10.05     $  10.61
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       7.06%        9.39%        5.55%        (.64)%       8.26%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 53,097     $ 29,436     $ 14,943     $ 13,844     $  9,411
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.71%        1.71%        1.69%        1.66%        1.66%
   Expenses, before waivers/
     reimbursements ..............       1.92%        2.16%        2.34%        2.44%        2.61%
   Net investment income,
     net of waivers/
     reimbursements ..............       3.88%        4.34%        4.59%        3.79%        3.87%
Portfolio turnover rate ..........         18%         115%         287%         213%         134%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 109

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Michigan Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.62     $  10.14     $  10.05     $  10.61     $  10.52
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .41          .45          .46          .40          .41
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .32          .49          .08         (.46)         .43
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .73          .94          .54         (.06)         .84
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.41)        (.45)        (.45)        (.40)        (.41)
Distributions in excess of
   net investment income .........       (.05)        (.01)          -0-        (.03)        (.05)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.07)        (.29)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.46)        (.46)        (.45)        (.50)        (.75)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.89     $  10.62     $  10.14     $  10.05     $  10.61
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       7.06%        9.50%        5.55%        (.64)%       8.26%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 57,818     $ 24,142     $ 12,061     $ 10,747     $  8,983
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.71%        1.71%        1.69%        1.66%        1.66%
   Expenses, before waivers/
     reimbursements ..............       1.93%        2.16%        2.34%        2.43%        2.59%
   Net investment income,
     net of waivers/
     reimbursements ..............       3.86%        4.35%        4.60%        3.78%        3.88%
Portfolio turnover rate ..........         18%         115%         287%         213%         134%

See footnote summary on page 126.


--------------------------------------------------------------------------------
110 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Minnesota Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.09     $   9.72     $   9.67     $  10.22     $   9.97
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .48          .52          .53          .49          .50
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .25          .38          .03         (.53)         .27
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .73          .90          .56         (.04)         .77
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.48)        (.52)        (.51)        (.49)        (.50)
Distributions in excess of net
   investment income .............       (.03)        (.01)          -0-        (.02)        (.02)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.51)        (.53)        (.51)        (.51)        (.52)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.31     $  10.09     $   9.72     $   9.67     $  10.22
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       7.46%        9.44%        6.09%        (.48)%       7.94%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 65,850     $ 30,501     $ 20,212     $ 10,601     $  6,261
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .90%         .90%         .81%         .75%         .75%
   Expenses, before waivers/
     reimbursements ..............       1.29%        1.49%        1.66%        1.63%        1.80%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.75%        5.23%        5.57%        4.90%        4.92%
Portfolio turnover rate ..........         29%          61%         307%         259%          30%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 111

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Minnesota Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.08     $   9.72     $   9.67     $  10.22     $   9.97
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .40          .45          .46          .42          .42
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .27          .37          .03         (.53)         .28
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .67          .82          .49         (.11)         .70
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.40)        (.45)        (.44)        (.42)        (.42)
Distributions in excess of
   net investment income .........       (.04)        (.01)          -0-        (.02)        (.03)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.44)        (.46)        (.44)        (.44)        (.45)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.31     $  10.08     $   9.72     $   9.67     $  10.22
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.84%        8.61%        5.32%       (1.19)%       7.17%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 24,340     $ 17,304     $ 12,064     $ 14,111     $ 13,867
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.60%        1.60%        1.51%        1.46%        1.46%
   Expenses, before waivers/
     reimbursements ..............       1.99%        2.19%        2.37%        2.43%        2.52%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.04%        4.52%        4.81%        4.16%        4.19%
Portfolio turnover rate ..........         29%          61%         307%         259%          30%

See footnote summary on page 126.


--------------------------------------------------------------------------------
112 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Minnesota Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.10     $   9.72     $   9.67     $  10.22     $   9.97
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .40          .45          .46          .42          .43
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .26          .39          .03         (.53)         .27
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .66          .84          .49         (.11)         .70
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.40)        (.45)        (.44)        (.42)        (.43)
Distributions in excess of
   net investment income .........       (.04)        (.01)          -0-        (.02)        (.02)
                                     ------------------------------------------------------------
Total dividends and distributions        (.44)        (.46)        (.44)        (.44)        (.45)
                                     ------------------------------------------------------------
Net asset value, end of period ...   $  10.32     $  10.10     $   9.72     $   9.67     $  10.22
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.72%        8.82%        5.32%       (1.19)%       7.18%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 20,401     $ 11,434     $  7,524     $  9,081     $  7,716
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.60%        1.60%        1.50%        1.45%        1.45%
   Expenses, before waivers/
     reimbursements ..............       1.99%        2.19%        2.36%        2.44%        2.48%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.01%        4.51%        4.84%        4.17%        4.23%
Portfolio turnover rate ..........         29%          61%         307%         259%          30%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 113

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         New Jersey Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.11     $   9.92     $   9.93     $  10.46     $  10.15
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .48          .52          .52          .49          .51
Net realized and unrealized
   gain (loss) on investment
   transactions ..................       (.05)         .20         (.02)        (.51)         .32
                                     ------------------------------------------------------------
Net increase (decrease) in
   net asset value
   from operations ...............        .43          .72          .50         (.02)         .83
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.48)        (.52)        (.51)        (.49)        (.51)
Distributions in excess of
   net investment income .........       (.03)        (.01)          -0-        (.02)        (.01)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.51)        (.53)        (.51)        (.51)        (.52)
                                     ------------------------------------------------------------
Net asset value,
    end of period ................   $  10.03     $  10.11     $   9.92     $   9.93     $  10.46
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       4.42%        7.33%        5.31%        (.29)%       8.36%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 94,865     $ 80,489     $ 49,667     $ 33,109     $ 22,333
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .87%         .87%         .85%         .82%         .82%
   Expenses, before waivers/
     reimbursements ..............       1.11%        1.13%        1.23%        1.25%        1.29%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.80%        5.04%        5.36%        4.82%        4.93%
Portfolio turnover rate ..........         49%         111%         224%         131%          35%

See footnote summary on page 126.


--------------------------------------------------------------------------------
114 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         New Jersey Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.11     $   9.92     $   9.93     $  10.46     $  10.16
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .41          .44          .45          .42          .43
Net realized and unrealized
   gain (loss) on investment
   transactions ..................       (.04)         .20         (.02)        (.51)         .32
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .37          .64          .43         (.09)         .75
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.41)        (.44)        (.44)        (.42)        (.43)
Distributions in excess of
   net investment income .........       (.03)        (.01)          -0-        (.02)        (.02)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.44)        (.45)        (.44)        (.44)        (.45)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.04     $  10.11     $   9.92     $   9.93     $  10.46
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       3.79%        6.56%        4.53%        (.99)%       7.50%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $127,025     $103,889     $ 62,149     $ 64,929     $ 48,027
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.57%        1.57%        1.55%        1.53%        1.53%
   Expenses, before waivers/
     reimbursements ..............       1.82%        1.84%        1.94%        1.99%        2.00%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.10%        4.33%        4.63%        4.10%        4.23%
Portfolio turnover rate ..........         49%         111%         224%         131%          35%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 115

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         New Jersey Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.11     $   9.93     $   9.93     $  10.46     $  10.16
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .41          .44          .45          .43          .43
Net realized and unrealized
   gain (loss) on investment
   transactions ..................       (.04)         .19         (.01)        (.52)         .32
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .37          .63          .44         (.09)         .75
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.41)        (.44)        (.44)        (.43)        (.43)
Distributions in excess of
   net investment income .........       (.03)        (.01)          -0-        (.01)        (.02)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.44)        (.45)        (.44)        (.44)        (.45)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.04     $  10.11     $   9.93     $   9.93     $  10.46
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       3.78%        6.45%        4.63%        (.99)%       7.50%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 56,295     $ 46,025     $ 31,115     $ 32,578     $ 26,018
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.57%        1.57%        1.54%        1.52%        1.52%
   Expenses, before waivers/
     reimbursements ..............       1.81%        1.83%        1.93%        1.98%        1.99%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.10%        4.34%        4.64%        4.12%        4.23%
Portfolio turnover rate ..........         49%         111%         224%         131%          35%

See footnote summary on page 126.


--------------------------------------------------------------------------------
116 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           Ohio Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.01     $   9.77     $   9.86     $  10.45     $  10.16
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .50          .54          .54          .49          .52
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .04          .23         (.12)        (.55)         .30
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .54          .77          .42         (.06)         .82
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.51)        (.53)        (.51)        (.49)        (.52)
Distributions in excess of
   net investment income .........       (.02)          -0-          -0-        (.04)        (.01)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.53)        (.53)        (.51)        (.53)        (.53)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.02     $  10.01     $   9.77     $   9.86     $  10.45
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       5.57%        8.04%        4.54%        (.70)%       8.30%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 70,223     $ 46,855     $ 32,490     $ 27,229     $ 14,220
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .85%         .85%         .76%         .75%         .75%
   Expenses, before waivers/
     reimbursements ..............       1.15%        1.20%        1.29%        1.30%        1.35%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.99%        5.42%        5.57%        4.88%        5.05%
Portfolio turnover rate ..........         34%          32%         307%         208%          16%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 117

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           Ohio Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.01     $   9.77     $   9.86     $  10.45     $  10.16
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .43          .47          .46          .43          .45
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .05          .24         (.11)        (.57)         .30
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .48          .71          .35         (.14)         .75
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.44)        (.47)        (.44)        (.43)        (.45)
Distributions in excess of net
   investment income .............       (.03)          -0-          -0-        (.02)        (.01)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.47)        (.47)        (.44)        (.45)        (.46)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.02     $  10.01     $   9.77     $   9.86     $  10.45
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       4.87%        7.33%        3.78%       (1.38)%       7.56%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 73,159     $ 54,575     $ 40,812     $ 49,055     $ 37,289
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.55%        1.55%        1.47%        1.46%        1.46%
   Expenses, before waivers/
     reimbursements ..............       1.85%        1.91%        2.00%        2.01%        2.05%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.29%        4.72%        4.84%        4.17%        4.34%
Portfolio turnover rate ..........         34%          32%         307%         208%          16%

See footnote summary on page 126.


--------------------------------------------------------------------------------
118 o  ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           Ohio Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.02     $   9.77     $   9.86     $  10.45     $  10.16
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .43          .47          .47          .43          .45
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .04          .25         (.12)        (.57)         .30
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .47          .72          .35         (.14)         .75
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.44)        (.47)        (.44)        (.43)        (.45)
Distributions in excess of
   net investment income .........       (.03)          -0-          -0-        (.02)        (.01)
                                     ------------------------------------------------------------
Total dividends and distributions        (.47)        (.47)        (.44)        (.45)        (.46)
                                     ------------------------------------------------------------
Net asset value, end of period ...   $  10.02     $  10.02     $   9.77     $   9.86     $  10.45
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       4.77%        7.43%        3.78%       (1.38)%       7.56%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 53,883     $ 36,500     $ 22,909     $ 24,126     $ 16,685
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.55%        1.55%        1.46%        1.45%        1.45%
   Expenses, before waivers/
     reimbursements ..............       1.85%        1.90%        1.99%        2.01%        2.04%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.29%        4.71%        4.85%        4.18%        4.36%
Portfolio turnover rate ..........         34%          32%         307%         208%          16%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 119

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Pennsylvania Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.42     $   9.88     $   9.89     $  10.66     $  10.33
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .51          .52          .52          .49          .53
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .18          .55         (.01)        (.73)         .35
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .69         1.07          .51         (.24)         .88
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.51)        (.52)        (.52)        (.49)        (.53)
Distributions in excess of
   net investment income .........       (.02)        (.01)          -0-        (.04)        (.02)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.53)        (.53)        (.52)        (.53)        (.55)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.58     $  10.42     $   9.88     $   9.89     $  10.66
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.88%       11.11%        5.35%       (2.43)%       8.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 99,426     $ 96,834     $ 68,288     $ 62,479     $ 35,632
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .95%         .95%         .95%         .95%         .95%
   Expenses, before waivers/
     reimbursements ..............       1.13%        1.16%        1.23%        1.24%        1.29%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.98%        5.15%        5.40%        4.68%        5.10%
Portfolio turnover rate ..........         38%         112%         356%         249%          70%

See footnote summary on page 126.


--------------------------------------------------------------------------------
120 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                        Pennsylvania Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.41     $   9.88     $   9.89     $  10.66     $  10.33
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .45          .45          .45          .41          .46
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .18          .54         (.02)        (.73)         .34
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .63          .99          .43         (.32)         .80
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.45)        (.45)        (.44)        (.41)        (.46)
Distributions in excess of
   net investment income .........       (.01)        (.01)          -0-        (.04)        (.01)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.46)        (.46)        (.44)        (.45)        (.47)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.58     $  10.41     $   9.88     $   9.89     $  10.66
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.26%       10.25%        4.58%       (3.10)%       7.98%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 74,390     $ 62,038     $ 44,713     $ 52,012     $ 39,465
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.65%        1.65%        1.66%        1.66%        1.66%
   Expenses, before waivers/
     reimbursements ..............       1.84%        1.86%        1.94%        1.98%        2.00%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.35%        4.36%        4.69%        3.96%        4.39%
Portfolio turnover rate ..........         38%         112%         356%         249%          70%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 121

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                        Pennsylvania Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.41     $   9.88     $   9.89     $  10.66     $  10.33
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .45          .45          .46          .41          .46
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .18          .54         (.03)        (.73)         .34
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .63          .99          .43         (.32)         .80
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.45)        (.45)        (.44)        (.41)        (.46)
Distributions in excess of
   net investment income .........       (.01)        (.01)          -0-        (.04)        (.01)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.46)        (.46)        (.44)        (.45)        (.47)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.58     $  10.41     $   9.88     $   9.89     $  10.66
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.26%       10.25%        4.58%       (3.10)%       7.98%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 46,296     $ 33,334     $ 23,306     $ 27,916     $ 17,531
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.65%        1.65%        1.65%        1.65%        1.65%
   Expenses, before waivers/
     reimbursements ..............       1.83%        1.86%        1.93%        1.98%        1.99%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.30%        4.42%        4.71%        3.98%        4.41%
Portfolio turnover rate ..........         38%         112%         356%         249%          70%

See footnote summary on page 126.


--------------------------------------------------------------------------------
122 o  ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Virginia Portfolio
                                     ------------------------------------------------------------
                                                               Class A
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.54     $  10.35     $  10.32     $  11.02     $  10.90
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .52          .54          .56          .49          .52
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .25          .20          .02         (.60)         .49
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .77          .74          .58         (.11)        1.01
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.52)        (.54)        (.55)        (.49)        (.52)
Distributions in excess of
   net investment income .........       (.02)        (.01)          -0-        (.07)        (.05)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.03)        (.32)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.54)        (.55)        (.55)        (.59)        (.89)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.77     $  10.54     $  10.35     $  10.32     $  11.02
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       7.58%        7.32%        5.88%       (1.10)%       9.65%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 76,797     $ 53,306     $ 37,784     $ 28,148     $ 10,315
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............        .72%         .72%         .67%         .67%         .67%
   Expenses, before waivers/
     reimbursements ..............       1.15%        1.21%        1.26%        1.43%        2.09%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.95%        5.18%        5.52%        4.67%        4.84%
Portfolio turnover rate ..........         16%         134%         289%         311%          62%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 123

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Virginia Portfolio
                                     ------------------------------------------------------------
                                                               Class B
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.53     $  10.34     $  10.31     $  11.01     $  10.90
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .45          .47          .49          .42          .44
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .24          .20          .02         (.60)         .49
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .69          .67          .51         (.18)         .93
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.45)        (.47)        (.48)        (.42)        (.44)
Distributions in excess of
   net investment income .........       (.02)        (.01)          -0-        (.07)        (.06)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.03)        (.32)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.47)        (.48)        (.48)        (.52)        (.82)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.75     $  10.53     $  10.34     $  10.31     $  11.01
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.78%        6.62%        5.16%       (1.73)%       8.85%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 85,842     $ 69,534     $ 49,216     $ 42,007     $ 15,973
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.42%        1.42%        1.37%        1.37%        1.37%
   Expenses, before waivers/
     reimbursements ..............       1.86%        1.92%        1.97%        2.20%        2.84%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.27%        4.49%        4.83%        3.97%        4.14%
Portfolio turnover rate ..........         16%         134%         289%         311%          62%

See footnote summary on page 126.


--------------------------------------------------------------------------------
124 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Virginia Portfolio
                                     ------------------------------------------------------------
                                                               Class C
                                     ------------------------------------------------------------
                                                       Year Ended September 30,
                                     ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                     ------------------------------------------------------------
Net asset value,
   beginning of period ...........   $  10.52     $  10.33     $  10.31     $  11.01     $  10.90
                                     ------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  .....        .45          .47          .49          .42          .44
Net realized and unrealized
   gain (loss) on investment
   transactions ..................        .25          .20          .01         (.60)         .49
                                     ------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ...............        .70          .67          .50         (.18)         .93
                                     ------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income .............       (.45)        (.47)        (.48)        (.42)        (.44)
Distributions in excess of
   net investment income .........       (.02)        (.01)          -0-        (.07)        (.06)
Distributions from net
   realized gains ................         -0-          -0-          -0-        (.03)        (.32)
                                     ------------------------------------------------------------
Total dividends and
   distributions .................       (.47)        (.48)        (.48)        (.52)        (.82)
                                     ------------------------------------------------------------
Net asset value,
   end of period .................   $  10.75     $  10.52     $  10.33     $  10.31     $  11.01
                                     ============================================================
Total Return
Total investment return based
   on net asset value(c) .........       6.88%        6.62%        5.06%       (1.73)%       8.85%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...............   $ 34,396     $ 24,116     $ 16,848     $ 12,962     $  4,597
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ..............       1.42%        1.42%        1.37%        1.37%        1.37%
   Expenses, before waivers/
     reimbursements ..............       1.86%        1.92%        1.96%        2.19%        2.85%
   Net investment income,
     net of waivers/
     reimbursements ..............       4.26%        4.48%        4.83%        3.97%        4.11%
Portfolio turnover rate ..........         16%         134%         289%         311%          62%

See footnote summary on page 126.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 125

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Net of fees waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
126 o ALLIANCE MUNICIPAL INCOME FUND II

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                     INDEPENDENT AUDITORS
                                                     ---------------------------
REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees Alliance Municipal Income Fund II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (the "Fund") (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania, and Virginia Portfolios) as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
November 8, 2002


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 127

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
128 o ALLIANCE MUNICIPAL INCOME FUND II

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $369 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/02.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 129

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/ checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
130 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               BOARD OF TRUSTEES
                                                               -----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Guy Davidson, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                        ALLIANCE MUNICIPAL INCOME FUND II  o 131

----------------------
MANAGEMENT OF THE FUND
----------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below:

                                                                             PORTFOLIOS
                                                                               IN FUND          OTHER
 NAME, AGE OF DIRECTOR,                   PRINCIPAL                            COMPLEX      DIRECTORSHIPS
         ADDRESS                        OCCUPATION(S)                        OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)               DURING PAST 5 YEARS                       DIRECTOR        DIRECTOR
-----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR**

John D. Carifa, **, 57         President, Chief Operating Officer and a          114            None
1345 Avenue of the Americas    Director of Alliance Capital Management
New York, NY 10105             Corporation ("ACMC"), with which he has
(9)                            been associated with since prior to 1997.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72             Formerly an Executive Vice President and           93            None
P.O. Box 4623                  Chief Insurance Officer of The Equitable;
Stamford, CT 06903             Life Assurance Society of the United States;
(9)                            Chairman and Chief Executive Officer
                               of Evlico. Formerly a Director of Avon,
                               BP Amoco Corporation, Ecolab, Inc., Tandem
                               Financial Group and Donaldson, Lufkin &
                               Jenrette Securities Corporation.

David H. Dievler, #+, 73       Independent Consultant. Until December             98            None
P.O. Box 167                   1994, Senior Vice President of ACMC
Spring Lake, NJ 07762          responsible for mutual fund administration.
(9)                            Prior to joining ACMC in 1984, Chief
                               Financial Officer of Eberstadt Asset
                               Management since 1968. Prior to that, Senior
                               Manager at Price Waterhouse & Co. Member of
                               the American Institute of Certified Public
                               Accountants since 1953.

John H. Dobkin, #+, 60         Consultant. Formerly a Senior Advisor              94            None
P.O. Box 12                    from June 1999-June 2000 and President
Annandale NY 12504             (December 1989-May 1999) of Historic
(4)                            Hudson Valley (historic preservation).
                               Previously, Director of the National Academy
                               of Design and during 1988-92, Director and
                               Chairman of the Audit Committee of ACMC.

William H. Foulk, Jr., #+, 70  Investment Adviser and Independent                110            None
2 Soundview Drive              Consultant. Formerly Senior Manager
Suite 100                      of Barrett Associates, Inc., a registered
Greenwich, CT 06830            investment adviser, with which he had
(4)                            been associated since prior to 1997.
                               Formerly Deputy Comptroller of the State of
                               New York and, prior thereto, Chief Investment
                               Officer of the New York Bank for Savings.


--------------------------------------------------------------------------------
132 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

                                                                             PORTFOLIOS
                                                                               IN FUND          OTHER
 NAME, AGE OF DIRECTOR,                   PRINCIPAL                            COMPLEX      DIRECTORSHIPS
         ADDRESS                        OCCUPATION(S)                        OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)               DURING PAST 5 YEARS                       DIRECTOR        DIRECTOR
-----------------------------------------------------------------------------------------------------------
Clifford L. Michel, #+ 63      Senior Counsel of the law firm of Cahill          93          Placer Dome,
15 St. Bernard's Road          Gordon & Reindel, since February 2001                             Inc.
Gladstone, NJ 07934            and a partner of that firm for more than
(9)                            25 years prior thereto. President and
                               Chief Executive Officer of Wenonah
                               Development Company (investments) and a
                               Director of Placer Dome, Inc. (mining).

Donald J. Robinson, #+, 68     Senior Counsel at the law firm of Orrick,         92             None
98 Hell's Peak Road            Herrington & Sutcliffe LLP since prior to
Weston, VT 05161               1997. Formerly a senior partner and a
(6)                            member of the Executive Committee of
                               that firm. He was also a member and Chairman
                               of the Municipal Securities Rulemaking Board
                               and a Trustee of the Museum of the City of
                               New York.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 133

----------------------
MANAGEMENT OF THE FUND
----------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

                                Position(s)                          Principal Occupation
Name, Address* and Age         Held with Fund                         During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Kathleen A. Corbet, 42      Senior Vice President     Executive Vice President of Alliance Capital Management
                                                      Corporation ("ACMC")**, with which she has been
                                                      associated since prior to 1997.

Wayne D. Lyski, 61          Senior Vice President     Executive Vice President of ACMC,** with which he has
                                                      been associated since prior to 1997.

Guy Davidson, 41            Senior Vice President     Senior Vice President of ACMC,** with which he has been
                                                      associated since prior to 1997.

David M. Dowden, 37         Vice President            Senior Vice President of ACMC,** with which he has been
                                                      associated since prior to 1997.

Terrance T. Hults, 36       Vice President            Vice President of ACMC,** with which he has been
                                                      associated since prior to 1997.

William E. Oliver, 53       Vice President            Senior Vice President of ACMC.** with which he has been
                                                      associated since prior to 1997.

Edmund P. Bergan, Jr., 52   Secretary                 Senior Vice President and General Counsel of Alliance
                                                      Fund Distributors, Inc. ("AFD")** and Alliance Global
                                                      Investor Services Inc. ("AGIS"),** with which he has
                                                      been associated since prior to 1997.

Mark D. Gersten, 52         Treasurer and Chief       Senior Vice President of AGIS,** with which he has been
                            Financial Officer         associated since prior to 1997.

Thomas R. Manley, 51        Controller                Vice President of ACMC,** with which he has been
                                                      associated since prior to 1997.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
134 o ALLIANCE MUNICIPAL INCOME FUND II

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

AllianceBernstein Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 135

NOTES

--------------------------------------------------------------------------------
136 o ALLIANCE MUNICIPAL INCOME FUND II

Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIIIAR0902